Shareholder Report	12 Months Ended
	Dec. 31, 2025 USD ($) Holding	Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Entity Central Index Key	0000031266
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000014207
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class A
Trading Symbol	EVIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.96%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Both the Stock Portfolio and Core Bond Portfolio underperformed the Index and detracted from Index-relative returns — but both outperformed the Secondary Index

↓ An out-of-index position in Shift4 Payments, Inc. hurt on missed earnings, Global Blue integration issues, valuation pressure and payment-sector headwinds

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative returns

↓ The Fund’s modestly short duration position detracted as interest rates declined over the period

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary and an overweight to communication services helped returns

↑ The Fund’s positioning within securitized credit drove performance. Overweight to commercial mortgage backed securities, asset backed securities, and non-agency residential mortgage backed securities contributed as spreads tightened and security selection strengthened returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,267	$9,504	$9,757	$10,138
2/16	$9,209	$9,491	$9,777	$10,210
3/16	$9,610	$10,135	$10,211	$10,303
4/16	$9,610	$10,174	$10,250	$10,343
5/16	$9,692	$10,357	$10,362	$10,345
6/16	$9,785	$10,384	$10,452	$10,531
7/16	$9,983	$10,766	$10,710	$10,598
8/16	$9,948	$10,782	$10,714	$10,586
9/16	$9,924	$10,784	$10,713	$10,580
10/16	$9,783	$10,587	$10,563	$10,499
11/16	$9,795	$10,979	$10,698	$10,250
12/16	$9,911	$11,196	$10,831	$10,265
1/17	$9,994	$11,408	$10,962	$10,285
2/17	$10,241	$11,861	$11,253	$10,354
3/17	$10,236	$11,875	$11,258	$10,349
4/17	$10,330	$11,997	$11,363	$10,428
5/17	$10,472	$12,166	$11,494	$10,509
6/17	$10,552	$12,242	$11,532	$10,498
7/17	$10,679	$12,494	$11,694	$10,543
8/17	$10,726	$12,532	$11,758	$10,638
9/17	$10,803	$12,790	$11,881	$10,587
10/17	$10,959	$13,089	$12,050	$10,593
11/17	$11,115	$13,490	$12,265	$10,580
12/17	$11,252	$13,640	$12,370	$10,628
1/18	$11,548	$14,421	$12,738	$10,506
2/18	$11,252	$13,890	$12,408	$10,406
3/18	$11,117	$13,537	$12,250	$10,473
4/18	$11,166	$13,589	$12,242	$10,395
5/18	$11,340	$13,916	$12,454	$10,469
6/18	$11,358	$14,002	$12,494	$10,456
7/18	$11,644	$14,523	$12,774	$10,459
8/18	$11,849	$14,996	$13,056	$10,526
9/18	$11,859	$15,081	$13,067	$10,458
10/18	$11,345	$14,050	$12,490	$10,376
11/18	$11,483	$14,337	$12,673	$10,438
12/18	$10,866	$13,042	$12,079	$10,630
1/19	$11,457	$14,087	$12,711	$10,742
2/19	$11,693	$14,540	$12,953	$10,736
3/19	$11,973	$14,822	$13,204	$10,942
4/19	$12,302	$15,422	$13,526	$10,945
5/19	$12,078	$14,442	$13,106	$11,139
6/19	$12,557	$15,460	$13,726	$11,279
7/19	$12,742	$15,682	$13,857	$11,304
8/19	$12,814	$15,434	$13,869	$11,597
9/19	$12,819	$15,723	$13,995	$11,535
10/19	$12,952	$16,063	$14,194	$11,570
11/19	$13,205	$16,646	$14,500	$11,564
12/19	$13,435	$17,149	$14,758	$11,556
1/20	$13,571	$17,142	$14,869	$11,778
2/20	$12,971	$15,731	$14,241	$11,990
3/20	$11,721	$13,788	$13,152	$11,920
4/20	$12,762	$15,555	$14,257	$12,132
5/20	$13,200	$16,296	$14,691	$12,188
6/20	$13,451	$16,620	$14,904	$12,265
7/20	$14,083	$17,558	$15,497	$12,448
8/20	$14,669	$18,820	$16,115	$12,348
9/20	$14,292	$18,105	$15,744	$12,341
10/20	$14,056	$17,623	$15,465	$12,286
11/20	$14,932	$19,552	$16,541	$12,406
12/20	$15,343	$20,304	$16,932	$12,424
1/21	$15,160	$20,099	$16,781	$12,334
2/21	$15,413	$20,653	$16,962	$12,156
3/21	$15,619	$21,558	$17,323	$12,005
4/21	$16,323	$22,708	$17,932	$12,099
5/21	$16,323	$22,867	$18,031	$12,139
6/21	$16,626	$23,401	$18,334	$12,224
7/21	$16,894	$23,956	$18,677	$12,361
8/21	$17,147	$24,685	$19,004	$12,337
9/21	$16,526	$23,537	$18,408	$12,231
10/21	$17,176	$25,186	$19,179	$12,227
11/21	$17,034	$25,011	$19,122	$12,263
12/21	$17,492	$26,132	$19,617	$12,232
1/22	$16,595	$24,780	$18,839	$11,968
2/22	$16,397	$24,038	$18,416	$11,835
3/22	$16,574	$24,931	$18,622	$11,506
4/22	$15,537	$22,757	$17,365	$11,069
5/22	$15,461	$22,798	$17,429	$11,141
6/22	$14,743	$20,916	$16,456	$10,966
7/22	$15,569	$22,845	$17,528	$11,234
8/22	$15,080	$21,913	$16,901	$10,917
9/22	$14,134	$19,895	$15,675	$10,445
10/22	$14,595	$21,506	$16,355	$10,310
11/22	$15,270	$22,708	$17,144	$10,689
12/22	$14,767	$21,399	$16,520	$10,641
1/23	$15,362	$22,744	$17,346	$10,968
2/23	$14,928	$22,189	$16,913	$10,684
3/23	$15,442	$23,004	$17,457	$10,956
4/23	$15,571	$23,363	$17,663	$11,022
5/23	$15,507	$23,464	$17,632	$10,902
6/23	$16,035	$25,015	$18,306	$10,863
7/23	$16,326	$25,818	$18,654	$10,856
8/23	$16,261	$25,407	$18,428	$10,786
9/23	$15,592	$24,196	$17,714	$10,512
10/23	$15,316	$23,687	$17,378	$10,346
11/23	$16,486	$25,850	$18,645	$10,815
12/23	$17,137	$27,025	$19,439	$11,229
1/24	$17,531	$27,479	$19,614	$11,198
2/24	$18,138	$28,946	$20,131	$11,040
3/24	$18,480	$29,878	$20,594	$11,142
4/24	$17,821	$28,657	$19,882	$10,860
5/24	$18,645	$30,078	$20,608	$11,044
6/24	$19,298	$31,157	$21,130	$11,149
7/24	$19,496	$31,537	$21,481	$11,409
8/24	$20,041	$32,302	$21,917	$11,573
9/24	$20,362	$32,992	$22,316	$11,728
10/24	$20,130	$32,692	$21,973	$11,437
11/24	$20,826	$34,611	$22,840	$11,558
12/24	$20,473	$33,786	$22,364	$11,369
1/25	$20,907	$34,727	$22,785	$11,430
2/25	$20,820	$34,274	$22,807	$11,681
3/25	$20,001	$32,343	$22,039	$11,685
4/25	$20,035	$32,124	$21,984	$11,731
5/25	$20,802	$34,146	$22,751	$11,647
6/25	$21,623	$35,882	$23,586	$11,826
7/25	$21,886	$36,687	$23,878	$11,795
8/25	$22,078	$37,431	$24,283	$11,936
9/25	$22,370	$38,797	$24,921	$12,067
10/25	$22,633	$39,706	$25,333	$12,142
11/25	$22,861	$39,803	$25,433	$12,217
12/25	$22,736	$39,827	$25,428	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	11.01%	8.17%	9.13%
Class A with 5.25% Maximum Sales Charge	5.21%	7.00%	8.55%
S&P 500® Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Blended IndexFootnote Reference1	13.70%	8.47%	9.77%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark comprised of a blend of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,082,378,107
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 5,443,712
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,082,378,107
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	429
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$5,443,712

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	2.5%
Short-Term Investments	3.3%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	7.3%
Corporate Bonds	7.8%
U.S. Government Agency Mortgage-Backed Securities	9.5%
Common Stocks	61.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.8%
Microsoft Corp.	4.9%
Apple, Inc.	4.3%
Alphabet, Inc., Class C	4.2%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.7%
Amazon.com, Inc.	3.2%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014209
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class C
Trading Symbol	ECIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.71%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Both the Stock Portfolio and Core Bond Portfolio underperformed the Index and detracted from Index-relative returns — but both outperformed the Secondary Index

↓ An out-of-index position in Shift4 Payments, Inc. hurt on missed earnings, Global Blue integration issues, valuation pressure and payment-sector headwinds

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative returns

↓ The Fund’s modestly short duration position detracted as interest rates declined over the period

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary and an overweight to communication services helped returns

↑ The Fund’s positioning within securitized credit drove performance. Overweight to commercial mortgage backed securities, asset backed securities, and non-agency residential mortgage backed securities contributed as spreads tightened and security selection strengthened returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,781	$9,504	$9,757	$10,138
2/16	$9,720	$9,491	$9,777	$10,210
3/16	$10,139	$10,135	$10,211	$10,303
4/16	$10,127	$10,174	$10,250	$10,343
5/16	$10,200	$10,357	$10,362	$10,345
6/16	$10,294	$10,384	$10,452	$10,531
7/16	$10,501	$10,766	$10,710	$10,598
8/16	$10,452	$10,782	$10,714	$10,586
9/16	$10,433	$10,784	$10,713	$10,580
10/16	$10,274	$10,587	$10,563	$10,499
11/16	$10,274	$10,979	$10,698	$10,250
12/16	$10,388	$11,196	$10,831	$10,265
1/17	$10,474	$11,408	$10,962	$10,285
2/17	$10,733	$11,861	$11,253	$10,354
3/17	$10,708	$11,875	$11,258	$10,349
4/17	$10,807	$11,997	$11,363	$10,428
5/17	$10,955	$12,166	$11,494	$10,509
6/17	$11,029	$12,242	$11,532	$10,498
7/17	$11,149	$12,494	$11,694	$10,543
8/17	$11,186	$12,532	$11,758	$10,638
9/17	$11,269	$12,790	$11,881	$10,587
10/17	$11,418	$13,089	$12,050	$10,593
11/17	$11,568	$13,490	$12,265	$10,580
12/17	$11,700	$13,640	$12,370	$10,628
1/18	$12,007	$14,421	$12,738	$10,506
2/18	$11,700	$13,890	$12,408	$10,406
3/18	$11,552	$13,537	$12,250	$10,473
4/18	$11,591	$13,589	$12,242	$10,395
5/18	$11,770	$13,916	$12,454	$10,469
6/18	$11,779	$14,002	$12,494	$10,456
7/18	$12,061	$14,523	$12,774	$10,459
8/18	$12,273	$14,996	$13,056	$10,526
9/18	$12,273	$15,081	$13,067	$10,458
10/18	$11,743	$14,050	$12,490	$10,376
11/18	$11,860	$14,337	$12,673	$10,438
12/18	$11,228	$13,042	$12,079	$10,630
1/19	$11,822	$14,087	$12,711	$10,742
2/19	$12,065	$14,540	$12,953	$10,736
3/19	$12,343	$14,822	$13,204	$10,942
4/19	$12,681	$15,422	$13,526	$10,945
5/19	$12,437	$14,442	$13,106	$11,139
6/19	$12,918	$15,460	$13,726	$11,279
7/19	$13,094	$15,682	$13,857	$11,304
8/19	$13,168	$15,434	$13,869	$11,597
9/19	$13,161	$15,723	$13,995	$11,535
10/19	$13,284	$16,063	$14,194	$11,570
11/19	$13,543	$16,646	$14,500	$11,564
12/19	$13,778	$17,149	$14,758	$11,556
1/20	$13,904	$17,142	$14,869	$11,778
2/20	$13,277	$15,731	$14,241	$11,990
3/20	$11,994	$13,788	$13,152	$11,920
4/20	$13,040	$15,555	$14,257	$12,132
5/20	$13,487	$16,296	$14,691	$12,188
6/20	$13,746	$16,620	$14,904	$12,265
7/20	$14,375	$17,558	$15,497	$12,448
8/20	$14,957	$18,820	$16,115	$12,348
9/20	$14,575	$18,105	$15,744	$12,341
10/20	$14,321	$17,623	$15,465	$12,286
11/20	$15,211	$19,552	$16,541	$12,406
12/20	$15,599	$20,304	$16,932	$12,424
1/21	$15,414	$20,099	$16,781	$12,334
2/21	$15,656	$20,653	$16,962	$12,156
3/21	$15,863	$21,558	$17,323	$12,005
4/21	$16,561	$22,708	$17,932	$12,099
5/21	$16,561	$22,867	$18,031	$12,139
6/21	$16,849	$23,401	$18,334	$12,224
7/21	$17,119	$23,956	$18,677	$12,361
8/21	$17,361	$24,685	$19,004	$12,337
9/21	$16,721	$23,537	$18,408	$12,231
10/21	$17,376	$25,186	$19,179	$12,227
11/21	$17,219	$25,011	$19,122	$12,263
12/21	$17,660	$26,132	$19,617	$12,232
1/22	$16,743	$24,780	$18,839	$11,968
2/22	$16,544	$24,038	$18,416	$11,835
3/22	$16,704	$24,931	$18,622	$11,506
4/22	$15,649	$22,757	$17,365	$11,069
5/22	$15,572	$22,798	$17,429	$11,141
6/22	$14,837	$20,916	$16,456	$10,966
7/22	$15,649	$22,845	$17,528	$11,234
8/22	$15,144	$21,913	$16,901	$10,917
9/22	$14,201	$19,895	$15,675	$10,445
10/22	$14,646	$21,506	$16,355	$10,310
11/22	$15,305	$22,708	$17,144	$10,689
12/22	$14,805	$21,399	$16,520	$10,641
1/23	$15,382	$22,744	$17,346	$10,968
2/23	$14,950	$22,189	$16,913	$10,684
3/23	$15,448	$23,004	$17,457	$10,956
4/23	$15,576	$23,363	$17,663	$11,022
5/23	$15,480	$23,464	$17,632	$10,902
6/23	$16,006	$25,015	$18,306	$10,863
7/23	$16,295	$25,818	$18,654	$10,856
8/23	$16,231	$25,407	$18,428	$10,786
9/23	$15,551	$24,196	$17,714	$10,512
10/23	$15,261	$23,687	$17,378	$10,346
11/23	$16,405	$25,850	$18,645	$10,815
12/23	$17,049	$27,025	$19,439	$11,229
1/24	$17,422	$27,479	$19,614	$11,198
2/24	$18,023	$28,946	$20,131	$11,040
3/24	$18,359	$29,878	$20,594	$11,142
4/24	$17,692	$28,657	$19,882	$10,860
5/24	$18,505	$30,078	$20,608	$11,044
6/24	$19,129	$31,157	$21,130	$11,149
7/24	$19,308	$31,537	$21,481	$11,409
8/24	$19,845	$32,302	$21,917	$11,573
9/24	$20,138	$32,992	$22,316	$11,728
10/24	$19,894	$32,692	$21,973	$11,437
11/24	$20,579	$34,611	$22,840	$11,558
12/24	$20,226	$33,786	$22,364	$11,369
1/25	$20,618	$34,727	$22,785	$11,430
2/25	$20,532	$34,274	$22,807	$11,681
3/25	$19,723	$32,343	$22,039	$11,685
4/25	$19,723	$32,124	$21,984	$11,731
5/25	$20,473	$34,146	$22,751	$11,647
6/25	$21,272	$35,882	$23,586	$11,826
7/25	$21,511	$36,687	$23,878	$11,795
8/25	$21,699	$37,431	$24,283	$11,936
9/25	$21,961	$38,797	$24,921	$12,067
10/25	$22,201	$39,706	$25,333	$12,142
11/25	$22,423	$39,803	$25,433	$12,217
12/25	$22,284	$39,827	$25,428	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	10.18%	7.39%	8.34%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	9.18%	7.39%	8.34%
S&P 500® Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Blended IndexFootnote Reference1	13.70%	8.47%	9.77%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark comprised of a blend of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,082,378,107
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 5,443,712
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,082,378,107
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	429
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$5,443,712

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	2.5%
Short-Term Investments	3.3%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	7.3%
Corporate Bonds	7.8%
U.S. Government Agency Mortgage-Backed Securities	9.5%
Common Stocks	61.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.8%
Microsoft Corp.	4.9%
Apple, Inc.	4.3%
Alphabet, Inc., Class C	4.2%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.7%
Amazon.com, Inc.	3.2%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000120937
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class I
Trading Symbol	EIIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.71%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Both the Stock Portfolio and Core Bond Portfolio underperformed the Index and detracted from Index-relative returns — but both outperformed the Secondary Index

↓ An out-of-index position in Shift4 Payments, Inc. hurt on missed earnings, Global Blue integration issues, valuation pressure and payment-sector headwinds

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative returns

↓ The Fund’s modestly short duration position detracted as interest rates declined over the period

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary and an overweight to communication services helped returns

↑ The Fund’s positioning within securitized credit drove performance. Overweight to commercial mortgage backed securities, asset backed securities, and non-agency residential mortgage backed securities contributed as spreads tightened and security selection strengthened returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
1/16	$978,022	$950,376	$975,730	$1,013,761
2/16	$973,138	$949,094	$977,709	$1,020,953
3/16	$1,014,817	$1,013,478	$1,021,093	$1,030,320
4/16	$1,014,817	$1,017,407	$1,025,035	$1,034,275
5/16	$1,024,634	$1,035,678	$1,036,185	$1,034,540
6/16	$1,033,874	$1,038,362	$1,045,243	$1,053,128
7/16	$1,056,055	$1,076,645	$1,071,009	$1,059,787
8/16	$1,052,358	$1,078,156	$1,071,421	$1,058,575
9/16	$1,050,436	$1,078,360	$1,071,291	$1,057,954
10/16	$1,034,352	$1,058,690	$1,056,289	$1,049,862
11/16	$1,035,589	$1,097,898	$1,069,766	$1,025,029
12/16	$1,048,572	$1,119,599	$1,083,057	$1,026,475
1/17	$1,058,547	$1,140,834	$1,096,232	$1,028,489
2/17	$1,084,730	$1,186,132	$1,125,295	$1,035,401
3/17	$1,083,550	$1,187,516	$1,125,847	$1,034,858
4/17	$1,093,571	$1,199,711	$1,136,260	$1,042,844
5/17	$1,109,856	$1,216,594	$1,149,352	$1,050,871
6/17	$1,117,666	$1,224,188	$1,153,194	$1,049,814
7/17	$1,132,369	$1,249,360	$1,169,406	$1,054,331
8/17	$1,136,160	$1,253,185	$1,175,750	$1,063,788
9/17	$1,145,060	$1,279,036	$1,188,062	$1,058,722
10/17	$1,162,833	$1,308,883	$1,204,972	$1,059,335
11/17	$1,179,336	$1,349,026	$1,226,527	$1,057,975
12/17	$1,193,350	$1,364,025	$1,236,961	$1,062,831
1/18	$1,226,099	$1,442,121	$1,273,755	$1,050,590
2/18	$1,194,660	$1,388,969	$1,240,757	$1,040,631
3/18	$1,181,021	$1,353,670	$1,225,021	$1,047,305
4/18	$1,184,967	$1,358,865	$1,224,197	$1,039,516
5/18	$1,204,694	$1,391,589	$1,245,380	$1,046,934
6/18	$1,207,347	$1,400,154	$1,249,367	$1,045,647
7/18	$1,236,408	$1,452,259	$1,277,382	$1,045,895
8/18	$1,259,538	$1,499,581	$1,305,644	$1,052,625
9/18	$1,260,007	$1,508,116	$1,306,739	$1,045,847
10/18	$1,206,729	$1,405,036	$1,249,019	$1,037,582
11/18	$1,220,049	$1,433,669	$1,267,274	$1,043,776
12/18	$1,155,314	$1,304,222	$1,207,932	$1,062,952
1/19	$1,218,103	$1,408,736	$1,271,143	$1,074,240
2/19	$1,244,614	$1,453,969	$1,295,336	$1,073,617
3/19	$1,275,124	$1,482,222	$1,320,388	$1,094,233
4/19	$1,310,155	$1,542,236	$1,352,600	$1,094,513
5/19	$1,284,933	$1,444,230	$1,310,632	$1,113,942
6/19	$1,336,698	$1,546,014	$1,372,636	$1,127,931
7/19	$1,356,396	$1,568,233	$1,385,681	$1,130,412
8/19	$1,365,533	$1,543,392	$1,386,873	$1,159,703
9/19	$1,365,451	$1,572,270	$1,399,488	$1,153,527
10/19	$1,379,645	$1,606,325	$1,419,361	$1,157,001
11/19	$1,406,613	$1,664,632	$1,449,985	$1,156,412
12/19	$1,433,454	$1,714,874	$1,475,839	$1,155,606
1/20	$1,447,992	$1,714,202	$1,486,852	$1,177,845
2/20	$1,384,024	$1,573,090	$1,424,119	$1,199,045
3/20	$1,250,134	$1,378,793	$1,315,229	$1,191,988
4/20	$1,361,127	$1,555,546	$1,425,743	$1,213,177
5/20	$1,407,861	$1,629,634	$1,469,141	$1,218,826
6/20	$1,436,866	$1,662,043	$1,490,373	$1,226,503
7/20	$1,504,311	$1,755,757	$1,549,699	$1,244,824
8/20	$1,565,440	$1,881,962	$1,611,531	$1,234,776
9/20	$1,527,619	$1,810,454	$1,574,438	$1,234,099
10/20	$1,502,357	$1,762,307	$1,546,504	$1,228,588
11/20	$1,595,976	$1,955,216	$1,654,146	$1,240,643
12/20	$1,639,300	$2,030,390	$1,693,217	$1,242,353
1/21	$1,619,803	$2,009,892	$1,678,104	$1,233,446
2/21	$1,648,299	$2,065,314	$1,696,175	$1,215,634
3/21	$1,671,337	$2,155,766	$1,732,275	$1,200,455
4/21	$1,745,050	$2,270,817	$1,793,218	$1,209,938
5/21	$1,746,555	$2,286,677	$1,803,076	$1,213,891
6/21	$1,780,026	$2,340,059	$1,833,399	$1,222,420
7/21	$1,808,687	$2,395,647	$1,867,730	$1,236,088
8/21	$1,835,840	$2,468,488	$1,900,381	$1,233,735
9/21	$1,768,941	$2,353,679	$1,840,768	$1,223,053
10/21	$1,840,001	$2,518,582	$1,917,946	$1,222,716
11/21	$1,824,882	$2,501,131	$1,912,242	$1,226,333
12/21	$1,873,368	$2,613,222	$1,961,704	$1,223,195
1/22	$1,778,885	$2,477,996	$1,883,892	$1,196,843
2/22	$1,757,708	$2,403,801	$1,841,641	$1,183,490
3/22	$1,777,861	$2,493,053	$1,862,203	$1,150,611
4/22	$1,665,111	$2,275,654	$1,736,503	$1,106,947
5/22	$1,658,575	$2,279,829	$1,742,893	$1,114,085
6/22	$1,582,689	$2,091,643	$1,645,637	$1,096,607
7/22	$1,669,614	$2,284,502	$1,752,763	$1,123,402
8/22	$1,618,771	$2,191,336	$1,690,063	$1,091,658
9/22	$1,518,369	$1,989,517	$1,567,463	$1,044,492
10/22	$1,567,773	$2,150,591	$1,635,485	$1,030,963
11/22	$1,640,233	$2,270,775	$1,714,382	$1,068,878
12/22	$1,587,329	$2,139,945	$1,652,024	$1,064,056
1/23	$1,651,167	$2,274,406	$1,734,635	$1,096,791
2/23	$1,604,582	$2,218,913	$1,691,302	$1,068,433
3/23	$1,660,815	$2,300,379	$1,745,744	$1,095,574
4/23	$1,674,684	$2,336,284	$1,766,325	$1,102,214
5/23	$1,666,016	$2,346,439	$1,763,238	$1,090,212
6/23	$1,725,523	$2,501,481	$1,830,627	$1,086,324
7/23	$1,756,864	$2,581,841	$1,865,402	$1,085,566
8/23	$1,749,899	$2,540,734	$1,842,816	$1,078,632
9/23	$1,679,012	$2,419,597	$1,771,367	$1,051,223
10/23	$1,649,280	$2,368,721	$1,737,838	$1,034,633
11/23	$1,775,205	$2,585,046	$1,864,543	$1,081,488
12/23	$1,846,365	$2,702,486	$1,943,917	$1,122,886
1/24	$1,887,003	$2,747,899	$1,961,381	$1,119,802
2/24	$1,954,144	$2,894,625	$2,013,134	$1,103,982
3/24	$1,992,139	$2,987,758	$2,059,433	$1,114,176
4/24	$1,921,181	$2,865,725	$1,988,156	$1,086,033
5/24	$2,011,652	$3,007,821	$2,060,787	$1,104,445
6/24	$2,081,413	$3,115,748	$2,112,958	$1,114,901
7/24	$2,102,779	$3,153,674	$2,148,131	$1,140,942
8/24	$2,163,316	$3,230,171	$2,191,742	$1,157,337
9/24	$2,197,444	$3,299,158	$2,231,566	$1,172,833
10/24	$2,172,412	$3,269,240	$2,197,288	$1,143,748
11/24	$2,249,296	$3,461,148	$2,283,971	$1,155,841
12/24	$2,210,826	$3,378,640	$2,236,352	$1,136,925
1/25	$2,257,666	$3,472,727	$2,278,463	$1,142,956
2/25	$2,250,172	$3,427,414	$2,280,678	$1,168,103
3/25	$2,161,300	$3,234,299	$2,203,919	$1,168,543
4/25	$2,165,062	$3,212,367	$2,198,417	$1,173,135
5/25	$2,249,708	$3,414,569	$2,275,148	$1,164,736
6/25	$2,337,903	$3,588,209	$2,358,560	$1,182,645
7/25	$2,366,229	$3,668,739	$2,387,831	$1,179,526
8/25	$2,388,891	$3,743,110	$2,428,298	$1,193,633
9/25	$2,420,046	$3,879,734	$2,492,074	$1,206,654
10/25	$2,448,472	$3,970,572	$2,533,310	$1,214,193
11/25	$2,473,109	$3,980,304	$2,543,333	$1,221,738
12/25	$2,460,099	$3,982,741	$2,542,762	$1,219,931

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	11.28%	8.45%	9.41%
S&P 500® Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Blended IndexFootnote Reference1	13.70%	8.47%	9.77%
Footnote	Description
Footnote[1]	Benchmark is an internally constructed benchmark comprised of a blend of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,082,378,107
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 5,443,712
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,082,378,107
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	429
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$5,443,712

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	2.5%
Short-Term Investments	3.3%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	7.3%
Corporate Bonds	7.8%
U.S. Government Agency Mortgage-Backed Securities	9.5%
Common Stocks	61.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.8%
Microsoft Corp.	4.9%
Apple, Inc.	4.3%
Alphabet, Inc., Class C	4.2%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.7%
Amazon.com, Inc.	3.2%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000171358
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class R
Trading Symbol	ERIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$127	1.21%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Both the Stock Portfolio and Core Bond Portfolio underperformed the Index and detracted from Index-relative returns — but both outperformed the Secondary Index

↓ An out-of-index position in Shift4 Payments, Inc. hurt on missed earnings, Global Blue integration issues, valuation pressure and payment-sector headwinds

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative returns

↓ The Fund’s modestly short duration position detracted as interest rates declined over the period

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary and an overweight to communication services helped returns

↑ The Fund’s positioning within securitized credit drove performance. Overweight to commercial mortgage backed securities, asset backed securities, and non-agency residential mortgage backed securities contributed as spreads tightened and security selection strengthened returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$9,780	$9,504	$9,757	$10,138
2/16	$9,719	$9,491	$9,777	$10,210
3/16	$10,143	$10,135	$10,211	$10,303
4/16	$10,143	$10,174	$10,250	$10,343
5/16	$10,216	$10,357	$10,362	$10,345
6/16	$10,313	$10,384	$10,452	$10,531
7/16	$10,535	$10,766	$10,710	$10,598
8/16	$10,486	$10,782	$10,714	$10,586
9/16	$10,464	$10,784	$10,713	$10,580
10/16	$10,303	$10,587	$10,563	$10,499
11/16	$10,316	$10,979	$10,698	$10,250
12/16	$10,445	$11,196	$10,831	$10,265
1/17	$10,532	$11,408	$10,962	$10,285
2/17	$10,793	$11,861	$11,253	$10,354
3/17	$10,782	$11,875	$11,258	$10,349
4/17	$10,870	$11,997	$11,363	$10,428
5/17	$11,019	$12,166	$11,494	$10,509
6/17	$11,109	$12,242	$11,532	$10,498
7/17	$11,243	$12,494	$11,694	$10,543
8/17	$11,280	$12,532	$11,758	$10,638
9/17	$11,355	$12,790	$11,881	$10,587
10/17	$11,532	$13,089	$12,050	$10,593
11/17	$11,683	$13,490	$12,265	$10,580
12/17	$11,825	$13,640	$12,370	$10,628
1/18	$12,138	$14,421	$12,738	$10,506
2/18	$11,825	$13,890	$12,408	$10,406
3/18	$11,678	$13,537	$12,250	$10,473
4/18	$11,730	$13,589	$12,242	$10,395
5/18	$11,913	$13,916	$12,454	$10,469
6/18	$11,926	$14,002	$12,494	$10,456
7/18	$12,227	$14,523	$12,774	$10,459
8/18	$12,430	$14,996	$13,056	$10,526
9/18	$12,447	$15,081	$13,067	$10,458
10/18	$11,907	$14,050	$12,490	$10,376
11/18	$12,039	$14,337	$12,673	$10,438
12/18	$11,399	$13,042	$12,079	$10,630
1/19	$12,006	$14,087	$12,711	$10,742
2/19	$12,268	$14,540	$12,953	$10,736
3/19	$12,555	$14,822	$13,204	$10,942
4/19	$12,901	$15,422	$13,526	$10,945
5/19	$12,652	$14,442	$13,106	$11,139
6/19	$13,148	$15,460	$13,726	$11,279
7/19	$13,343	$15,682	$13,857	$11,304
8/19	$13,419	$15,434	$13,869	$11,597
9/19	$13,416	$15,723	$13,995	$11,535
10/19	$13,556	$16,063	$14,194	$11,570
11/19	$13,808	$16,646	$14,500	$11,564
12/19	$14,056	$17,149	$14,758	$11,556
1/20	$14,199	$17,142	$14,869	$11,778
2/20	$13,555	$15,731	$14,241	$11,990
3/20	$12,251	$13,788	$13,152	$11,920
4/20	$13,329	$15,555	$14,257	$12,132
5/20	$13,788	$16,296	$14,691	$12,188
6/20	$14,058	$16,620	$14,904	$12,265
7/20	$14,706	$17,558	$15,497	$12,448
8/20	$15,307	$18,820	$16,115	$12,348
9/20	$14,931	$18,105	$15,744	$12,341
10/20	$14,683	$17,623	$15,465	$12,286
11/20	$15,587	$19,552	$16,541	$12,406
12/20	$16,008	$20,304	$16,932	$12,424
1/21	$15,817	$20,099	$16,781	$12,334
2/21	$16,082	$20,653	$16,962	$12,156
3/21	$16,289	$21,558	$17,323	$12,005
4/21	$17,010	$22,708	$17,932	$12,099
5/21	$17,010	$22,867	$18,031	$12,139
6/21	$17,333	$23,401	$18,334	$12,224
7/21	$17,598	$23,956	$18,677	$12,361
8/21	$17,864	$24,685	$19,004	$12,337
9/21	$17,204	$23,537	$18,408	$12,231
10/21	$17,884	$25,186	$19,179	$12,227
11/21	$17,736	$25,011	$19,122	$12,263
12/21	$18,204	$26,132	$19,617	$12,232
1/22	$17,266	$24,780	$18,839	$11,968
2/22	$17,059	$24,038	$18,416	$11,835
3/22	$17,250	$24,931	$18,622	$11,506
4/22	$16,151	$22,757	$17,365	$11,069
5/22	$16,087	$22,798	$17,429	$11,141
6/22	$15,327	$20,916	$16,456	$10,966
7/22	$16,173	$22,845	$17,528	$11,234
8/22	$15,663	$21,913	$16,901	$10,917
9/22	$14,683	$19,895	$15,675	$10,445
10/22	$15,163	$21,506	$16,355	$10,310
11/22	$15,852	$22,708	$17,144	$10,689
12/22	$15,334	$21,399	$16,520	$10,641
1/23	$15,954	$22,744	$17,346	$10,968
2/23	$15,485	$22,189	$16,913	$10,684
3/23	$16,028	$23,004	$17,457	$10,956
4/23	$16,162	$23,363	$17,663	$11,022
5/23	$16,078	$23,464	$17,632	$10,902
6/23	$16,634	$25,015	$18,306	$10,863
7/23	$16,921	$25,818	$18,654	$10,856
8/23	$16,854	$25,407	$18,428	$10,786
9/23	$16,163	$24,196	$17,714	$10,512
10/23	$15,876	$23,687	$17,378	$10,346
11/23	$17,077	$25,850	$18,645	$10,815
12/23	$17,761	$27,025	$19,439	$11,229
1/24	$18,137	$27,479	$19,614	$11,198
2/24	$18,786	$28,946	$20,131	$11,040
3/24	$19,130	$29,878	$20,594	$11,142
4/24	$18,445	$28,657	$19,882	$10,860
5/24	$19,301	$30,078	$20,608	$11,044
6/24	$19,968	$31,157	$21,130	$11,149
7/24	$20,156	$31,537	$21,481	$11,409
8/24	$20,723	$32,302	$21,917	$11,573
9/24	$21,044	$32,992	$22,316	$11,728
10/24	$20,803	$32,692	$21,973	$11,437
11/24	$21,526	$34,611	$22,840	$11,558
12/24	$21,164	$33,786	$22,364	$11,369
1/25	$21,579	$34,727	$22,785	$11,430
2/25	$21,507	$34,274	$22,807	$11,681
3/25	$20,661	$32,343	$22,039	$11,685
4/25	$20,679	$32,124	$21,984	$11,731
5/25	$21,474	$34,146	$22,751	$11,647
6/25	$22,313	$35,882	$23,586	$11,826
7/25	$22,567	$36,687	$23,878	$11,795
8/25	$22,784	$37,431	$24,283	$11,936
9/25	$23,073	$38,797	$24,921	$12,067
10/25	$23,328	$39,706	$25,333	$12,142
11/25	$23,564	$39,803	$25,433	$12,217
12/25	$23,428	$39,827	$25,428	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R	10.70%	7.91%	8.88%
S&P 500® Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Blended IndexFootnote Reference2	13.70%	8.47%	9.77%
Footnote	Description
Footnote[1]	Class R performance prior to 5/2/16 is linked to Class A. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Benchmark is an internally constructed benchmark comprised of a blend of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,082,378,107
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 5,443,712
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,082,378,107
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	429
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$5,443,712

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	2.5%
Short-Term Investments	3.3%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	7.3%
Corporate Bonds	7.8%
U.S. Government Agency Mortgage-Backed Securities	9.5%
Common Stocks	61.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.8%
Microsoft Corp.	4.9%
Apple, Inc.	4.3%
Alphabet, Inc., Class C	4.2%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.7%
Amazon.com, Inc.	3.2%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000171359
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class R6
Trading Symbol	ESIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.67%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Both the Stock Portfolio and Core Bond Portfolio underperformed the Index and detracted from Index-relative returns — but both outperformed the Secondary Index

↓ An out-of-index position in Shift4 Payments, Inc. hurt on missed earnings, Global Blue integration issues, valuation pressure and payment-sector headwinds

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative returns

↓ The Fund’s modestly short duration position detracted as interest rates declined over the period

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary and an overweight to communication services helped returns

↑ The Fund’s positioning within securitized credit drove performance. Overweight to commercial mortgage backed securities, asset backed securities, and non-agency residential mortgage backed securities contributed as spreads tightened and security selection strengthened returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
1/16	$4,890,110	$4,751,879	$4,878,650	$5,068,806
2/16	$4,865,690	$4,745,468	$4,888,544	$5,104,763
3/16	$5,074,084	$5,067,392	$5,105,463	$5,151,599
4/16	$5,074,084	$5,087,037	$5,125,177	$5,171,373
5/16	$5,123,169	$5,178,390	$5,180,926	$5,172,700
6/16	$5,169,588	$5,191,808	$5,226,216	$5,265,642
7/16	$5,280,497	$5,383,223	$5,355,043	$5,298,933
8/16	$5,262,013	$5,390,782	$5,357,105	$5,292,873
9/16	$5,253,188	$5,391,801	$5,356,457	$5,289,772
10/16	$5,178,938	$5,293,448	$5,281,444	$5,249,311
11/16	$5,185,125	$5,489,490	$5,348,832	$5,125,146
12/16	$5,251,087	$5,597,996	$5,415,285	$5,132,374
1/17	$5,294,742	$5,704,170	$5,481,161	$5,142,444
2/17	$5,425,707	$5,930,660	$5,626,477	$5,177,007
3/17	$5,420,713	$5,937,577	$5,629,235	$5,174,292
4/17	$5,470,847	$5,998,556	$5,681,298	$5,214,222
5/17	$5,552,314	$6,082,972	$5,746,761	$5,254,357
6/17	$5,598,687	$6,120,939	$5,765,969	$5,249,068
7/17	$5,665,958	$6,246,802	$5,847,032	$5,271,656
8/17	$5,691,253	$6,265,925	$5,878,750	$5,318,942
9/17	$5,730,416	$6,395,180	$5,940,311	$5,293,608
10/17	$5,819,358	$6,544,414	$6,024,859	$5,296,675
11/17	$5,901,948	$6,745,129	$6,132,634	$5,289,876
12/17	$5,972,975	$6,820,126	$6,184,805	$5,314,154
1/18	$6,136,888	$7,210,605	$6,368,775	$5,252,952
2/18	$5,979,532	$6,944,843	$6,203,786	$5,203,157
3/18	$5,912,093	$6,768,352	$6,125,104	$5,236,524
4/18	$5,938,427	$6,794,323	$6,120,984	$5,197,578
5/18	$6,030,598	$6,957,943	$6,226,901	$5,234,672
6/18	$6,044,919	$7,000,769	$6,246,833	$5,228,234
7/18	$6,197,034	$7,261,293	$6,386,908	$5,229,477
8/18	$6,306,223	$7,497,904	$6,528,218	$5,263,126
9/18	$6,309,504	$7,540,582	$6,533,697	$5,229,234
10/18	$6,042,717	$7,025,182	$6,245,097	$5,187,911
11/18	$6,116,083	$7,168,344	$6,336,368	$5,218,880
12/18	$5,786,292	$6,521,108	$6,039,662	$5,314,758
1/19	$6,100,764	$7,043,682	$6,355,713	$5,371,198
2/19	$6,233,542	$7,269,843	$6,476,682	$5,368,086
3/19	$6,386,208	$7,411,108	$6,601,940	$5,471,163
4/19	$6,561,653	$7,711,181	$6,763,002	$5,472,564
5/19	$6,442,350	$7,221,150	$6,553,158	$5,569,710
6/19	$6,695,299	$7,730,070	$6,863,181	$5,639,656
7/19	$6,793,967	$7,841,167	$6,928,403	$5,652,061
8/19	$6,839,729	$7,716,960	$6,934,364	$5,798,515
9/19	$6,840,102	$7,861,348	$6,997,439	$5,767,633
10/19	$6,918,315	$8,031,623	$7,096,807	$5,785,005
11/19	$7,053,411	$8,323,162	$7,249,925	$5,782,060
12/19	$7,181,614	$8,574,372	$7,379,194	$5,778,030
1/20	$7,254,450	$8,571,010	$7,434,262	$5,889,225
2/20	$6,933,972	$7,865,451	$7,120,595	$5,995,223
3/20	$6,263,915	$6,893,967	$6,576,143	$5,959,942
4/20	$6,827,374	$7,777,730	$7,128,714	$6,065,887
5/20	$7,061,539	$8,148,169	$7,345,707	$6,094,129
6/20	$7,200,539	$8,310,213	$7,451,867	$6,132,517
7/20	$7,538,524	$8,778,785	$7,748,495	$6,224,119
8/20	$7,852,280	$9,409,809	$8,057,657	$6,173,878
9/20	$7,656,067	$9,052,268	$7,872,191	$6,170,494
10/20	$7,529,459	$8,811,534	$7,732,520	$6,142,941
11/20	$7,998,654	$9,776,079	$8,270,729	$6,203,217
12/20	$8,216,623	$10,151,951	$8,466,084	$6,211,765
1/21	$8,126,413	$10,049,459	$8,390,521	$6,167,228
2/21	$8,261,728	$10,326,572	$8,480,876	$6,078,170
3/21	$8,378,085	$10,778,831	$8,661,373	$6,002,274
4/21	$8,755,137	$11,354,084	$8,966,090	$6,049,691
5/21	$8,755,137	$11,433,386	$9,015,381	$6,069,456
6/21	$8,923,840	$11,700,296	$9,166,995	$6,112,100
7/21	$9,067,529	$11,978,235	$9,338,651	$6,180,440
8/21	$9,211,218	$12,342,441	$9,501,907	$6,168,673
9/21	$8,869,146	$11,768,397	$9,203,842	$6,115,265
10/21	$9,225,428	$12,592,912	$9,589,729	$6,113,579
11/21	$9,157,204	$12,505,656	$9,561,210	$6,131,666
12/21	$9,401,735	$13,066,111	$9,808,521	$6,115,977
1/22	$8,919,804	$12,389,979	$9,419,458	$5,984,213
2/22	$8,813,616	$12,019,005	$9,208,204	$5,917,452
3/22	$8,915,685	$12,465,265	$9,311,014	$5,753,054
4/22	$8,350,260	$11,378,271	$8,682,517	$5,534,737
5/22	$8,325,676	$11,399,146	$8,714,467	$5,570,423
6/22	$7,937,886	$10,458,217	$8,228,187	$5,483,034
7/22	$8,382,078	$11,422,511	$8,763,814	$5,617,010
8/22	$8,118,853	$10,956,680	$8,450,317	$5,458,292
9/22	$7,616,246	$9,947,585	$7,837,316	$5,222,459
10/22	$7,864,063	$10,752,955	$8,177,423	$5,154,816
11/22	$8,227,529	$11,353,873	$8,571,908	$5,344,388
12/22	$7,962,823	$10,699,725	$8,260,121	$5,320,280
1/23	$8,283,067	$11,372,031	$8,673,177	$5,483,954
2/23	$8,049,376	$11,094,565	$8,456,508	$5,342,164
3/23	$8,332,506	$11,501,894	$8,728,719	$5,477,868
4/23	$8,402,088	$11,681,421	$8,831,625	$5,511,068
5/23	$8,367,297	$11,732,196	$8,816,192	$5,451,060
6/23	$8,658,179	$12,507,404	$9,153,133	$5,431,618
7/23	$8,815,442	$12,909,204	$9,327,008	$5,427,832
8/23	$8,789,231	$12,703,669	$9,214,078	$5,393,162
9/23	$8,425,731	$12,097,985	$8,856,835	$5,256,113
10/23	$8,276,525	$11,843,606	$8,689,189	$5,173,165
11/23	$8,908,455	$12,925,228	$9,322,716	$5,407,439
12/23	$9,266,639	$13,512,429	$9,719,583	$5,614,430
1/24	$9,479,462	$13,739,496	$9,806,905	$5,599,012
2/24	$9,816,430	$14,473,125	$10,065,671	$5,519,908
3/24	$9,999,422	$14,938,791	$10,297,164	$5,570,878
4/24	$9,643,254	$14,328,623	$9,940,778	$5,430,166
5/24	$10,097,369	$15,039,103	$10,303,936	$5,522,225
6/24	$10,448,704	$15,578,738	$10,564,792	$5,574,506
7/24	$10,555,962	$15,768,368	$10,740,656	$5,704,709
8/24	$10,859,859	$16,150,857	$10,958,712	$5,786,685
9/24	$11,032,098	$16,495,792	$11,157,832	$5,864,165
10/24	$10,906,427	$16,346,199	$10,986,440	$5,718,741
11/24	$11,292,416	$17,305,739	$11,419,853	$5,779,204
12/24	$11,100,343	$16,893,201	$11,181,759	$5,684,624
1/25	$11,335,520	$17,363,633	$11,392,317	$5,714,782
2/25	$11,297,891	$17,137,070	$11,403,388	$5,840,517
3/25	$10,852,714	$16,171,495	$11,019,595	$5,842,715
4/25	$10,871,605	$16,061,837	$10,992,085	$5,865,677
5/25	$11,296,646	$17,072,844	$11,375,739	$5,823,678
6/25	$11,740,570	$17,941,044	$11,792,798	$5,913,225
7/25	$11,882,822	$18,343,694	$11,939,155	$5,897,628
8/25	$11,996,624	$18,715,549	$12,141,489	$5,968,166
9/25	$12,155,234	$19,398,668	$12,460,368	$6,033,272
10/25	$12,298,013	$19,852,861	$12,666,552	$6,070,966
11/25	$12,431,273	$19,901,520	$12,716,664	$6,108,691
12/25	$12,358,129	$19,913,705	$12,713,810	$6,099,654

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	11.33%	8.50%	9.46%
S&P 500® Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Blended IndexFootnote Reference2	13.70%	8.47%	9.77%
Footnote	Description
Footnote[1]	Class R6 performance prior to 5/2/16 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	Benchmark is an internally constructed benchmark comprised of a blend of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,082,378,107
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 5,443,712
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,082,378,107
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	429
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$5,443,712

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	2.5%
Short-Term Investments	3.3%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	7.3%
Corporate Bonds	7.8%
U.S. Government Agency Mortgage-Backed Securities	9.5%
Common Stocks	61.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	5.8%
Microsoft Corp.	4.9%
Apple, Inc.	4.3%
Alphabet, Inc., Class C	4.2%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.7%
Amazon.com, Inc.	3.2%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	34.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000075110
Shareholder Report [Line Items]
Fund Name	Eaton Vance Core Bond Fund
Class Name	Class A
Trading Symbol	EAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.72%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ The Fund’s overweight in commercial mortgage‑backed securities, asset‑backed securities, and non-agency residential mortgage‑backed securities (RMBS) drove relative outperformance as spreads tightened and strong security selection supported returns

↑ The Fund’s overweight to agency RMBS—particularly 30-year fixed-rate passthroughs—also contributed positively to relative performance

↑ The Fund’s within corporate credit, out-of-benchmark high-yield exposure and an overweight to financials within investment-grade corporates drove relative outperformance

↑ The Fund’s yield curve positioning benefited relative performance, as U.S. interest rates steepened over the course of the year

↓ In contrast, the Fund’s underweight exposures to government-related and sovereign debt detracted from relative performance as these sectors rallied

↓ The Fund’s modestly short duration position detracted from performance as interest rates declined over the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/15	$10,000	$10,000	$10,000
1/16	$9,784	$10,110	$10,138
2/16	$9,843	$10,182	$10,210
3/16	$9,944	$10,307	$10,303
4/16	$9,996	$10,377	$10,343
5/16	$9,987	$10,385	$10,345
6/16	$10,170	$10,568	$10,531
7/16	$10,252	$10,655	$10,598
8/16	$10,222	$10,667	$10,586
9/16	$10,232	$10,669	$10,580
10/16	$10,150	$10,598	$10,499
11/16	$9,895	$10,360	$10,250
12/16	$9,915	$10,391	$10,265
1/17	$9,946	$10,428	$10,285
2/17	$10,018	$10,508	$10,354
3/17	$10,009	$10,505	$10,349
4/17	$10,093	$10,592	$10,428
5/17	$10,176	$10,674	$10,509
6/17	$10,177	$10,664	$10,498
7/17	$10,229	$10,718	$10,543
8/17	$10,314	$10,810	$10,638
9/17	$10,274	$10,772	$10,587
10/17	$10,286	$10,785	$10,593
11/17	$10,278	$10,769	$10,580
12/17	$10,331	$10,816	$10,628
1/18	$10,249	$10,712	$10,506
2/18	$10,156	$10,610	$10,406
3/18	$10,192	$10,664	$10,473
4/18	$10,133	$10,593	$10,395
5/18	$10,179	$10,651	$10,469
6/18	$10,173	$10,635	$10,456
7/18	$10,199	$10,657	$10,459
8/18	$10,257	$10,710	$10,526
9/18	$10,219	$10,664	$10,458
10/18	$10,137	$10,575	$10,376
11/18	$10,163	$10,622	$10,438
12/18	$10,266	$10,789	$10,630
1/19	$10,420	$10,937	$10,742
2/19	$10,434	$10,949	$10,736
3/19	$10,624	$11,147	$10,942
4/19	$10,652	$11,163	$10,945
5/19	$10,811	$11,334	$11,139
6/19	$10,925	$11,494	$11,279
7/19	$10,962	$11,528	$11,304
8/19	$11,206	$11,789	$11,597
9/19	$11,153	$11,738	$11,535
10/19	$11,176	$11,776	$11,570
11/19	$11,178	$11,773	$11,564
12/19	$11,190	$11,791	$11,556
1/20	$11,403	$12,003	$11,778
2/20	$11,538	$12,182	$11,990
3/20	$10,869	$11,944	$11,920
4/20	$11,165	$12,184	$12,132
5/20	$11,313	$12,297	$12,188
6/20	$11,537	$12,400	$12,265
7/20	$11,764	$12,618	$12,448
8/20	$11,766	$12,545	$12,348
9/20	$11,779	$12,522	$12,341
10/20	$11,745	$12,478	$12,286
11/20	$11,985	$12,640	$12,406
12/20	$12,072	$12,684	$12,424
1/21	$12,056	$12,604	$12,334
2/21	$11,949	$12,442	$12,156
3/21	$11,851	$12,297	$12,005
4/21	$11,942	$12,400	$12,099
5/21	$11,999	$12,448	$12,139
6/21	$12,102	$12,538	$12,224
7/21	$12,230	$12,664	$12,361
8/21	$12,215	$12,656	$12,337
9/21	$12,139	$12,548	$12,231
10/21	$12,146	$12,538	$12,227
11/21	$12,155	$12,553	$12,263
12/21	$12,115	$12,544	$12,232
1/22	$11,880	$12,269	$11,968
2/22	$11,719	$12,102	$11,835
3/22	$11,397	$11,777	$11,506
4/22	$11,014	$11,338	$11,069
5/22	$11,012	$11,400	$11,141
6/22	$10,813	$11,173	$10,966
7/22	$11,044	$11,453	$11,234
8/22	$10,786	$11,156	$10,917
9/22	$10,353	$10,675	$10,445
10/22	$10,193	$10,558	$10,310
11/22	$10,543	$10,952	$10,689
12/22	$10,500	$10,914	$10,641
1/23	$10,866	$11,253	$10,968
2/23	$10,633	$10,977	$10,684
3/23	$10,826	$11,234	$10,956
4/23	$10,844	$11,303	$11,022
5/23	$10,725	$11,185	$10,902
6/23	$10,718	$11,168	$10,863
7/23	$10,713	$11,179	$10,856
8/23	$10,670	$11,112	$10,786
9/23	$10,410	$10,847	$10,512
10/23	$10,227	$10,684	$10,346
11/23	$10,726	$11,165	$10,815
12/23	$11,111	$11,588	$11,229
1/24	$11,146	$11,560	$11,198
2/24	$10,989	$11,422	$11,040
3/24	$11,091	$11,534	$11,142
4/24	$10,838	$11,264	$10,860
5/24	$11,033	$11,451	$11,044
6/24	$11,139	$11,556	$11,149
7/24	$11,391	$11,818	$11,409
8/24	$11,561	$11,992	$11,573
9/24	$11,720	$12,157	$11,728
10/24	$11,438	$11,881	$11,437
11/24	$11,567	$12,006	$11,558
12/24	$11,418	$11,824	$11,369
1/25	$11,498	$11,896	$11,430
2/25	$11,738	$12,142	$11,681
3/25	$11,739	$12,139	$11,685
4/25	$11,791	$12,182	$11,731
5/25	$11,721	$12,120	$11,647
6/25	$11,911	$12,309	$11,826
7/25	$11,896	$12,291	$11,795
8/25	$12,059	$12,439	$11,936
9/25	$12,127	$12,571	$12,067
10/25	$12,194	$12,654	$12,142
11/25	$12,275	$12,730	$12,217
12/25	$12,255	$12,721	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	7.38%	0.31%	2.39%
Class A with 3.25% Maximum Sales Charge	3.94%	(0.34)%	2.05%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 370,378,216
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 865,843
InvestmentCompanyPortfolioTurnover	388.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$370,378,216
# of Portfolio Holdings (for Core Bond Portfolio)	378
Portfolio Turnover Rate (for Core Bond Portfolio)	388%
Total Advisory Fees Paid	$865,843

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	2.6%
Collateralized Mortgage Obligations	3.8%
Commercial Mortgage-Backed Securities	6.7%
Short-Term Investments	8.2%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	19.2%
Corporate Bonds	20.5%
U.S. Government Agency Mortgage-Backed Securities	25.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Ratings Selection [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	1.7%
Not Rated	3.7%
CCC or Lower	0.2%
B	0.8%
BB	1.4%
BBB	14.9%
A	13.5%
AA	55.7%
AAA	8.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000033565
Shareholder Report [Line Items]
Fund Name	Eaton Vance Core Bond Fund
Class Name	Class I
Trading Symbol	EIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.47%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ The Fund’s overweight in commercial mortgage‑backed securities, asset‑backed securities, and non-agency residential mortgage‑backed securities (RMBS) drove relative outperformance as spreads tightened and strong security selection supported returns

↑ The Fund’s overweight to agency RMBS—particularly 30-year fixed-rate passthroughs—also contributed positively to relative performance

↑ The Fund’s within corporate credit, out-of-benchmark high-yield exposure and an overweight to financials within investment-grade corporates drove relative outperformance

↑ The Fund’s yield curve positioning benefited relative performance, as U.S. interest rates steepened over the course of the year

↓ In contrast, the Fund’s underweight exposures to government-related and sovereign debt detracted from relative performance as these sectors rallied

↓ The Fund’s modestly short duration position detracted from performance as interest rates declined over the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$1,011,455	$1,011,039	$1,013,761
2/16	$1,016,722	$1,018,221	$1,020,953
3/16	$1,028,506	$1,030,700	$1,030,320
4/16	$1,034,037	$1,037,722	$1,034,275
5/16	$1,033,331	$1,038,533	$1,034,540
6/16	$1,052,469	$1,056,816	$1,053,128
7/16	$1,061,188	$1,065,524	$1,059,787
8/16	$1,058,372	$1,066,674	$1,058,575
9/16	$1,059,527	$1,066,927	$1,057,954
10/16	$1,050,252	$1,059,849	$1,049,862
11/16	$1,023,975	$1,036,026	$1,025,029
12/16	$1,027,325	$1,039,104	$1,026,475
1/17	$1,030,750	$1,042,770	$1,028,489
2/17	$1,038,515	$1,050,816	$1,035,401
3/17	$1,037,791	$1,050,464	$1,034,858
4/17	$1,046,669	$1,059,180	$1,042,844
5/17	$1,055,545	$1,067,352	$1,050,871
6/17	$1,055,857	$1,066,447	$1,049,814
7/17	$1,061,494	$1,071,759	$1,054,331
8/17	$1,070,478	$1,081,005	$1,063,788
9/17	$1,065,460	$1,077,201	$1,058,722
10/17	$1,068,021	$1,078,494	$1,059,335
11/17	$1,067,404	$1,076,862	$1,057,975
12/17	$1,073,215	$1,081,610	$1,062,831
1/18	$1,064,836	$1,071,201	$1,050,590
2/18	$1,055,389	$1,061,044	$1,040,631
3/18	$1,059,342	$1,066,396	$1,047,305
4/18	$1,053,419	$1,059,280	$1,039,516
5/18	$1,058,396	$1,065,057	$1,046,934
6/18	$1,057,989	$1,063,512	$1,045,647
7/18	$1,060,947	$1,065,738	$1,045,895
8/18	$1,066,173	$1,070,989	$1,052,625
9/18	$1,063,503	$1,066,399	$1,045,847
10/18	$1,055,189	$1,057,479	$1,037,582
11/18	$1,057,003	$1,062,235	$1,043,776
12/18	$1,067,885	$1,078,854	$1,062,952
1/19	$1,084,236	$1,093,729	$1,074,240
2/19	$1,087,040	$1,094,921	$1,073,617
3/19	$1,107,081	$1,114,693	$1,094,233
4/19	$1,110,189	$1,116,253	$1,094,513
5/19	$1,126,991	$1,133,352	$1,113,942
6/19	$1,139,164	$1,149,383	$1,127,931
7/19	$1,142,086	$1,152,804	$1,130,412
8/19	$1,168,985	$1,178,889	$1,159,703
9/19	$1,162,506	$1,173,782	$1,153,527
10/19	$1,166,325	$1,177,574	$1,157,001
11/19	$1,166,716	$1,177,339	$1,156,412
12/19	$1,167,055	$1,179,093	$1,155,606
1/20	$1,189,579	$1,200,255	$1,177,845
2/20	$1,205,127	$1,218,227	$1,199,045
3/20	$1,135,398	$1,194,431	$1,191,988
4/20	$1,165,392	$1,218,357	$1,213,177
5/20	$1,181,145	$1,229,736	$1,218,826
6/20	$1,204,842	$1,239,997	$1,226,503
7/20	$1,228,766	$1,261,779	$1,244,824
8/20	$1,230,408	$1,254,503	$1,234,776
9/20	$1,230,819	$1,252,242	$1,234,099
10/20	$1,227,543	$1,247,766	$1,228,588
11/20	$1,254,090	$1,264,049	$1,240,643
12/20	$1,262,327	$1,268,414	$1,242,353
1/21	$1,262,155	$1,260,441	$1,233,446
2/21	$1,251,125	$1,244,178	$1,215,634
3/21	$1,241,192	$1,229,699	$1,200,455
4/21	$1,250,984	$1,240,039	$1,209,938
5/21	$1,255,971	$1,244,769	$1,213,891
6/21	$1,267,003	$1,253,843	$1,222,420
7/21	$1,280,725	$1,266,434	$1,236,088
8/21	$1,280,665	$1,265,588	$1,233,735
9/21	$1,272,884	$1,254,781	$1,223,053
10/21	$1,272,649	$1,253,755	$1,222,716
11/21	$1,273,828	$1,255,270	$1,226,333
12/21	$1,271,228	$1,254,423	$1,223,195
1/22	$1,245,428	$1,226,921	$1,196,843
2/22	$1,228,762	$1,210,193	$1,183,490
3/22	$1,196,529	$1,177,725	$1,150,611
4/22	$1,155,228	$1,133,799	$1,106,947
5/22	$1,156,501	$1,140,037	$1,114,085
6/22	$1,135,769	$1,117,257	$1,096,607
7/22	$1,159,037	$1,145,347	$1,123,402
8/22	$1,133,419	$1,115,572	$1,091,658
9/22	$1,088,152	$1,067,509	$1,044,492
10/22	$1,071,512	$1,055,796	$1,030,963
11/22	$1,107,313	$1,095,163	$1,068,878
12/22	$1,104,307	$1,091,443	$1,064,056
1/23	$1,141,775	$1,125,300	$1,096,791
2/23	$1,118,753	$1,097,650	$1,068,433
3/23	$1,139,330	$1,123,400	$1,095,574
4/23	$1,141,480	$1,130,262	$1,102,214
5/23	$1,129,129	$1,118,544	$1,090,212
6/23	$1,127,324	$1,116,806	$1,086,324
7/23	$1,128,286	$1,117,916	$1,085,566
8/23	$1,124,075	$1,111,184	$1,078,632
9/23	$1,096,862	$1,084,688	$1,051,223
10/23	$1,077,710	$1,068,376	$1,034,633
11/23	$1,129,276	$1,116,458	$1,081,488
12/23	$1,171,449	$1,158,821	$1,122,886
1/24	$1,174,093	$1,156,048	$1,119,802
2/24	$1,159,051	$1,142,187	$1,103,982
3/24	$1,170,044	$1,153,402	$1,114,176
4/24	$1,143,611	$1,126,449	$1,086,033
5/24	$1,164,410	$1,145,121	$1,104,445
6/24	$1,174,474	$1,155,589	$1,114,901
7/24	$1,202,702	$1,181,818	$1,140,942
8/24	$1,220,972	$1,199,216	$1,157,337
9/24	$1,237,994	$1,215,664	$1,172,833
10/24	$1,208,411	$1,188,053	$1,143,748
11/24	$1,220,953	$1,200,578	$1,155,841
12/24	$1,205,415	$1,182,446	$1,136,925
1/25	$1,215,550	$1,189,571	$1,142,956
2/25	$1,241,225	$1,214,166	$1,168,103
3/25	$1,241,532	$1,213,876	$1,168,543
4/25	$1,245,844	$1,218,164	$1,173,135
5/25	$1,240,178	$1,211,985	$1,164,736
6/25	$1,260,523	$1,230,868	$1,182,645
7/25	$1,257,723	$1,229,111	$1,179,526
8/25	$1,276,798	$1,243,874	$1,193,633
9/25	$1,282,717	$1,257,054	$1,206,654
10/25	$1,290,118	$1,265,355	$1,214,193
11/25	$1,300,505	$1,272,986	$1,221,738
12/25	$1,299,158	$1,272,105	$1,219,931

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.78%	0.58%	2.65%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 370,378,216
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 865,843
InvestmentCompanyPortfolioTurnover	388.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$370,378,216
# of Portfolio Holdings (for Core Bond Portfolio)	378
Portfolio Turnover Rate (for Core Bond Portfolio)	388%
Total Advisory Fees Paid	$865,843

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Exchange-Traded Funds	2.6%
Collateralized Mortgage Obligations	3.8%
Commercial Mortgage-Backed Securities	6.7%
Short-Term Investments	8.2%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	19.2%
Corporate Bonds	20.5%
U.S. Government Agency Mortgage-Backed Securities	25.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Ratings Selection [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	1.7%
Not Rated	3.7%
CCC or Lower	0.2%
B	0.8%
BB	1.4%
BBB	14.9%
A	13.5%
AA	55.7%
AAA	8.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014213
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class A
Trading Symbol	EVTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index and NASDAQ US Broad Dividend Achievers™ Index (the Index):

↓ An underweight position in Alphabet, Inc., was the largest detractor from performance as the stock rose on AI-driven search, cloud growth, and strong earnings

↓ Not owning semiconductor maker NVIDIA Corp. hurt returns as the stock outperformed on soaring AI chip demand, driving record sales and repeated earnings beats

↓ An out-of-index position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ Among sectors, stock selection in financials, industrials, consumer discretionary and communication services hurt returns the most

↑ In contrast, an overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Amphenol Corp. helped returns as earnings beats from surging AI data center demand and strategic acquisitions sent shares higher

↑ An underweight position in Apple, Inc. also helped returns as slower iPhone sales and no major AI product boost caused shares to lag

↑ Among sectors, stock selection in information technology, an underweight to consumer discretionary and overweight to health care and industrials helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	NASDAQ US Broad Dividend Achievers™ Index
12/15	$10,000	$10,000	$10,000
1/16	$9,123	$9,504	$9,913
2/16	$9,117	$9,491	$10,004
3/16	$9,656	$10,135	$10,650
4/16	$9,614	$10,174	$10,648
5/16	$9,768	$10,357	$10,792
6/16	$9,922	$10,384	$11,174
7/16	$10,189	$10,766	$11,381
8/16	$10,161	$10,782	$11,282
9/16	$10,096	$10,784	$11,255
10/16	$9,920	$10,587	$11,009
11/16	$10,092	$10,979	$11,285
12/16	$10,348	$11,196	$11,522
1/17	$10,433	$11,408	$11,595
2/17	$10,750	$11,861	$12,014
3/17	$10,775	$11,875	$11,986
4/17	$10,822	$11,997	$12,080
5/17	$10,924	$12,166	$12,270
6/17	$10,995	$12,242	$12,240
7/17	$11,198	$12,494	$12,406
8/17	$11,216	$12,532	$12,359
9/17	$11,462	$12,790	$12,602
10/17	$11,748	$13,089	$12,825
11/17	$12,105	$13,490	$13,389
12/17	$12,302	$13,640	$13,598
1/18	$12,820	$14,421	$14,074
2/18	$12,357	$13,890	$13,249
3/18	$12,060	$13,537	$13,100
4/18	$12,054	$13,589	$13,050
5/18	$12,319	$13,916	$13,231
6/18	$12,423	$14,002	$13,367
7/18	$12,919	$14,523	$13,938
8/18	$13,280	$14,996	$14,226
9/18	$13,360	$15,081	$14,467
10/18	$12,421	$14,050	$13,754
11/18	$12,667	$14,337	$14,249
12/18	$11,638	$13,042	$13,062
1/19	$12,395	$14,087	$13,833
2/19	$12,732	$14,540	$14,403
3/19	$13,061	$14,822	$14,706
4/19	$13,672	$15,422	$15,164
5/19	$12,886	$14,442	$14,400
6/19	$13,676	$15,460	$15,346
7/19	$13,979	$15,682	$15,569
8/19	$13,963	$15,434	$15,605
9/19	$14,192	$15,723	$15,918
10/19	$14,385	$16,063	$15,922
11/19	$14,882	$16,646	$16,244
12/19	$15,256	$17,149	$16,658
1/20	$15,327	$17,142	$16,633
2/20	$14,152	$15,731	$15,195
3/20	$12,112	$13,788	$13,495
4/20	$13,627	$15,555	$14,915
5/20	$14,239	$16,296	$15,517
6/20	$14,388	$16,620	$15,519
7/20	$15,032	$17,558	$16,219
8/20	$15,911	$18,820	$17,050
9/20	$15,382	$18,105	$16,779
10/20	$14,932	$17,623	$16,401
11/20	$16,570	$19,552	$17,981
12/20	$17,136	$20,304	$18,320
1/21	$16,694	$20,099	$17,899
2/21	$17,230	$20,653	$18,201
3/21	$18,009	$21,558	$19,354
4/21	$18,941	$22,708	$20,126
5/21	$19,125	$22,867	$20,453
6/21	$19,320	$23,401	$20,433
7/21	$19,788	$23,956	$20,949
8/21	$20,115	$24,685	$21,312
9/21	$19,131	$23,537	$20,382
10/21	$20,293	$25,186	$21,696
11/21	$20,081	$25,011	$21,307
12/21	$21,320	$26,132	$22,688
1/22	$20,322	$24,780	$21,870
2/22	$19,936	$24,038	$21,353
3/22	$20,715	$24,931	$22,063
4/22	$19,444	$22,757	$21,120
5/22	$19,770	$22,798	$21,295
6/22	$18,400	$20,916	$19,947
7/22	$19,203	$22,845	$21,195
8/22	$18,533	$21,913	$20,484
9/22	$17,068	$19,895	$18,782
10/22	$18,571	$21,506	$20,776
11/22	$19,967	$22,708	$22,126
12/22	$19,241	$21,399	$21,377
1/23	$19,688	$22,744	$21,904
2/23	$18,980	$22,189	$21,237
3/23	$19,291	$23,004	$21,558
4/23	$19,535	$23,363	$22,001
5/23	$18,982	$23,464	$21,322
6/23	$19,913	$25,015	$22,646
7/23	$20,649	$25,818	$23,171
8/23	$20,254	$25,407	$22,747
9/23	$19,458	$24,196	$21,775
10/23	$19,040	$23,687	$21,424
11/23	$20,348	$25,850	$22,991
12/23	$21,388	$27,025	$23,917
1/24	$21,645	$27,479	$24,213
2/24	$22,258	$28,946	$24,904
3/24	$22,998	$29,878	$25,708
4/24	$21,935	$28,657	$24,674
5/24	$22,613	$30,078	$25,549
6/24	$22,863	$31,157	$25,912
7/24	$23,683	$31,537	$27,034
8/24	$24,417	$32,302	$27,922
9/24	$24,648	$32,992	$28,381
10/24	$24,704	$32,692	$27,919
11/24	$25,628	$34,611	$29,400
12/24	$24,492	$33,786	$28,129
1/25	$25,382	$34,727	$29,084
2/25	$25,303	$34,274	$29,343
3/25	$24,515	$32,343	$28,230
4/25	$23,994	$32,124	$27,797
5/25	$24,987	$34,146	$28,796
6/25	$25,920	$35,882	$29,840
7/25	$26,041	$36,687	$30,029
8/25	$26,562	$37,431	$30,771
9/25	$27,117	$38,797	$31,602
10/25	$26,738	$39,706	$31,661
11/25	$26,954	$39,803	$32,426
12/25	$26,561	$39,827	$32,208

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	8.48%	9.16%	10.85%
Class A with 5.25% Maximum Sales Charge	2.77%	8.00%	10.25%
S&P 500® Index	17.88%	14.42%	14.81%
NASDAQ US Broad Dividend Achievers™ Index	14.50%	11.94%	12.40%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 876,738,990
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,708,091
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$876,738,990
# of Portfolio Holdings	57
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$5,708,091

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Materials	1.9%
Real Estate	3.6%
Utilities	4.3%
Communication Services	4.7%
Energy	5.4%
Consumer Discretionary	5.6%
Consumer Staples	6.4%
Industrials	12.0%
Health Care	13.5%
Financials	18.5%
Information Technology	23.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.7%
Broadcom, Inc.	4.5%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	3.1%
Coca-Cola Co.	2.6%
AbbVie, Inc.	2.6%
Chevron Corp.	2.5%
Sempra	2.4%
CME Group, Inc.	2.3%
Blackrock, Inc.	2.2%
Total	31.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014215
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class C
Trading Symbol	ECTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.75%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index and NASDAQ US Broad Dividend Achievers™ Index (the Index):

↓ An underweight position in Alphabet, Inc., was the largest detractor from performance as the stock rose on AI-driven search, cloud growth, and strong earnings

↓ Not owning semiconductor maker NVIDIA Corp. hurt returns as the stock outperformed on soaring AI chip demand, driving record sales and repeated earnings beats

↓ An out-of-index position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ Among sectors, stock selection in financials, industrials, consumer discretionary and communication services hurt returns the most

↑ In contrast, an overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Amphenol Corp. helped returns as earnings beats from surging AI data center demand and strategic acquisitions sent shares higher

↑ An underweight position in Apple, Inc. also helped returns as slower iPhone sales and no major AI product boost caused shares to lag

↑ Among sectors, stock selection in information technology, an underweight to consumer discretionary and overweight to health care and industrials helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index	NASDAQ US Broad Dividend Achievers™ Index
12/15	$10,000	$10,000	$10,000
1/16	$9,624	$9,504	$9,913
2/16	$9,620	$9,491	$10,004
3/16	$10,180	$10,135	$10,650
4/16	$10,129	$10,174	$10,648
5/16	$10,285	$10,357	$10,792
6/16	$10,432	$10,384	$11,174
7/16	$10,713	$10,766	$11,381
8/16	$10,677	$10,782	$11,282
9/16	$10,602	$10,784	$11,255
10/16	$10,411	$10,587	$11,009
11/16	$10,584	$10,979	$11,285
12/16	$10,851	$11,196	$11,522
1/17	$10,927	$11,408	$11,595
2/17	$11,250	$11,861	$12,014
3/17	$11,277	$11,875	$11,986
4/17	$11,319	$11,997	$12,080
5/17	$11,418	$12,166	$12,270
6/17	$11,484	$12,242	$12,240
7/17	$11,680	$12,494	$12,406
8/17	$11,699	$12,532	$12,359
9/17	$11,946	$12,790	$12,602
10/17	$12,235	$13,089	$12,825
11/17	$12,598	$13,490	$13,389
12/17	$12,793	$13,640	$13,598
1/18	$13,330	$14,421	$14,074
2/18	$12,842	$13,890	$13,249
3/18	$12,520	$13,537	$13,100
4/18	$12,513	$13,589	$13,050
5/18	$12,780	$13,916	$13,231
6/18	$12,878	$14,002	$13,367
7/18	$13,382	$14,523	$13,938
8/18	$13,745	$14,996	$14,226
9/18	$13,818	$15,081	$14,467
10/18	$12,845	$14,050	$13,754
11/18	$13,089	$14,337	$14,249
12/18	$12,014	$13,042	$13,062
1/19	$12,792	$14,087	$13,833
2/19	$13,136	$14,540	$14,403
3/19	$13,466	$14,822	$14,706
4/19	$14,082	$15,422	$15,164
5/19	$13,260	$14,442	$14,400
6/19	$14,068	$15,460	$15,346
7/19	$14,369	$15,682	$15,569
8/19	$14,343	$15,434	$15,605
9/19	$14,578	$15,723	$15,918
10/19	$14,755	$16,063	$15,922
11/19	$15,261	$16,646	$16,244
12/19	$15,633	$17,149	$16,658
1/20	$15,695	$17,142	$16,633
2/20	$14,480	$15,731	$15,195
3/20	$12,388	$13,788	$13,495
4/20	$13,939	$15,555	$14,915
5/20	$14,541	$16,296	$15,517
6/20	$14,684	$16,620	$15,519
7/20	$15,338	$17,558	$16,219
8/20	$16,227	$18,820	$17,050
9/20	$15,672	$18,105	$16,779
10/20	$15,207	$17,623	$16,401
11/20	$16,863	$19,552	$17,981
12/20	$17,432	$20,304	$18,320
1/21	$16,975	$20,099	$17,899
2/21	$17,505	$20,653	$18,201
3/21	$18,281	$21,558	$19,354
4/21	$19,218	$22,708	$20,126
5/21	$19,391	$22,867	$20,453
6/21	$19,575	$23,401	$20,433
7/21	$20,034	$23,956	$20,949
8/21	$20,360	$24,685	$21,312
9/21	$19,348	$23,537	$20,382
10/21	$20,512	$25,186	$21,696
11/21	$20,277	$25,011	$21,307
12/21	$21,516	$26,132	$22,688
1/22	$20,502	$24,780	$21,870
2/22	$20,104	$24,038	$21,353
3/22	$20,871	$24,931	$22,063
4/22	$19,576	$22,757	$21,120
5/22	$19,890	$22,798	$21,295
6/22	$18,509	$20,916	$19,947
7/22	$19,298	$22,845	$21,195
8/22	$18,608	$21,913	$20,484
9/22	$17,137	$19,895	$18,782
10/22	$18,631	$21,506	$20,776
11/22	$20,020	$22,708	$22,126
12/22	$19,286	$21,399	$21,377
1/23	$19,703	$22,744	$21,904
2/23	$18,989	$22,189	$21,237
3/23	$19,286	$23,004	$21,558
4/23	$19,515	$23,363	$22,001
5/23	$18,956	$23,464	$21,322
6/23	$19,865	$25,015	$22,646
7/23	$20,592	$25,818	$23,171
8/23	$20,189	$25,407	$22,747
9/23	$19,390	$24,196	$21,775
10/23	$18,952	$23,687	$21,424
11/23	$20,258	$25,850	$22,991
12/23	$21,269	$27,025	$23,917
1/24	$21,508	$27,479	$24,213
2/24	$22,112	$28,946	$24,904
3/24	$22,824	$29,878	$25,708
4/24	$21,752	$28,657	$24,674
5/24	$22,418	$30,078	$25,549
6/24	$22,648	$31,157	$25,912
7/24	$23,445	$31,537	$27,034
8/24	$24,163	$32,302	$27,922
9/24	$24,373	$32,992	$28,381
10/24	$24,401	$32,692	$27,919
11/24	$25,303	$34,611	$29,400
12/24	$24,177	$33,786	$28,129
1/25	$25,044	$34,727	$29,084
2/25	$24,937	$34,274	$29,343
3/25	$24,153	$32,343	$28,230
4/25	$23,615	$32,124	$27,797
5/25	$24,583	$34,146	$28,796
6/25	$25,490	$35,882	$29,840
7/25	$25,581	$36,687	$30,029
8/25	$26,099	$37,431	$30,771
9/25	$26,608	$38,797	$31,602
10/25	$26,229	$39,706	$31,661
11/25	$26,421	$39,803	$32,426
12/25	$26,032	$39,827	$32,208

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	7.67%	8.35%	10.03%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	6.68%	8.35%	10.03%
S&P 500® Index	17.88%	14.42%	14.81%
NASDAQ US Broad Dividend Achievers™ Index	14.50%	11.94%	12.40%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 876,738,990
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,708,091
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$876,738,990
# of Portfolio Holdings	57
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$5,708,091

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Materials	1.9%
Real Estate	3.6%
Utilities	4.3%
Communication Services	4.7%
Energy	5.4%
Consumer Discretionary	5.6%
Consumer Staples	6.4%
Industrials	12.0%
Health Care	13.5%
Financials	18.5%
Information Technology	23.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.7%
Broadcom, Inc.	4.5%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	3.1%
Coca-Cola Co.	2.6%
AbbVie, Inc.	2.6%
Chevron Corp.	2.5%
Sempra	2.4%
CME Group, Inc.	2.3%
Blackrock, Inc.	2.2%
Total	31.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014216
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class I
Trading Symbol	EIUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index and NASDAQ US Broad Dividend Achievers™ Index (the Index):

↓ An underweight position in Alphabet, Inc., was the largest detractor from performance as the stock rose on AI-driven search, cloud growth, and strong earnings

↓ Not owning semiconductor maker NVIDIA Corp. hurt returns as the stock outperformed on soaring AI chip demand, driving record sales and repeated earnings beats

↓ An out-of-index position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ Among sectors, stock selection in financials, industrials, consumer discretionary and communication services hurt returns the most

↑ In contrast, an overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Amphenol Corp. helped returns as earnings beats from surging AI data center demand and strategic acquisitions sent shares higher

↑ An underweight position in Apple, Inc. also helped returns as slower iPhone sales and no major AI product boost caused shares to lag

↑ Among sectors, stock selection in information technology, an underweight to consumer discretionary and overweight to health care and industrials helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	NASDAQ US Broad Dividend Achievers™ Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$962,958	$950,376	$991,345
2/16	$962,604	$949,094	$1,000,404
3/16	$1,019,718	$1,013,478	$1,064,960
4/16	$1,015,501	$1,017,407	$1,064,800
5/16	$1,032,027	$1,035,678	$1,079,171
6/16	$1,048,518	$1,038,362	$1,117,380
7/16	$1,076,997	$1,076,645	$1,138,073
8/16	$1,074,233	$1,078,156	$1,128,236
9/16	$1,067,601	$1,078,360	$1,125,508
10/16	$1,049,175	$1,058,690	$1,100,874
11/16	$1,067,623	$1,097,898	$1,128,464
12/16	$1,094,916	$1,119,599	$1,152,231
1/17	$1,104,222	$1,140,834	$1,159,541
2/17	$1,137,972	$1,186,132	$1,201,361
3/17	$1,140,808	$1,187,516	$1,198,625
4/17	$1,146,143	$1,199,711	$1,208,048
5/17	$1,157,158	$1,216,594	$1,226,970
6/17	$1,164,928	$1,224,188	$1,224,043
7/17	$1,186,735	$1,249,360	$1,240,596
8/17	$1,188,807	$1,253,185	$1,235,883
9/17	$1,215,168	$1,279,036	$1,260,189
10/17	$1,245,729	$1,308,883	$1,282,514
11/17	$1,283,095	$1,349,026	$1,338,928
12/17	$1,304,246	$1,364,025	$1,359,835
1/18	$1,360,370	$1,442,121	$1,407,435
2/18	$1,311,458	$1,388,969	$1,324,880
3/18	$1,280,253	$1,353,670	$1,309,969
4/18	$1,279,793	$1,358,865	$1,304,960
5/18	$1,308,259	$1,391,589	$1,323,148
6/18	$1,319,560	$1,400,154	$1,336,673
7/18	$1,372,645	$1,452,259	$1,393,775
8/18	$1,410,313	$1,499,581	$1,422,630
9/18	$1,420,055	$1,508,116	$1,446,737
10/18	$1,320,514	$1,405,036	$1,375,389
11/18	$1,346,904	$1,433,669	$1,424,941
12/18	$1,237,757	$1,304,222	$1,306,213
1/19	$1,318,514	$1,408,736	$1,383,286
2/19	$1,354,775	$1,453,969	$1,440,259
3/19	$1,390,068	$1,482,222	$1,470,562
4/19	$1,455,346	$1,542,236	$1,516,396
5/19	$1,371,971	$1,444,230	$1,440,037
6/19	$1,456,470	$1,546,014	$1,534,556
7/19	$1,488,000	$1,568,233	$1,556,930
8/19	$1,487,614	$1,543,392	$1,560,546
9/19	$1,512,424	$1,572,270	$1,591,798
10/19	$1,532,254	$1,606,325	$1,592,227
11/19	$1,585,617	$1,664,632	$1,624,356
12/19	$1,626,929	$1,714,874	$1,665,846
1/20	$1,633,702	$1,714,202	$1,663,322
2/20	$1,509,677	$1,573,090	$1,519,518
3/20	$1,292,257	$1,378,793	$1,349,493
4/20	$1,454,242	$1,555,546	$1,491,501
5/20	$1,519,967	$1,629,634	$1,551,693
6/20	$1,536,152	$1,662,043	$1,551,896
7/20	$1,604,206	$1,755,757	$1,621,921
8/20	$1,699,599	$1,881,962	$1,705,004
9/20	$1,643,429	$1,810,454	$1,677,875
10/20	$1,594,544	$1,762,307	$1,640,081
11/20	$1,771,153	$1,955,216	$1,798,100
12/20	$1,831,984	$2,030,390	$1,831,995
1/21	$1,785,153	$2,009,892	$1,789,919
2/21	$1,841,750	$2,065,314	$1,820,101
3/21	$1,926,601	$2,155,766	$1,935,390
4/21	$2,026,733	$2,270,817	$2,012,640
5/21	$2,046,905	$2,286,677	$2,045,280
6/21	$2,067,068	$2,340,059	$2,043,305
7/21	$2,117,658	$2,395,647	$2,094,913
8/21	$2,153,171	$2,468,488	$2,131,215
9/21	$2,048,128	$2,353,679	$2,038,210
10/21	$2,173,186	$2,518,582	$2,169,631
11/21	$2,150,830	$2,501,131	$2,130,688
12/21	$2,284,119	$2,613,222	$2,268,761
1/22	$2,177,621	$2,477,996	$2,187,038
2/22	$2,137,818	$2,403,801	$2,135,256
3/22	$2,221,752	$2,493,053	$2,206,334
4/22	$2,084,670	$2,275,654	$2,111,997
5/22	$2,120,184	$2,279,829	$2,129,495
6/22	$1,973,427	$2,091,643	$1,994,659
7/22	$2,060,148	$2,284,502	$2,119,462
8/22	$1,988,555	$2,191,336	$2,048,403
9/22	$1,832,804	$1,989,517	$1,878,158
10/22	$1,994,715	$2,150,591	$2,077,645
11/22	$2,145,137	$2,270,775	$2,212,558
12/22	$2,066,325	$2,139,945	$2,137,729
1/23	$2,114,935	$2,274,406	$2,190,433
2/23	$2,039,192	$2,218,913	$2,123,711
3/23	$2,073,022	$2,300,379	$2,155,767
4/23	$2,099,776	$2,336,284	$2,200,120
5/23	$2,040,650	$2,346,439	$2,132,192
6/23	$2,141,345	$2,501,481	$2,264,611
7/23	$2,221,091	$2,581,841	$2,317,139
8/23	$2,178,929	$2,540,734	$2,274,662
9/23	$2,095,152	$2,419,597	$2,177,460
10/23	$2,049,027	$2,368,721	$2,142,409
11/23	$2,192,019	$2,585,046	$2,299,054
12/23	$2,303,035	$2,702,486	$2,391,704
1/24	$2,331,228	$2,747,899	$2,421,295
2/24	$2,397,937	$2,894,625	$2,490,402
3/24	$2,478,234	$2,987,758	$2,570,784
4/24	$2,363,985	$2,865,725	$2,467,416
5/24	$2,437,632	$3,007,821	$2,554,896
6/24	$2,465,176	$3,115,748	$2,591,219
7/24	$2,552,682	$3,153,674	$2,703,443
8/24	$2,634,100	$3,230,171	$2,792,150
9/24	$2,659,588	$3,299,158	$2,838,064
10/24	$2,664,574	$3,269,240	$2,791,933
11/24	$2,766,644	$3,461,148	$2,940,027
12/24	$2,644,331	$3,378,640	$2,812,939
1/25	$2,741,145	$3,472,727	$2,908,439
2/25	$2,731,564	$3,427,414	$2,934,346
3/25	$2,648,588	$3,234,299	$2,823,039
4/25	$2,592,711	$3,212,367	$2,779,707
5/25	$2,700,742	$3,414,569	$2,879,612
6/25	$2,802,270	$3,588,209	$2,983,966
7/25	$2,814,295	$3,668,739	$3,002,891
8/25	$2,872,962	$3,743,110	$3,077,082
9/25	$2,932,051	$3,879,734	$3,160,176
10/25	$2,891,535	$3,970,572	$3,166,142
11/25	$2,917,314	$3,980,304	$3,242,588
12/25	$2,876,094	$3,982,741	$3,220,801

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	8.76%	9.43%	11.13%
S&P 500® Index	17.88%	14.42%	14.81%
NASDAQ US Broad Dividend Achievers™ Index	14.50%	11.94%	12.40%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 876,738,990
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,708,091
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$876,738,990
# of Portfolio Holdings	57
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$5,708,091

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Materials	1.9%
Real Estate	3.6%
Utilities	4.3%
Communication Services	4.7%
Energy	5.4%
Consumer Discretionary	5.6%
Consumer Staples	6.4%
Industrials	12.0%
Health Care	13.5%
Financials	18.5%
Information Technology	23.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	4.7%
Broadcom, Inc.	4.5%
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	3.1%
Coca-Cola Co.	2.6%
AbbVie, Inc.	2.6%
Chevron Corp.	2.5%
Sempra	2.4%
CME Group, Inc.	2.3%
Blackrock, Inc.	2.2%
Total	31.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014219
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater India Fund
Class Name	Class A
Trading Symbol	ETGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.57%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI India Index (the Index):

↓ The Fund’s exposures to the consumer discretionary and industrials sectors were the largest detractors from Index-relative performance during the period

↓ An overweight position in Trent Ltd., detracted due to revenue growth moderation and missed market expectations, raising concerns about its premium valuation

↓ An overweight position in Dixon Technologies (India) Ltd. hurt returns as slower medium‑term growth expectations and rising competition weighed on sentiment

↑ In contrast, the Fund’s exposures to the financials and information technology sectors were the largest contributors to Index-relative returns

↑ An overweight position in Bajaj Finance Ltd. contributed to returns as the market rewarded its disciplined assets under management growth and rise in profit

↑ A zero-weight position in Tata Consultancy Services Ltd. helped as the stock lagged due to weak global information technology spending and slow revenue growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI India Index
12/15	$10,000	$10,000
1/16	$8,732	$9,312
2/16	$8,122	$8,623
3/16	$9,162	$9,750
4/16	$9,457	$9,797
5/16	$9,799	$9,981
6/16	$10,137	$10,113
7/16	$10,810	$10,687
8/16	$11,144	$10,811
9/16	$10,924	$10,712
10/16	$10,975	$10,659
11/16	$9,913	$9,864
12/16	$9,725	$9,857
1/17	$10,336	$10,286
2/17	$10,924	$10,893
3/17	$11,582	$11,544
4/17	$11,955	$11,767
5/17	$12,207	$11,974
6/17	$12,277	$11,880
7/17	$13,056	$12,795
8/17	$13,138	$12,699
9/17	$12,676	$12,231
10/17	$13,305	$13,132
11/17	$13,457	$13,040
12/17	$14,082	$13,677
1/18	$14,155	$14,148
2/18	$13,291	$13,199
3/18	$13,184	$12,726
4/18	$13,509	$13,250
5/18	$13,042	$12,773
6/18	$12,874	$12,649
7/18	$13,593	$13,473
8/18	$13,463	$13,603
9/18	$12,091	$12,364
10/18	$11,268	$11,502
11/18	$12,462	$12,694
12/18	$12,374	$12,678
1/19	$12,149	$12,433
2/19	$12,126	$12,437
3/19	$13,123	$13,585
4/19	$13,019	$13,661
5/19	$13,146	$13,691
6/19	$13,100	$13,653
7/19	$12,362	$12,941
8/19	$12,217	$12,563
9/19	$12,946	$12,950
10/19	$13,444	$13,510
11/19	$13,488	$13,434
12/19	$13,667	$13,638
1/20	$13,771	$13,530
2/20	$13,221	$12,546
3/20	$9,663	$9,393
4/20	$11,065	$10,909
5/20	$10,814	$10,606
6/20	$11,380	$11,326
7/20	$12,348	$12,502
8/20	$12,833	$12,939
9/20	$12,948	$13,020
10/20	$13,172	$13,166
11/20	$14,079	$14,302
12/20	$15,502	$15,759
1/21	$15,166	$15,392
2/21	$15,710	$16,197
3/21	$15,934	$16,565
4/21	$15,722	$16,411
5/21	$16,745	$17,834
6/21	$17,049	$17,710
7/21	$17,628	$17,862
8/21	$18,951	$19,817
9/21	$18,991	$19,936
10/21	$19,255	$19,778
11/21	$18,583	$19,177
12/21	$19,228	$19,893
1/22	$18,784	$19,622
2/22	$17,885	$18,836
3/22	$18,095	$19,524
4/22	$17,231	$19,197
5/22	$16,211	$18,079
6/22	$15,125	$16,860
7/22	$16,459	$18,432
8/22	$16,581	$19,189
9/22	$15,927	$17,955
10/22	$16,472	$18,415
11/22	$17,292	$19,372
12/22	$16,241	$18,311
1/23	$16,040	$17,763
2/23	$15,514	$16,952
3/23	$15,540	$17,148
4/23	$16,004	$17,863
5/23	$16,446	$18,383
6/23	$17,304	$19,246
7/23	$17,847	$19,821
8/23	$17,741	$19,444
9/23	$17,847	$19,769
10/23	$17,452	$19,181
11/23	$18,531	$20,463
12/23	$19,587	$22,121
1/24	$20,140	$22,654
2/24	$20,682	$23,275
3/24	$20,798	$23,464
4/24	$21,213	$24,007
5/24	$21,472	$24,177
6/24	$23,076	$25,858
7/24	$24,171	$26,886
8/24	$24,331	$27,169
9/24	$25,133	$27,743
10/24	$23,413	$25,451
11/24	$23,557	$25,345
12/24	$23,016	$24,602
1/25	$21,752	$23,727
2/25	$20,447	$21,825
3/25	$21,602	$23,875
4/25	$22,671	$25,024
5/25	$23,016	$25,305
6/25	$23,619	$26,077
7/25	$22,355	$24,748
8/25	$21,987	$23,973
9/25	$21,890	$24,094
10/25	$22,763	$25,151
11/25	$22,809	$25,370
12/25	$22,514	$25,246

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	(2.17)%	7.75%	9.03%
Class A with 5.25% Maximum Sales Charge	(7.31)%	6.59%	8.45%
MSCI India Index (net of foreign withholding taxes)	2.62%	9.88%	9.69%
Footnote	Description
Footnote[1]	Performance prior to September 15, 2016 is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 209,688,752
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,171,391
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$209,688,752
# of Portfolio Holdings (for Greater India Portfolio)	69
Portfolio Turnover Rate (for Greater India Portfolio)	26%
Total Advisory Fees Paid	$2,171,391

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.9%
Real Estate	1.9%
Communication Services	4.2%
Energy	4.8%
Industrials	5.8%
Consumer Staples	6.5%
Materials	7.4%
Health Care	8.1%
Information Technology	9.2%
Consumer Discretionary	18.3%
Financials	32.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	6.3%
Infosys Ltd.	5.0%
HDFC Bank Ltd.	5.0%
Reliance Industries Ltd.	4.8%
Mahindra & Mahindra Ltd.	4.5%
Bharti Airtel Ltd.	3.3%
Axis Bank Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Sun Pharmaceutical Industries Ltd.	2.8%
Kotak Mahindra Bank Ltd.	2.8%
Total	40.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

In February 2026, the Board of Trustees (the "Board") of the Fund approved a name change of the Fund to Eaton Vance India Fund along with a change to the Fund's investment strategy, termination of the investment sub-advisory agreement with the current sub-adviser to the Fund, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company.  Boston Management and Research will continue to serve as the Fund's investment adviser.  The Board additionally approved a reduction in the Fund’s investment adviser fee and establishment of an expense cap for the Fund.  These changes will be effective on or about April 13, 2026.  Please see the Fund's prospectus for further information.

Material Fund Change Strategies [Text Block]

In February 2026, the Board of Trustees (the "Board") of the Fund approved a name change of the Fund to Eaton Vance India Fund along with a change to the Fund's investment strategy, termination of the investment sub-advisory agreement with the current sub-adviser to the Fund, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company.  Boston Management and Research will continue to serve as the Fund's investment adviser.  The Board additionally approved a reduction in the Fund’s investment adviser fee and establishment of an expense cap for the Fund.  These changes will be effective on or about April 13, 2026.  Please see the Fund's prospectus for further information.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000034727
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater India Fund
Class Name	Class C
Trading Symbol	ECGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.32%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI India Index (the Index):

↓ The Fund’s exposures to the consumer discretionary and industrials sectors were the largest detractors from Index-relative performance during the period

↓ An overweight position in Trent Ltd., detracted due to revenue growth moderation and missed market expectations, raising concerns about its premium valuation

↓ An overweight position in Dixon Technologies (India) Ltd. hurt returns as slower medium‑term growth expectations and rising competition weighed on sentiment

↑ In contrast, the Fund’s exposures to the financials and information technology sectors were the largest contributors to Index-relative returns

↑ An overweight position in Bajaj Finance Ltd. contributed to returns as the market rewarded its disciplined assets under management growth and rise in profit

↑ A zero-weight position in Tata Consultancy Services Ltd. helped as the stock lagged due to weak global information technology spending and slow revenue growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI India Index
12/15	$10,000	$10,000
1/16	$9,216	$9,312
2/16	$8,565	$8,623
3/16	$9,655	$9,750
4/16	$9,960	$9,797
5/16	$10,314	$9,981
6/16	$10,664	$10,113
7/16	$11,368	$10,687
8/16	$11,709	$10,811
9/16	$11,470	$10,712
10/16	$11,519	$10,659
11/16	$10,394	$9,864
12/16	$10,195	$9,857
1/17	$10,833	$10,286
2/17	$11,435	$10,893
3/17	$12,121	$11,544
4/17	$12,502	$11,767
5/17	$12,759	$11,974
6/17	$12,826	$11,880
7/17	$13,629	$12,795
8/17	$13,709	$12,699
9/17	$13,219	$12,231
10/17	$13,870	$13,132
11/17	$14,021	$13,040
12/17	$14,662	$13,677
1/18	$14,731	$14,148
2/18	$13,820	$13,199
3/18	$13,701	$12,726
4/18	$14,031	$13,250
5/18	$13,537	$12,773
6/18	$13,358	$12,649
7/18	$14,095	$13,473
8/18	$13,949	$13,603
9/18	$12,523	$12,364
10/18	$11,661	$11,502
11/18	$12,893	$12,694
12/18	$12,791	$12,678
1/19	$12,550	$12,433
2/19	$12,523	$12,437
3/19	$13,541	$13,585
4/19	$13,426	$13,661
5/19	$13,551	$13,691
6/19	$13,495	$13,653
7/19	$12,726	$12,941
8/19	$12,571	$12,563
9/19	$13,310	$12,950
10/19	$13,814	$13,510
11/19	$13,857	$13,434
12/19	$14,030	$13,638
1/20	$14,131	$13,530
2/20	$13,555	$12,546
3/20	$9,902	$9,393
4/20	$11,332	$10,909
5/20	$11,068	$10,606
6/20	$11,640	$11,326
7/20	$12,624	$12,502
8/20	$13,111	$12,939
9/20	$13,222	$13,020
10/20	$13,443	$13,166
11/20	$14,358	$14,302
12/20	$15,803	$15,759
1/21	$15,452	$15,392
2/21	$15,996	$16,197
3/21	$16,217	$16,565
4/21	$15,991	$16,411
5/21	$17,022	$17,834
6/21	$17,320	$17,710
7/21	$17,894	$17,862
8/21	$19,213	$19,817
9/21	$19,247	$19,936
10/21	$19,498	$19,778
11/21	$18,814	$19,177
12/21	$19,465	$19,893
1/22	$19,010	$19,622
2/22	$18,101	$18,836
3/22	$18,320	$19,524
4/22	$17,437	$19,197
5/22	$16,389	$18,079
6/22	$15,287	$16,860
7/22	$16,630	$18,432
8/22	$16,737	$19,189
9/22	$16,063	$17,955
10/22	$16,603	$18,415
11/22	$17,421	$19,372
12/22	$16,332	$18,311
1/23	$16,117	$17,763
2/23	$15,586	$16,952
3/23	$15,599	$17,148
4/23	$16,056	$17,863
5/23	$16,486	$18,383
6/23	$17,333	$19,246
7/23	$17,871	$19,821
8/23	$17,750	$19,444
9/23	$17,844	$19,769
10/23	$17,441	$19,181
11/23	$18,509	$20,463
12/23	$19,553	$22,121
1/24	$20,090	$22,654
2/24	$20,620	$23,275
3/24	$20,720	$23,464
4/24	$21,121	$24,007
5/24	$21,364	$24,177
6/24	$22,946	$25,858
7/24	$24,020	$26,886
8/24	$24,170	$27,169
9/24	$24,950	$27,743
10/24	$23,225	$25,451
11/24	$23,354	$25,345
12/24	$22,803	$24,602
1/25	$21,538	$23,727
2/25	$20,229	$21,825
3/25	$21,358	$23,875
4/25	$22,404	$25,024
5/25	$22,735	$25,305
6/25	$23,314	$26,077
7/25	$22,050	$24,748
8/25	$21,674	$23,973
9/25	$21,561	$24,094
10/25	$22,411	$25,151
11/25	$22,441	$25,370
12/25	$22,138	$25,246

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(2.91)%	6.97%	8.26%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(3.72)%	6.97%	8.26%
MSCI India Index (net of foreign withholding taxes)	2.62%	9.88%	9.69%
Footnote	Description
Footnote[1]	Performance prior to September 15, 2016 is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 209,688,752
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,171,391
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$209,688,752
# of Portfolio Holdings (for Greater India Portfolio)	69
Portfolio Turnover Rate (for Greater India Portfolio)	26%
Total Advisory Fees Paid	$2,171,391

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.9%
Real Estate	1.9%
Communication Services	4.2%
Energy	4.8%
Industrials	5.8%
Consumer Staples	6.5%
Materials	7.4%
Health Care	8.1%
Information Technology	9.2%
Consumer Discretionary	18.3%
Financials	32.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	6.3%
Infosys Ltd.	5.0%
HDFC Bank Ltd.	5.0%
Reliance Industries Ltd.	4.8%
Mahindra & Mahindra Ltd.	4.5%
Bharti Airtel Ltd.	3.3%
Axis Bank Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Sun Pharmaceutical Industries Ltd.	2.8%
Kotak Mahindra Bank Ltd.	2.8%
Total	40.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

In February 2026, the Board of Trustees (the "Board") of the Fund approved a name change of the Fund to Eaton Vance India Fund along with a change to the Fund's investment strategy, termination of the investment sub-advisory agreement with the current sub-adviser to the Fund, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company.  Boston Management and Research will continue to serve as the Fund's investment adviser.  The Board additionally approved a reduction in the Fund’s investment adviser fee and establishment of an expense cap for the Fund.  These changes will be effective on or about April 13, 2026.  Please see the Fund's prospectus for further information.

Material Fund Change Strategies [Text Block]

In February 2026, the Board of Trustees (the "Board") of the Fund approved a name change of the Fund to Eaton Vance India Fund along with a change to the Fund's investment strategy, termination of the investment sub-advisory agreement with the current sub-adviser to the Fund, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company.  Boston Management and Research will continue to serve as the Fund's investment adviser.  The Board additionally approved a reduction in the Fund’s investment adviser fee and establishment of an expense cap for the Fund.  These changes will be effective on or about April 13, 2026.  Please see the Fund's prospectus for further information.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000081648
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater India Fund
Class Name	Class I
Trading Symbol	EGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$131	1.32%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI India Index (the Index):

↓ The Fund’s exposures to the consumer discretionary and industrials sectors were the largest detractors from Index-relative performance during the period

↓ An overweight position in Trent Ltd., detracted due to revenue growth moderation and missed market expectations, raising concerns about its premium valuation

↓ An overweight position in Dixon Technologies (India) Ltd. hurt returns as slower medium‑term growth expectations and rising competition weighed on sentiment

↑ In contrast, the Fund’s exposures to the financials and information technology sectors were the largest contributors to Index-relative returns

↑ An overweight position in Bajaj Finance Ltd. contributed to returns as the market rewarded its disciplined assets under management growth and rise in profit

↑ A zero-weight position in Tata Consultancy Services Ltd. helped as the stock lagged due to weak global information technology spending and slow revenue growth

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI India Index
12/15	$1,000,000	$1,000,000
1/16	$922,226	$931,183
2/16	$857,796	$862,265
3/16	$967,594	$975,041
4/16	$999,238	$979,680
5/16	$1,035,837	$998,093
6/16	$1,071,674	$1,011,339
7/16	$1,143,347	$1,068,738
8/16	$1,178,803	$1,081,122
9/16	$1,155,928	$1,071,224
10/16	$1,161,266	$1,065,931
11/16	$1,049,180	$986,446
12/16	$1,029,718	$985,674
1/17	$1,094,724	$1,028,565
2/17	$1,157,038	$1,089,302
3/17	$1,227,045	$1,154,425
4/17	$1,267,049	$1,176,701
5/17	$1,293,975	$1,197,368
6/17	$1,301,668	$1,187,996
7/17	$1,384,630	$1,279,522
8/17	$1,393,526	$1,269,923
9/17	$1,344,793	$1,223,074
10/17	$1,412,478	$1,313,239
11/17	$1,428,722	$1,303,985
12/17	$1,495,377	$1,367,676
1/18	$1,503,747	$1,414,761
2/18	$1,412,079	$1,319,908
3/18	$1,400,920	$1,272,578
4/18	$1,435,993	$1,324,951
5/18	$1,386,572	$1,277,331
6/18	$1,369,035	$1,264,900
7/18	$1,445,957	$1,347,292
8/18	$1,432,473	$1,360,282
9/18	$1,287,092	$1,236,445
10/18	$1,199,701	$1,150,174
11/18	$1,326,961	$1,269,444
12/18	$1,318,101	$1,267,768
1/19	$1,293,938	$1,243,343
2/19	$1,292,327	$1,243,735
3/19	$1,398,645	$1,358,519
4/19	$1,387,771	$1,366,135
5/19	$1,401,867	$1,369,093
6/19	$1,397,034	$1,365,337
7/19	$1,318,906	$1,294,146
8/19	$1,303,800	$1,256,307
9/19	$1,381,812	$1,294,957
10/19	$1,435,342	$1,350,966
11/19	$1,440,736	$1,343,379
12/19	$1,460,239	$1,363,802
1/20	$1,471,858	$1,353,031
2/20	$1,413,349	$1,254,635
3/20	$1,033,247	$939,299
4/20	$1,183,462	$1,090,917
5/20	$1,156,905	$1,060,578
6/20	$1,217,489	$1,132,645
7/20	$1,321,643	$1,250,241
8/20	$1,373,717	$1,293,941
9/20	$1,386,617	$1,301,996
10/20	$1,411,170	$1,316,630
11/20	$1,508,550	$1,430,177
12/20	$1,661,277	$1,575,937
1/21	$1,625,905	$1,539,221
2/21	$1,684,166	$1,619,710
3/21	$1,708,719	$1,656,462
4/21	$1,686,663	$1,641,125
5/21	$1,795,278	$1,783,418
6/21	$1,827,738	$1,770,977
7/21	$1,889,329	$1,786,227
8/21	$2,029,156	$1,981,667
9/21	$2,034,565	$1,993,627
10/21	$2,062,448	$1,977,759
11/21	$1,992,950	$1,917,728
12/21	$2,065,098	$1,989,344
1/22	$2,018,905	$1,962,150
2/22	$1,925,160	$1,883,583
3/22	$1,954,144	$1,952,388
4/22	$1,861,305	$1,919,749
5/22	$1,751,257	$1,807,936
6/22	$1,634,416	$1,685,974
7/22	$1,778,882	$1,843,150
8/22	$1,792,469	$1,918,879
9/22	$1,721,820	$1,795,496
10/22	$1,781,147	$1,841,548
11/22	$1,870,363	$1,937,180
12/22	$1,762,382	$1,831,115
1/23	$1,741,155	$1,776,339
2/23	$1,684,550	$1,695,176
3/23	$1,687,272	$1,714,828
4/23	$1,737,890	$1,786,273
5/23	$1,786,331	$1,838,287
6/23	$1,879,947	$1,924,614
7/23	$1,939,274	$1,982,111
8/23	$1,928,388	$1,944,361
9/23	$1,940,362	$1,976,915
10/23	$1,897,364	$1,918,107
11/23	$2,015,473	$2,046,275
12/23	$2,131,115	$2,212,084
1/24	$2,191,548	$2,265,420
2/24	$2,251,411	$2,327,484
3/24	$2,263,953	$2,346,350
4/24	$2,309,563	$2,400,716
5/24	$2,338,639	$2,417,745
6/24	$2,513,667	$2,585,844
7/24	$2,633,392	$2,688,620
8/24	$2,651,636	$2,716,894
9/24	$2,739,435	$2,774,276
10/24	$2,552,435	$2,545,052
11/24	$2,568,398	$2,534,473
12/24	$2,509,718	$2,460,171
1/25	$2,373,179	$2,372,700
2/25	$2,230,729	$2,182,457
3/25	$2,357,219	$2,387,520
4/25	$2,474,253	$2,502,430
5/25	$2,512,673	$2,530,514
6/25	$2,579,465	$2,607,731
7/25	$2,441,744	$2,474,767
8/25	$2,401,550	$2,397,342
9/25	$2,391,502	$2,409,373
10/25	$2,487,848	$2,515,088
11/25	$2,493,167	$2,536,952
12/25	$2,461,944	$2,524,609

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	(1.90)%	8.18%	9.42%
MSCI India Index (net of foreign withholding taxes)	2.62%	9.88%	9.69%
Footnote	Description
Footnote[1]	Performance prior to September 15, 2016 is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 209,688,752
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,171,391
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$209,688,752
# of Portfolio Holdings (for Greater India Portfolio)	69
Portfolio Turnover Rate (for Greater India Portfolio)	26%
Total Advisory Fees Paid	$2,171,391

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.9%
Real Estate	1.9%
Communication Services	4.2%
Energy	4.8%
Industrials	5.8%
Consumer Staples	6.5%
Materials	7.4%
Health Care	8.1%
Information Technology	9.2%
Consumer Discretionary	18.3%
Financials	32.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	6.3%
Infosys Ltd.	5.0%
HDFC Bank Ltd.	5.0%
Reliance Industries Ltd.	4.8%
Mahindra & Mahindra Ltd.	4.5%
Bharti Airtel Ltd.	3.3%
Axis Bank Ltd.	3.1%
Bajaj Finance Ltd.	3.0%
Sun Pharmaceutical Industries Ltd.	2.8%
Kotak Mahindra Bank Ltd.	2.8%
Total	40.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

In February 2026, the Board of Trustees (the "Board") of the Fund approved a name change of the Fund to Eaton Vance India Fund along with a change to the Fund's investment strategy, termination of the investment sub-advisory agreement with the current sub-adviser to the Fund, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company.  Boston Management and Research will continue to serve as the Fund's investment adviser.  The Board additionally approved a reduction in the Fund’s investment adviser fee and establishment of an expense cap for the Fund.  These changes will be effective on or about April 13, 2026.  Please see the Fund's prospectus for further information.

Material Fund Change Strategies [Text Block]

In February 2026, the Board of Trustees (the "Board") of the Fund approved a name change of the Fund to Eaton Vance India Fund along with a change to the Fund's investment strategy, termination of the investment sub-advisory agreement with the current sub-adviser to the Fund, Goldman Sachs Asset Management, L.P., as well as a new investment sub-advisory agreement with Morgan Stanley Investment Management Company.  Boston Management and Research will continue to serve as the Fund's investment adviser.  The Board additionally approved a reduction in the Fund’s investment adviser fee and establishment of an expense cap for the Fund.  These changes will be effective on or about April 13, 2026.  Please see the Fund's prospectus for further information.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014223
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class A
Trading Symbol	EALCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.04%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure and payment sector headwinds. The position was sold by year-end

↓ Not owning Palantir Technologies, Inc., a data integration and analytics software provider, detracted as shares rose on strong government and commercial demand

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ On a sector basis, stock selection in financials, information technology and industrials as well as an overweight to consumer staples, hurt returns the most

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Broadcom Inc., a semiconductor firm, helped returns as the stock surged on AI chip demand, strong earnings and a major OpenAI deal

↑ An overweight position in Alphabet, Inc., parent of Google, helped returns as the stock rose on AI-driven search, cloud growth and strong earnings

↑ Stock selection and an underweight position in consumer discretionary, as well as stock selection in consumer staples and an overweight to industrials helped

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$8,780	$9,504	$9,442
2/16	$8,601	$9,491	$9,438
3/16	$9,155	$10,135	$10,074
4/16	$9,211	$10,174	$9,982
5/16	$9,462	$10,357	$10,176
6/16	$9,278	$10,384	$10,136
7/16	$9,817	$10,766	$10,615
8/16	$9,808	$10,782	$10,562
9/16	$9,851	$10,784	$10,600
10/16	$9,599	$10,587	$10,351
11/16	$9,695	$10,979	$10,577
12/16	$9,695	$11,196	$10,708
1/17	$10,138	$11,408	$11,068
2/17	$10,504	$11,861	$11,528
3/17	$10,508	$11,875	$11,662
4/17	$10,782	$11,997	$11,928
5/17	$11,060	$12,166	$12,238
6/17	$11,069	$12,242	$12,206
7/17	$11,290	$12,494	$12,531
8/17	$11,377	$12,532	$12,760
9/17	$11,459	$12,790	$12,926
10/17	$11,694	$13,089	$13,427
11/17	$12,017	$13,490	$13,835
12/17	$12,159	$13,640	$13,943
1/18	$13,131	$14,421	$14,930
2/18	$12,880	$13,890	$14,539
3/18	$12,510	$13,537	$14,140
4/18	$12,707	$13,589	$14,189
5/18	$13,281	$13,916	$14,811
6/18	$13,395	$14,002	$14,954
7/18	$13,729	$14,523	$15,393
8/18	$14,349	$14,996	$16,235
9/18	$14,486	$15,081	$16,325
10/18	$13,190	$14,050	$14,865
11/18	$13,254	$14,337	$15,023
12/18	$12,193	$13,042	$13,732
1/19	$13,411	$14,087	$14,966
2/19	$13,871	$14,540	$15,501
3/19	$14,124	$14,822	$15,943
4/19	$14,769	$15,422	$16,663
5/19	$13,561	$14,442	$15,610
6/19	$14,516	$15,460	$16,682
7/19	$14,842	$15,682	$17,059
8/19	$14,470	$15,434	$16,928
9/19	$14,392	$15,723	$16,930
10/19	$14,790	$16,063	$17,408
11/19	$15,436	$16,646	$18,180
12/19	$15,896	$17,149	$18,729
1/20	$16,128	$17,142	$19,147
2/20	$14,964	$15,731	$17,843
3/20	$13,291	$13,788	$16,088
4/20	$15,326	$15,555	$18,468
5/20	$16,422	$16,296	$19,708
6/20	$17,157	$16,620	$20,567
7/20	$18,191	$17,558	$22,149
8/20	$19,980	$18,820	$24,435
9/20	$19,107	$18,105	$23,285
10/20	$18,637	$17,623	$22,494
11/20	$20,892	$19,552	$24,797
12/20	$21,803	$20,304	$25,938
1/21	$21,584	$20,099	$25,746
2/21	$22,258	$20,653	$25,740
3/21	$22,306	$21,558	$26,182
4/21	$23,593	$22,708	$27,963
5/21	$23,423	$22,867	$27,577
6/21	$24,551	$23,401	$29,307
7/21	$25,013	$23,956	$30,273
8/21	$25,783	$24,685	$31,404
9/21	$24,193	$23,537	$29,646
10/21	$25,662	$25,186	$32,213
11/21	$25,407	$25,011	$32,410
12/21	$26,080	$26,132	$33,096
1/22	$23,913	$24,780	$30,255
2/22	$22,694	$24,038	$28,970
3/22	$23,030	$24,931	$30,103
4/22	$20,368	$22,757	$26,468
5/22	$20,079	$22,798	$25,853
6/22	$18,465	$20,916	$23,805
7/22	$20,507	$22,845	$26,662
8/22	$19,420	$21,913	$25,420
9/22	$17,595	$19,895	$22,949
10/22	$18,787	$21,506	$24,290
11/22	$19,756	$22,708	$25,397
12/22	$18,351	$21,399	$23,453
1/23	$19,804	$22,744	$25,407
2/23	$19,123	$22,189	$25,106
3/23	$20,583	$23,004	$26,822
4/23	$20,868	$23,363	$27,086
5/23	$21,681	$23,464	$28,321
6/23	$23,064	$25,015	$30,258
7/23	$23,926	$25,818	$31,277
8/23	$23,718	$25,407	$30,996
9/23	$22,320	$24,196	$29,310
10/23	$22,028	$23,687	$28,893
11/23	$24,399	$25,850	$32,043
12/23	$25,380	$27,025	$33,462
1/24	$26,339	$27,479	$34,296
2/24	$28,181	$28,946	$36,636
3/24	$28,592	$29,878	$37,281
4/24	$27,321	$28,657	$35,700
5/24	$29,147	$30,078	$37,837
6/24	$31,240	$31,157	$40,388
7/24	$30,654	$31,537	$39,701
8/24	$31,369	$32,302	$40,528
9/24	$31,902	$32,992	$41,677
10/24	$31,750	$32,692	$41,539
11/24	$33,546	$34,611	$44,233
12/24	$33,618	$33,786	$44,623
1/25	$34,301	$34,727	$45,506
2/25	$33,260	$34,274	$43,871
3/25	$30,551	$32,343	$40,175
4/25	$31,096	$32,124	$40,887
5/25	$33,716	$34,146	$44,505
6/25	$35,611	$35,882	$47,342
7/25	$36,807	$36,687	$49,129
8/25	$36,717	$37,431	$49,679
9/25	$37,937	$38,797	$52,318
10/25	$39,287	$39,706	$54,218
11/25	$38,856	$39,803	$53,236
12/25	$38,524	$39,827	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	14.59%	12.05%	15.04%
Class A with 5.25% Maximum Sales Charge	8.57%	10.85%	14.43%
S&P 500® Index	17.88%	14.42%	14.81%
Russell 1000® Growth Index	18.56%	15.31%	18.11%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 445,005,370
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,800,086
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$445,005,370
# of Portfolio Holdings	49
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,800,086

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Real Estate	0.9%
Consumer Staples	3.8%
Financials	5.6%
Industrials	6.7%
Health Care	7.5%
Consumer Discretionary	12.2%
Communication Services	13.3%
Information Technology	49.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	14.9%
Microsoft Corp.	9.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.0%
Broadcom, Inc.	6.5%
Alphabet, Inc., Class A	4.8%
Meta Platforms, Inc., Class A	4.3%
Eli Lilly & Co.	3.5%
Visa, Inc., Class A	3.2%
Lam Research Corp.	2.6%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014225
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class C
Trading Symbol	ECLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.79%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure and payment sector headwinds. The position was sold by year-end

↓ Not owning Palantir Technologies, Inc., a data integration and analytics software provider, detracted as shares rose on strong government and commercial demand

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ On a sector basis, stock selection in financials, information technology and industrials as well as an overweight to consumer staples, hurt returns the most

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Broadcom Inc., a semiconductor firm, helped returns as the stock surged on AI chip demand, strong earnings and a major OpenAI deal

↑ An overweight position in Alphabet, Inc., parent of Google, helped returns as the stock rose on AI-driven search, cloud growth and strong earnings

↑ Stock selection and an underweight position in consumer discretionary, as well as stock selection in consumer staples and an overweight to industrials helped

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$9,260	$9,504	$9,442
2/16	$9,070	$9,491	$9,438
3/16	$9,645	$10,135	$10,074
4/16	$9,697	$10,174	$9,982
5/16	$9,954	$10,357	$10,176
6/16	$9,759	$10,384	$10,136
7/16	$10,319	$10,766	$10,615
8/16	$10,298	$10,782	$10,562
9/16	$10,340	$10,784	$10,600
10/16	$10,068	$10,587	$10,351
11/16	$10,162	$10,979	$10,577
12/16	$10,157	$11,196	$10,708
1/17	$10,612	$11,408	$11,068
2/17	$10,994	$11,861	$11,528
3/17	$10,989	$11,875	$11,662
4/17	$11,266	$11,997	$11,928
5/17	$11,554	$12,166	$12,238
6/17	$11,554	$12,242	$12,206
7/17	$11,779	$12,494	$12,531
8/17	$11,863	$12,532	$12,760
9/17	$11,941	$12,790	$12,926
10/17	$12,177	$13,089	$13,427
11/17	$12,507	$13,490	$13,835
12/17	$12,641	$13,640	$13,943
1/18	$13,647	$14,421	$14,930
2/18	$13,381	$13,890	$14,539
3/18	$12,989	$13,537	$14,140
4/18	$13,182	$13,589	$14,189
5/18	$13,768	$13,916	$14,811
6/18	$13,879	$14,002	$14,954
7/18	$14,216	$14,523	$15,393
8/18	$14,846	$14,996	$16,235
9/18	$14,979	$15,081	$16,325
10/18	$13,636	$14,050	$14,865
11/18	$13,691	$14,337	$15,023
12/18	$12,586	$13,042	$13,732
1/19	$13,834	$14,087	$14,966
2/19	$14,302	$14,540	$15,501
3/19	$14,551	$14,822	$15,943
4/19	$15,211	$15,422	$16,663
5/19	$13,956	$14,442	$15,610
6/19	$14,929	$15,460	$16,682
7/19	$15,249	$15,682	$17,059
8/19	$14,859	$15,434	$16,928
9/19	$14,776	$15,723	$16,930
10/19	$15,172	$16,063	$17,408
11/19	$15,825	$16,646	$18,180
12/19	$16,280	$17,149	$18,729
1/20	$16,509	$17,142	$19,147
2/20	$15,308	$15,731	$17,843
3/20	$13,586	$13,788	$16,088
4/20	$15,658	$15,555	$18,468
5/20	$16,766	$16,296	$19,708
6/20	$17,509	$16,620	$20,567
7/20	$18,552	$17,558	$22,149
8/20	$20,364	$18,820	$24,435
9/20	$19,469	$18,105	$23,285
10/20	$18,973	$17,623	$22,494
11/20	$21,253	$19,552	$24,797
12/20	$22,168	$20,304	$25,938
1/21	$21,934	$20,099	$25,746
2/21	$22,606	$20,653	$25,740
3/21	$22,637	$21,558	$26,182
4/21	$23,926	$22,708	$27,963
5/21	$23,747	$22,867	$27,577
6/21	$24,872	$23,401	$29,307
7/21	$25,325	$23,956	$30,273
8/21	$26,083	$24,685	$31,404
9/21	$24,465	$23,537	$29,646
10/21	$25,927	$25,186	$32,213
11/21	$25,653	$25,011	$32,410
12/21	$26,314	$26,132	$33,096
1/22	$24,116	$24,780	$30,255
2/22	$22,874	$24,038	$28,970
3/22	$23,196	$24,931	$30,103
4/22	$20,502	$22,757	$26,468
5/22	$20,198	$22,798	$25,853
6/22	$18,565	$20,916	$23,805
7/22	$20,607	$22,845	$26,662
8/22	$19,503	$21,913	$25,420
9/22	$17,653	$19,895	$22,949
10/22	$18,843	$21,506	$24,290
11/22	$19,799	$22,708	$25,397
12/22	$18,380	$21,399	$23,453
1/23	$19,827	$22,744	$25,407
2/23	$19,127	$22,189	$25,106
3/23	$20,582	$23,004	$26,822
4/23	$20,853	$23,363	$27,086
5/23	$21,646	$23,464	$28,321
6/23	$23,017	$25,015	$30,258
7/23	$23,866	$25,818	$31,277
8/23	$23,643	$25,407	$30,996
9/23	$22,234	$24,196	$29,310
10/23	$21,926	$23,687	$28,893
11/23	$24,277	$25,850	$32,043
12/23	$25,229	$27,025	$33,462
1/24	$26,169	$27,479	$34,296
2/24	$27,976	$28,946	$36,636
3/24	$28,367	$29,878	$37,281
4/24	$27,088	$28,657	$35,700
5/24	$28,885	$30,078	$37,837
6/24	$30,934	$31,157	$40,388
7/24	$30,342	$31,537	$39,701
8/24	$31,029	$32,302	$40,528
9/24	$31,536	$32,992	$41,677
10/24	$31,367	$32,692	$41,539
11/24	$33,121	$34,611	$44,233
12/24	$33,167	$33,786	$44,623
1/25	$33,818	$34,727	$45,506
2/25	$32,772	$34,274	$43,871
3/25	$30,089	$32,343	$40,175
4/25	$30,600	$32,124	$40,887
5/25	$33,155	$34,146	$44,505
6/25	$35,014	$35,882	$47,342
7/25	$36,164	$36,687	$49,129
8/25	$36,048	$37,431	$49,679
9/25	$37,221	$38,797	$52,318
10/25	$38,523	$39,706	$54,218
11/25	$38,070	$39,803	$53,236
12/25	$38,292	$39,827	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	13.75%	11.21%	14.36%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	12.83%	11.21%	14.36%
S&P 500® Index	17.88%	14.42%	14.81%
Russell 1000® Growth Index	18.56%	15.31%	18.11%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 445,005,370
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,800,086
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$445,005,370
# of Portfolio Holdings	49
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,800,086

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Real Estate	0.9%
Consumer Staples	3.8%
Financials	5.6%
Industrials	6.7%
Health Care	7.5%
Consumer Discretionary	12.2%
Communication Services	13.3%
Information Technology	49.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	14.9%
Microsoft Corp.	9.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.0%
Broadcom, Inc.	6.5%
Alphabet, Inc., Class A	4.8%
Meta Platforms, Inc., Class A	4.3%
Eli Lilly & Co.	3.5%
Visa, Inc., Class A	3.2%
Lam Research Corp.	2.6%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000048018
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class I
Trading Symbol	ELCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure and payment sector headwinds. The position was sold by year-end

↓ Not owning Palantir Technologies, Inc., a data integration and analytics software provider, detracted as shares rose on strong government and commercial demand

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ On a sector basis, stock selection in financials, information technology and industrials as well as an overweight to consumer staples, hurt returns the most

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Broadcom Inc., a semiconductor firm, helped returns as the stock surged on AI chip demand, strong earnings and a major OpenAI deal

↑ An overweight position in Alphabet, Inc., parent of Google, helped returns as the stock rose on AI-driven search, cloud growth and strong earnings

↑ Stock selection and an underweight position in consumer discretionary, as well as stock selection in consumer staples and an overweight to industrials helped

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell 1000® Growth Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$927,065	$950,376	$944,173
2/16	$908,612	$949,094	$943,770
3/16	$967,047	$1,013,478	$1,007,419
4/16	$972,759	$1,017,407	$998,220
5/16	$999,561	$1,035,678	$1,017,604
6/16	$980,544	$1,038,362	$1,013,608
7/16	$1,038,011	$1,076,645	$1,061,452
8/16	$1,037,113	$1,078,156	$1,056,178
9/16	$1,041,603	$1,078,360	$1,060,042
10/16	$1,015,563	$1,058,690	$1,035,149
11/16	$1,025,440	$1,097,898	$1,057,672
12/16	$1,025,889	$1,119,599	$1,070,765
1/17	$1,073,031	$1,140,834	$1,106,848
2/17	$1,112,091	$1,186,132	$1,152,822
3/17	$1,112,989	$1,187,516	$1,166,156
4/17	$1,141,723	$1,199,711	$1,192,826
5/17	$1,171,803	$1,216,594	$1,223,843
6/17	$1,172,701	$1,224,188	$1,220,618
7/17	$1,196,568	$1,249,360	$1,253,061
8/17	$1,206,029	$1,253,185	$1,276,032
9/17	$1,215,039	$1,279,036	$1,292,623
10/17	$1,240,268	$1,308,883	$1,342,708
11/17	$1,274,507	$1,349,026	$1,383,499
12/17	$1,289,700	$1,364,025	$1,394,270
1/18	$1,393,480	$1,442,121	$1,493,021
2/18	$1,367,063	$1,388,969	$1,453,872
3/18	$1,328,381	$1,353,670	$1,414,003
4/18	$1,349,137	$1,358,865	$1,418,943
5/18	$1,410,462	$1,391,589	$1,481,137
6/18	$1,422,727	$1,400,154	$1,495,398
7/18	$1,459,049	$1,452,259	$1,539,298
8/18	$1,524,619	$1,499,581	$1,623,461
9/18	$1,539,715	$1,508,116	$1,632,534
10/18	$1,402,442	$1,405,036	$1,486,542
11/18	$1,409,518	$1,433,669	$1,502,331
12/18	$1,296,983	$1,304,222	$1,373,165
1/19	$1,426,256	$1,408,736	$1,496,593
2/19	$1,476,263	$1,453,969	$1,550,141
3/19	$1,502,862	$1,482,222	$1,594,262
4/19	$1,572,553	$1,542,236	$1,666,291
5/19	$1,443,812	$1,444,230	$1,561,026
6/19	$1,545,953	$1,546,014	$1,668,232
7/19	$1,580,532	$1,568,233	$1,705,902
8/19	$1,541,165	$1,543,392	$1,692,837
9/19	$1,533,718	$1,572,270	$1,693,047
10/19	$1,576,276	$1,606,325	$1,740,777
11/19	$1,645,435	$1,664,632	$1,818,003
12/19	$1,694,463	$1,714,874	$1,872,854
1/20	$1,719,996	$1,714,202	$1,914,722
2/20	$1,595,813	$1,573,090	$1,784,326
3/20	$1,417,662	$1,378,793	$1,608,792
4/20	$1,634,693	$1,555,546	$1,846,847
5/20	$1,752,493	$1,629,634	$1,970,833
6/20	$1,831,413	$1,662,043	$2,056,653
7/20	$1,941,669	$1,755,757	$2,214,890
8/20	$2,133,498	$1,881,962	$2,443,450
9/20	$2,041,045	$1,810,454	$2,328,485
10/20	$1,990,990	$1,762,307	$2,249,406
11/20	$2,232,429	$1,955,216	$2,479,727
12/20	$2,330,017	$2,030,390	$2,593,772
1/21	$2,307,028	$2,009,892	$2,574,581
2/21	$2,379,724	$2,065,314	$2,573,985
3/21	$2,385,316	$2,155,766	$2,618,207
4/21	$2,523,253	$2,270,817	$2,796,346
5/21	$2,505,856	$2,286,677	$2,757,669
6/21	$2,627,017	$2,340,059	$2,930,679
7/21	$2,677,345	$2,395,647	$3,027,263
8/21	$2,759,983	$2,468,488	$3,140,449
9/21	$2,590,358	$2,353,679	$2,964,566
10/21	$2,748,178	$2,518,582	$3,221,343
11/21	$2,721,460	$2,501,131	$3,241,039
12/21	$2,794,102	$2,613,222	$3,309,563
1/22	$2,562,269	$2,477,996	$3,025,520
2/22	$2,432,576	$2,403,801	$2,897,015
3/22	$2,468,863	$2,493,053	$3,010,340
4/22	$2,183,943	$2,275,654	$2,646,806
5/22	$2,153,703	$2,279,829	$2,585,274
6/22	$1,981,004	$2,091,643	$2,380,491
7/22	$2,200,070	$2,284,502	$2,666,200
8/22	$2,084,489	$2,191,336	$2,541,998
9/22	$1,888,270	$1,989,517	$2,294,876
10/22	$2,017,291	$2,150,591	$2,429,008
11/22	$2,121,448	$2,270,775	$2,539,690
12/22	$1,970,777	$2,139,945	$2,345,260
1/23	$2,127,761	$2,274,406	$2,540,731
2/23	$2,054,926	$2,218,913	$2,510,557
3/23	$2,212,617	$2,300,379	$2,682,169
4/23	$2,243,730	$2,336,284	$2,708,631
5/23	$2,330,708	$2,346,439	$2,832,086
6/23	$2,480,620	$2,501,481	$3,025,760
7/23	$2,573,961	$2,581,841	$3,127,697
8/23	$2,552,040	$2,540,734	$3,099,614
9/23	$2,402,128	$2,419,597	$2,931,045
10/23	$2,371,014	$2,368,721	$2,889,314
11/23	$2,626,996	$2,585,046	$3,204,281
12/23	$2,733,270	$2,702,486	$3,346,173
1/24	$2,836,471	$2,747,899	$3,429,632
2/24	$3,035,940	$2,894,625	$3,663,626
3/24	$3,080,609	$2,987,758	$3,728,121
4/24	$2,944,292	$2,865,725	$3,569,990
5/24	$3,141,451	$3,007,821	$3,783,708
6/24	$3,367,876	$3,115,748	$4,038,849
7/24	$3,305,493	$3,153,674	$3,970,147
8/24	$3,383,279	$3,230,171	$4,052,836
9/24	$3,441,810	$3,299,158	$4,167,655
10/24	$3,425,637	$3,269,240	$4,153,864
11/24	$3,620,486	$3,461,148	$4,423,285
12/24	$3,628,602	$3,378,640	$4,462,330
1/25	$3,703,190	$3,472,727	$4,550,596
2/25	$3,591,717	$3,427,414	$4,387,108
3/25	$3,299,921	$3,234,299	$4,017,540
4/25	$3,358,936	$3,212,367	$4,088,693
5/25	$3,642,536	$3,414,569	$4,450,463
6/25	$3,849,088	$3,588,209	$4,734,211
7/25	$3,979,413	$3,668,739	$4,912,938
8/25	$3,970,397	$3,743,110	$4,967,863
9/25	$4,102,361	$3,879,734	$5,231,772
10/25	$4,249,899	$3,970,572	$5,421,816
11/25	$4,203,998	$3,980,304	$5,323,557
12/25	$4,168,718	$3,982,741	$5,290,555

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	14.88%	12.33%	15.33%
S&P 500® Index	17.88%	14.42%	14.81%
Russell 1000® Growth Index	18.56%	15.31%	18.11%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 445,005,370
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,800,086
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$445,005,370
# of Portfolio Holdings	49
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,800,086

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Real Estate	0.9%
Consumer Staples	3.8%
Financials	5.6%
Industrials	6.7%
Health Care	7.5%
Consumer Discretionary	12.2%
Communication Services	13.3%
Information Technology	49.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	14.9%
Microsoft Corp.	9.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.0%
Broadcom, Inc.	6.5%
Alphabet, Inc., Class A	4.8%
Meta Platforms, Inc., Class A	4.3%
Eli Lilly & Co.	3.5%
Visa, Inc., Class A	3.2%
Lam Research Corp.	2.6%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080478
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class R
Trading Symbol	ELCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$138	1.29%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure and payment sector headwinds. The position was sold by year-end

↓ Not owning Palantir Technologies, Inc., a data integration and analytics software provider, detracted as shares rose on strong government and commercial demand

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ On a sector basis, stock selection in financials, information technology and industrials as well as an overweight to consumer staples, hurt returns the most

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Broadcom Inc., a semiconductor firm, helped returns as the stock surged on AI chip demand, strong earnings and a major OpenAI deal

↑ An overweight position in Alphabet, Inc., parent of Google, helped returns as the stock rose on AI-driven search, cloud growth and strong earnings

↑ Stock selection and an underweight position in consumer discretionary, as well as stock selection in consumer staples and an overweight to industrials helped

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	S&P 500® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
1/16	$9,261	$9,504	$9,442
2/16	$9,073	$9,491	$9,438
3/16	$9,656	$10,135	$10,074
4/16	$9,711	$10,174	$9,982
5/16	$9,972	$10,357	$10,176
6/16	$9,779	$10,384	$10,136
7/16	$10,343	$10,766	$10,615
8/16	$10,329	$10,782	$10,562
9/16	$10,376	$10,784	$10,600
10/16	$10,110	$10,587	$10,351
11/16	$10,208	$10,979	$10,577
12/16	$10,203	$11,196	$10,708
1/17	$10,669	$11,408	$11,068
2/17	$11,052	$11,861	$11,528
3/17	$11,056	$11,875	$11,662
4/17	$11,341	$11,997	$11,928
5/17	$11,630	$12,166	$12,238
6/17	$11,635	$12,242	$12,206
7/17	$11,863	$12,494	$12,531
8/17	$11,956	$12,532	$12,760
9/17	$12,040	$12,790	$12,926
10/17	$12,283	$13,089	$13,427
11/17	$12,619	$13,490	$13,835
12/17	$12,766	$13,640	$13,943
1/18	$13,784	$14,421	$14,930
2/18	$13,520	$13,890	$14,539
3/18	$13,128	$13,537	$14,140
4/18	$13,334	$13,589	$14,189
5/18	$13,926	$13,916	$14,811
6/18	$14,048	$14,002	$14,954
7/18	$14,396	$14,523	$15,393
8/18	$15,042	$14,996	$16,235
9/18	$15,179	$15,081	$16,325
10/18	$13,823	$14,050	$14,865
11/18	$13,882	$14,337	$15,023
12/18	$12,767	$13,042	$13,732
1/19	$14,040	$14,087	$14,966
2/19	$14,523	$14,540	$15,501
3/19	$14,784	$14,822	$15,943
4/19	$15,457	$15,422	$16,663
5/19	$14,184	$14,442	$15,610
6/19	$15,184	$15,460	$16,682
7/19	$15,518	$15,682	$17,059
8/19	$15,129	$15,434	$16,928
9/19	$15,045	$15,723	$16,930
10/19	$15,457	$16,063	$17,408
11/19	$16,129	$16,646	$18,180
12/19	$16,602	$17,149	$18,729
1/20	$16,846	$17,142	$19,147
2/20	$15,626	$15,731	$17,843
3/20	$13,870	$13,788	$16,088
4/20	$15,992	$15,555	$18,468
5/20	$17,132	$16,296	$19,708
6/20	$17,900	$16,620	$20,567
7/20	$18,973	$17,558	$22,149
8/20	$20,836	$18,820	$24,435
9/20	$19,920	$18,105	$23,285
10/20	$19,424	$17,623	$22,494
11/20	$21,772	$19,552	$24,797
12/20	$22,717	$20,304	$25,938
1/21	$22,481	$20,099	$25,746
2/21	$23,183	$20,653	$25,740
3/21	$23,229	$21,558	$26,182
4/21	$24,562	$22,708	$27,963
5/21	$24,385	$22,867	$27,577
6/21	$25,546	$23,401	$29,307
7/21	$26,025	$23,956	$30,273
8/21	$26,820	$24,685	$31,404
9/21	$25,159	$23,537	$29,646
10/21	$26,682	$25,186	$32,213
11/21	$26,406	$25,011	$32,410
12/21	$27,100	$26,132	$33,096
1/22	$24,848	$24,780	$30,255
2/22	$23,575	$24,038	$28,970
3/22	$23,918	$24,931	$30,103
4/22	$21,151	$22,757	$26,468
5/22	$20,851	$22,798	$25,853
6/22	$19,170	$20,916	$23,805
7/22	$21,280	$22,845	$26,662
8/22	$20,150	$21,913	$25,420
9/22	$18,248	$19,895	$22,949
10/22	$19,485	$21,506	$24,290
11/22	$20,479	$22,708	$25,397
12/22	$19,018	$21,399	$23,453
1/23	$20,531	$22,744	$25,407
2/23	$19,820	$22,189	$25,106
3/23	$21,326	$23,004	$26,822
4/23	$21,621	$23,363	$27,086
5/23	$22,453	$23,464	$28,321
6/23	$23,883	$25,015	$30,258
7/23	$24,768	$25,818	$31,277
8/23	$24,548	$25,407	$30,996
9/23	$23,096	$24,196	$29,310
10/23	$22,786	$23,687	$28,893
11/23	$25,244	$25,850	$32,043
12/23	$26,252	$27,025	$33,462
1/24	$27,234	$27,479	$34,296
2/24	$29,132	$28,946	$36,636
3/24	$29,548	$29,878	$37,281
4/24	$28,224	$28,657	$35,700
5/24	$30,114	$30,078	$37,837
6/24	$32,261	$31,157	$40,388
7/24	$31,662	$31,537	$39,701
8/24	$32,386	$32,302	$40,528
9/24	$32,927	$32,992	$41,677
10/24	$32,769	$32,692	$41,539
11/24	$34,617	$34,611	$44,233
12/24	$34,679	$33,786	$44,623
1/25	$35,375	$34,727	$45,506
2/25	$34,294	$34,274	$43,871
3/25	$31,498	$32,343	$40,175
4/25	$32,052	$32,124	$40,887
5/25	$34,741	$34,146	$44,505
6/25	$36,698	$35,882	$47,342
7/25	$37,921	$36,687	$49,129
8/25	$37,814	$37,431	$49,679
9/25	$39,065	$38,797	$52,318
10/25	$40,449	$39,706	$54,218
11/25	$39,994	$39,803	$53,236
12/25	$39,643	$39,827	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	14.32%	11.77%	14.75%
S&P 500® Index	17.88%	14.42%	14.81%
Russell 1000® Growth Index	18.56%	15.31%	18.11%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 445,005,370
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,800,086
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$445,005,370
# of Portfolio Holdings	49
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,800,086

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Real Estate	0.9%
Consumer Staples	3.8%
Financials	5.6%
Industrials	6.7%
Health Care	7.5%
Consumer Discretionary	12.2%
Communication Services	13.3%
Information Technology	49.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	14.9%
Microsoft Corp.	9.8%
Apple, Inc.	7.7%
Amazon.com, Inc.	7.0%
Broadcom, Inc.	6.5%
Alphabet, Inc., Class A	4.8%
Meta Platforms, Inc., Class A	4.3%
Eli Lilly & Co.	3.5%
Visa, Inc., Class A	3.2%
Lam Research Corp.	2.6%
Total	64.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014226
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class A
Trading Symbol	EHSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares fell amid weaker-than-expected jobs markets

↓ Positioning in Alphabet, Inc. hurt results as the Fund was underweight toward period-end when the company announced strong earnings driven by Google Cloud growth and launch of Gemini 3

↓ An overweight position in The Clorox Co., hurt returns due to macroeconomic concerns impacting consumer and operational issues, including divestitures

↓ Among sectors, stock selections in industrials and health care, along with stock selections and an underweight position in consumer staples hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as artificial intelligence growth drove strong demand for the company’s high-bandwidth memory chips

↑ An out-of-index position in Prudential Plc, aided returns as improving operational efficiencies and a focus on capital returns to shareholders boosted growth

↑ An overweight position in Huntington Ingalls Industries, Inc., helped returns as higher government spending from the One Big Beautiful Bill Act and growing order backlog lifted sentiment

↑ Among sectors, stock selections in financials, information technology and energy contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index
12/15	$10,000	$10,000	$10,000
1/16	$9,027	$9,436	$9,483
2/16	$8,919	$9,433	$9,481
3/16	$9,448	$10,097	$10,164
4/16	$9,516	$10,159	$10,377
5/16	$9,624	$10,341	$10,539
6/16	$9,618	$10,362	$10,630
7/16	$9,870	$10,774	$10,938
8/16	$9,881	$10,801	$11,023
9/16	$9,790	$10,818	$11,000
10/16	$9,607	$10,584	$10,829
11/16	$10,037	$11,058	$11,448
12/16	$10,381	$11,274	$11,734
1/17	$10,445	$11,486	$11,818
2/17	$10,784	$11,913	$12,242
3/17	$10,657	$11,921	$12,118
4/17	$10,652	$12,047	$12,095
5/17	$10,617	$12,171	$12,083
6/17	$10,808	$12,280	$12,281
7/17	$10,883	$12,512	$12,444
8/17	$10,761	$12,536	$12,299
9/17	$11,168	$12,842	$12,663
10/17	$11,267	$13,122	$12,755
11/17	$11,674	$13,521	$13,146
12/17	$11,918	$13,656	$13,337
1/18	$12,346	$14,375	$13,853
2/18	$11,772	$13,846	$13,192
3/18	$11,648	$13,568	$12,960
4/18	$11,832	$13,619	$13,002
5/18	$11,838	$14,004	$13,080
6/18	$11,935	$14,095	$13,112
7/18	$12,550	$14,563	$13,631
8/18	$12,808	$15,074	$13,832
9/18	$12,864	$15,099	$13,860
10/18	$12,044	$13,988	$13,142
11/18	$12,293	$14,268	$13,534
12/18	$11,104	$12,940	$12,235
1/19	$11,966	$14,051	$13,187
2/19	$12,396	$14,545	$13,608
3/19	$12,511	$14,757	$13,695
4/19	$13,213	$15,346	$14,181
5/19	$12,356	$14,353	$13,269
6/19	$13,235	$15,361	$14,221
7/19	$13,417	$15,590	$14,339
8/19	$13,079	$15,272	$13,918
9/19	$13,417	$15,540	$14,414
10/19	$13,546	$15,875	$14,616
11/19	$14,049	$16,478	$15,068
12/19	$14,412	$16,954	$15,482
1/20	$14,158	$16,935	$15,149
2/20	$12,736	$15,549	$13,682
3/20	$10,595	$13,410	$11,344
4/20	$11,801	$15,187	$12,619
5/20	$12,201	$15,999	$13,051
6/20	$12,074	$16,364	$12,965
7/20	$12,592	$17,294	$13,477
8/20	$13,083	$18,546	$14,035
9/20	$12,734	$17,871	$13,690
10/20	$12,622	$17,485	$13,510
11/20	$14,266	$19,613	$15,327
12/20	$14,741	$20,495	$15,915
1/21	$14,531	$20,404	$15,769
2/21	$15,464	$21,042	$16,722
3/21	$16,357	$21,796	$17,706
4/21	$17,018	$22,919	$18,414
5/21	$17,314	$23,024	$18,844
6/21	$17,102	$23,592	$18,628
7/21	$17,194	$23,991	$18,777
8/21	$17,476	$24,675	$19,150
9/21	$16,897	$23,568	$18,483
10/21	$17,837	$25,161	$19,422
11/21	$17,109	$24,778	$18,737
12/21	$18,322	$25,754	$19,919
1/22	$18,254	$24,239	$19,455
2/22	$18,285	$23,628	$19,229
3/22	$18,717	$24,395	$19,772
4/22	$17,634	$22,206	$18,657
5/22	$18,013	$22,176	$19,020
6/22	$16,614	$20,321	$17,358
7/22	$17,653	$22,227	$18,509
8/22	$17,221	$21,397	$17,957
9/22	$15,979	$19,413	$16,383
10/22	$17,744	$21,005	$18,063
11/22	$18,642	$22,102	$19,191
12/22	$17,813	$20,808	$18,418
1/23	$18,592	$22,241	$19,372
2/23	$17,994	$21,721	$18,689
3/23	$17,585	$22,302	$18,603
4/23	$17,996	$22,539	$18,883
5/23	$17,325	$22,627	$18,155
6/23	$18,241	$24,172	$19,361
7/23	$18,961	$25,039	$20,042
8/23	$18,384	$24,555	$19,501
9/23	$17,676	$23,386	$18,748
10/23	$16,930	$22,766	$18,087
11/23	$18,065	$24,888	$19,451
12/23	$19,223	$26,209	$20,529
1/24	$18,907	$26,499	$20,550
2/24	$19,751	$27,933	$21,308
3/24	$20,733	$28,835	$22,373
4/24	$20,294	$27,566	$21,418
5/24	$20,838	$28,868	$22,097
6/24	$20,543	$29,762	$21,889
7/24	$21,285	$30,315	$23,008
8/24	$21,514	$30,975	$23,625
9/24	$21,869	$31,616	$23,953
10/24	$21,566	$31,384	$23,689
11/24	$22,973	$33,471	$25,202
12/24	$21,432	$32,448	$23,478
1/25	$22,302	$33,473	$24,565
2/25	$22,184	$32,831	$24,665
3/25	$21,672	$30,916	$23,980
4/25	$20,707	$30,709	$23,249
5/25	$21,715	$32,655	$24,065
6/25	$22,372	$34,314	$24,888
7/25	$22,389	$35,070	$25,031
8/25	$22,754	$35,881	$25,829
9/25	$23,059	$37,120	$26,215
10/25	$23,314	$37,915	$26,330
11/25	$23,672	$38,019	$27,030
12/25	$24,035	$38,012	$27,213

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	12.12%	10.26%	9.74%
Class A with 5.25% Maximum Sales Charge	6.21%	9.08%	9.16%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 1000® Value Index	15.91%	11.32%	10.52%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,383,965,323
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,747,600
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,383,965,323
# of Portfolio Holdings	64
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$8,747,600

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Real Estate	1.4%
Consumer Staples	5.0%
Utilities	5.2%
Energy	5.9%
Materials	6.1%
Communication Services	7.0%
Consumer Discretionary	9.6%
Health Care	11.6%
Information Technology	11.8%
Industrials	12.3%
Financials	23.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	3.8%
Bank of America Corp.	3.6%
Exxon Mobil Corp.	3.2%
Charles Schwab Corp.	2.8%
Micron Technology, Inc.	2.7%
Abbott Laboratories	2.6%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.5%
Cisco Systems, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Total	28.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014228
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class C
Trading Symbol	ECSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.77%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares fell amid weaker-than-expected jobs markets

↓ Positioning in Alphabet, Inc. hurt results as the Fund was underweight toward period-end when the company announced strong earnings driven by Google Cloud growth and launch of Gemini 3

↓ An overweight position in The Clorox Co., hurt returns due to macroeconomic concerns impacting consumer and operational issues, including divestitures

↓ Among sectors, stock selections in industrials and health care, along with stock selections and an underweight position in consumer staples hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as artificial intelligence growth drove strong demand for the company’s high-bandwidth memory chips

↑ An out-of-index position in Prudential Plc, aided returns as improving operational efficiencies and a focus on capital returns to shareholders boosted growth

↑ An overweight position in Huntington Ingalls Industries, Inc., helped returns as higher government spending from the One Big Beautiful Bill Act and growing order backlog lifted sentiment

↑ Among sectors, stock selections in financials, information technology and energy contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 1000® Value Index
12/15	$10,000	$10,000	$10,000
1/16	$9,515	$9,436	$9,483
2/16	$9,401	$9,433	$9,481
3/16	$9,954	$10,097	$10,164
4/16	$10,014	$10,159	$10,377
5/16	$10,122	$10,341	$10,539
6/16	$10,109	$10,362	$10,630
7/16	$10,373	$10,774	$10,938
8/16	$10,373	$10,801	$11,023
9/16	$10,269	$10,818	$11,000
10/16	$10,077	$10,584	$10,829
11/16	$10,522	$11,058	$11,448
12/16	$10,874	$11,274	$11,734
1/17	$10,934	$11,486	$11,818
2/17	$11,284	$11,913	$12,242
3/17	$11,144	$11,921	$12,118
4/17	$11,131	$12,047	$12,095
5/17	$11,089	$12,171	$12,083
6/17	$11,277	$12,280	$12,281
7/17	$11,349	$12,512	$12,444
8/17	$11,216	$12,536	$12,299
9/17	$11,635	$12,842	$12,663
10/17	$11,726	$13,122	$12,755
11/17	$12,149	$13,521	$13,146
12/17	$12,392	$13,656	$13,337
1/18	$12,830	$14,375	$13,853
2/18	$12,227	$13,846	$13,192
3/18	$12,084	$13,568	$12,960
4/18	$12,268	$13,619	$13,002
5/18	$12,275	$14,004	$13,080
6/18	$12,358	$14,095	$13,112
7/18	$12,994	$14,563	$13,631
8/18	$13,254	$15,074	$13,832
9/18	$13,300	$15,099	$13,860
10/18	$12,441	$13,988	$13,142
11/18	$12,697	$14,268	$13,534
12/18	$11,460	$12,940	$12,235
1/19	$12,340	$14,051	$13,187
2/19	$12,778	$14,545	$13,608
3/19	$12,889	$14,757	$13,695
4/19	$13,603	$15,346	$14,181
5/19	$12,715	$14,353	$13,269
6/19	$13,603	$15,361	$14,221
7/19	$13,784	$15,590	$14,339
8/19	$13,430	$15,272	$13,918
9/19	$13,774	$15,540	$14,414
10/19	$13,892	$15,875	$14,616
11/19	$14,393	$16,478	$15,068
12/19	$14,762	$16,954	$15,482
1/20	$14,496	$16,935	$15,149
2/20	$13,030	$15,549	$13,682
3/20	$10,834	$13,410	$11,344
4/20	$12,056	$15,187	$12,619
5/20	$12,456	$15,999	$13,051
6/20	$12,323	$16,364	$12,965
7/20	$12,843	$17,294	$13,477
8/20	$13,336	$18,546	$14,035
9/20	$12,973	$17,871	$13,690
10/20	$12,845	$17,485	$13,510
11/20	$14,512	$19,613	$15,327
12/20	$14,986	$20,495	$15,915
1/21	$14,759	$20,404	$15,769
2/21	$15,704	$21,042	$16,722
3/21	$16,598	$21,796	$17,706
4/21	$17,259	$22,919	$18,414
5/21	$17,550	$23,024	$18,844
6/21	$17,319	$23,592	$18,628
7/21	$17,405	$23,991	$18,777
8/21	$17,675	$24,675	$19,150
9/21	$17,085	$23,568	$18,483
10/21	$18,018	$25,161	$19,422
11/21	$17,278	$24,778	$18,737
12/21	$18,492	$25,754	$19,919
1/22	$18,408	$24,239	$19,455
2/22	$18,431	$23,628	$19,229
3/22	$18,845	$24,395	$19,772
4/22	$17,745	$22,206	$18,657
5/22	$18,117	$22,176	$19,020
6/22	$16,704	$20,321	$17,358
7/22	$17,736	$22,227	$18,509
8/22	$17,288	$21,397	$17,957
9/22	$16,031	$19,413	$16,383
10/22	$17,793	$21,005	$18,063
11/22	$18,674	$22,102	$19,191
12/22	$17,839	$20,808	$18,418
1/23	$18,607	$22,241	$19,372
2/23	$17,995	$21,721	$18,689
3/23	$17,584	$22,302	$18,603
4/23	$17,976	$22,539	$18,883
5/23	$17,294	$22,627	$18,155
6/23	$18,200	$24,172	$19,361
7/23	$18,899	$25,039	$20,042
8/23	$18,318	$24,555	$19,501
9/23	$17,597	$23,386	$18,748
10/23	$16,851	$22,766	$18,087
11/23	$17,966	$24,888	$19,451
12/23	$19,107	$26,209	$20,529
1/24	$18,778	$26,499	$20,550
2/24	$19,604	$27,933	$21,308
3/24	$20,566	$28,835	$22,373
4/24	$20,125	$27,566	$21,418
5/24	$20,646	$28,868	$22,097
6/24	$20,340	$29,762	$21,889
7/24	$21,062	$30,315	$23,008
8/24	$21,279	$30,975	$23,625
9/24	$21,610	$31,616	$23,953
10/24	$21,305	$31,384	$23,689
11/24	$22,670	$33,471	$25,202
12/24	$21,148	$32,448	$23,478
1/25	$21,984	$33,473	$24,565
2/25	$21,852	$32,831	$24,665
3/25	$21,341	$30,916	$23,980
4/25	$20,381	$30,709	$23,249
5/25	$21,350	$32,655	$24,065
6/25	$21,984	$34,314	$24,888
7/25	$21,984	$35,070	$25,031
8/25	$22,332	$35,881	$25,829
9/25	$22,614	$37,120	$26,215
10/25	$22,854	$37,915	$26,330
11/25	$23,194	$38,019	$27,030
12/25	$23,523	$38,012	$27,213

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	11.23%	9.43%	8.92%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	10.23%	9.43%	8.92%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 1000® Value Index	15.91%	11.32%	10.52%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,383,965,323
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,747,600
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,383,965,323
# of Portfolio Holdings	64
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$8,747,600

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Real Estate	1.4%
Consumer Staples	5.0%
Utilities	5.2%
Energy	5.9%
Materials	6.1%
Communication Services	7.0%
Consumer Discretionary	9.6%
Health Care	11.6%
Information Technology	11.8%
Industrials	12.3%
Financials	23.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	3.8%
Bank of America Corp.	3.6%
Exxon Mobil Corp.	3.2%
Charles Schwab Corp.	2.8%
Micron Technology, Inc.	2.7%
Abbott Laboratories	2.6%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.5%
Cisco Systems, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Total	28.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014230
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class I
Trading Symbol	EILVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares fell amid weaker-than-expected jobs markets

↓ Positioning in Alphabet, Inc. hurt results as the Fund was underweight toward period-end when the company announced strong earnings driven by Google Cloud growth and launch of Gemini 3

↓ An overweight position in The Clorox Co., hurt returns due to macroeconomic concerns impacting consumer and operational issues, including divestitures

↓ Among sectors, stock selections in industrials and health care, along with stock selections and an underweight position in consumer staples hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as artificial intelligence growth drove strong demand for the company’s high-bandwidth memory chips

↑ An out-of-index position in Prudential Plc, aided returns as improving operational efficiencies and a focus on capital returns to shareholders boosted growth

↑ An overweight position in Huntington Ingalls Industries, Inc., helped returns as higher government spending from the One Big Beautiful Bill Act and growing order backlog lifted sentiment

↑ Among sectors, stock selections in financials, information technology and energy contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 1000® Value Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$952,836	$943,575	$948,328
2/16	$941,493	$943,271	$948,088
3/16	$997,680	$1,009,683	$1,016,384
4/16	$1,004,875	$1,015,940	$1,037,734
5/16	$1,016,866	$1,034,116	$1,053,852
6/16	$1,016,292	$1,036,242	$1,062,965
7/16	$1,043,385	$1,077,368	$1,093,829
8/16	$1,044,589	$1,080,116	$1,102,263
9/16	$1,035,072	$1,081,814	$1,099,966
10/16	$1,015,725	$1,058,408	$1,082,942
11/16	$1,061,675	$1,105,774	$1,144,793
12/16	$1,098,052	$1,127,351	$1,173,405
1/17	$1,105,336	$1,148,570	$1,181,764
2/17	$1,141,756	$1,191,287	$1,224,229
3/17	$1,127,819	$1,192,098	$1,211,758
4/17	$1,127,819	$1,204,734	$1,209,484
5/17	$1,124,773	$1,217,063	$1,208,299
6/17	$1,144,997	$1,228,046	$1,228,051
7/17	$1,152,948	$1,251,201	$1,244,373
8/17	$1,140,715	$1,253,612	$1,229,878
9/17	$1,183,720	$1,284,185	$1,266,304
10/17	$1,194,158	$1,312,208	$1,275,498
11/17	$1,238,363	$1,352,054	$1,314,556
12/17	$1,263,823	$1,365,567	$1,333,745
1/18	$1,310,273	$1,437,547	$1,385,310
2/18	$1,248,985	$1,384,560	$1,319,160
3/18	$1,236,044	$1,356,766	$1,295,954
4/18	$1,255,468	$1,361,923	$1,300,232
5/18	$1,257,411	$1,400,370	$1,307,951
6/18	$1,267,223	$1,409,528	$1,311,190
7/18	$1,332,859	$1,456,305	$1,363,086
8/18	$1,360,827	$1,507,447	$1,383,233
9/18	$1,366,944	$1,509,942	$1,385,976
10/18	$1,280,195	$1,398,761	$1,314,209
11/18	$1,307,140	$1,426,776	$1,353,445
12/18	$1,180,814	$1,293,987	$1,223,480
1/19	$1,272,742	$1,405,055	$1,318,709
2/19	$1,318,350	$1,454,470	$1,360,844
3/19	$1,331,296	$1,475,708	$1,369,496
4/19	$1,406,409	$1,534,635	$1,418,073
5/19	$1,315,558	$1,435,326	$1,326,895
6/19	$1,408,823	$1,536,139	$1,422,146
7/19	$1,428,210	$1,558,974	$1,433,934
8/19	$1,393,026	$1,527,193	$1,391,769
9/19	$1,429,799	$1,553,997	$1,441,424
10/19	$1,443,491	$1,587,450	$1,461,572
11/19	$1,496,820	$1,647,792	$1,506,758
12/19	$1,536,349	$1,695,370	$1,548,208
1/20	$1,510,099	$1,693,518	$1,514,901
2/20	$1,358,433	$1,554,864	$1,368,188
3/20	$1,130,442	$1,341,042	$1,134,373
4/20	$1,258,569	$1,518,650	$1,261,901
5/20	$1,301,766	$1,599,865	$1,305,144
6/20	$1,288,968	$1,636,441	$1,296,481
7/20	$1,344,084	$1,729,364	$1,347,735
8/20	$1,397,028	$1,854,647	$1,403,464
9/20	$1,360,774	$1,787,117	$1,368,991
10/20	$1,348,133	$1,748,545	$1,350,998
11/20	$1,524,364	$1,961,261	$1,532,727
12/20	$1,575,100	$2,049,495	$1,591,491
1/21	$1,553,442	$2,040,379	$1,576,915
2/21	$1,653,519	$2,104,155	$1,672,213
3/21	$1,749,500	$2,179,574	$1,770,613
4/21	$1,820,679	$2,291,930	$1,841,422
5/21	$1,852,896	$2,302,392	$1,884,409
6/21	$1,829,971	$2,359,167	$1,862,829
7/21	$1,840,493	$2,399,062	$1,877,718
8/21	$1,871,305	$2,467,478	$1,914,955
9/21	$1,809,208	$2,356,767	$1,848,300
10/21	$1,910,222	$2,516,142	$1,942,152
11/21	$1,832,577	$2,477,843	$1,873,710
12/21	$1,963,183	$2,575,418	$1,991,916
1/22	$1,956,741	$2,423,890	$1,945,516
2/22	$1,959,962	$2,362,834	$1,922,940
3/22	$2,006,503	$2,439,475	$1,977,223
4/22	$1,890,184	$2,220,551	$1,865,700
5/22	$1,932,188	$2,217,574	$1,901,968
6/22	$1,782,485	$2,032,055	$1,735,790
7/22	$1,894,295	$2,222,698	$1,850,894
8/22	$1,848,113	$2,139,748	$1,795,746
9/22	$1,714,980	$1,941,331	$1,638,282
10/22	$1,905,172	$2,100,532	$1,806,256
11/22	$2,001,081	$2,210,172	$1,919,132
12/22	$1,912,894	$2,080,759	$1,841,768
1/23	$1,997,855	$2,224,067	$1,937,209
2/23	$1,933,083	$2,172,084	$1,868,905
3/23	$1,890,568	$2,230,164	$1,860,298
4/23	$1,934,456	$2,253,925	$1,888,327
5/23	$1,862,716	$2,262,694	$1,815,499
6/23	$1,961,971	$2,417,203	$1,936,097
7/23	$2,039,028	$2,503,852	$2,004,180
8/23	$1,977,213	$2,455,518	$1,950,074
9/23	$1,901,877	$2,338,552	$1,874,822
10/23	$1,822,030	$2,276,560	$1,808,674
11/23	$1,945,198	$2,488,845	$1,945,138
12/23	$2,069,667	$2,620,858	$2,052,884
1/24	$2,035,767	$2,649,904	$2,055,010
2/24	$2,127,906	$2,793,345	$2,130,819
3/24	$2,233,517	$2,883,451	$2,237,348
4/24	$2,187,331	$2,756,574	$2,141,779
5/24	$2,245,718	$2,886,814	$2,209,673
6/24	$2,214,589	$2,976,182	$2,188,888
7/24	$2,295,088	$3,031,507	$2,300,788
8/24	$2,320,463	$3,097,499	$2,362,506
9/24	$2,358,274	$3,161,573	$2,395,298
10/24	$2,327,556	$3,138,356	$2,368,935
11/24	$2,478,513	$3,347,132	$2,520,213
12/24	$2,313,736	$3,244,826	$2,347,849
1/25	$2,408,063	$3,347,260	$2,456,519
2/25	$2,395,365	$3,283,113	$2,466,494
3/25	$2,341,078	$3,091,607	$2,397,994
4/25	$2,237,354	$3,070,866	$2,324,906
5/25	$2,345,628	$3,265,516	$2,406,545
6/25	$2,417,715	$3,431,413	$2,488,808
7/25	$2,419,541	$3,506,982	$2,503,098
8/25	$2,460,628	$3,588,140	$2,582,874
9/25	$2,493,134	$3,711,972	$2,621,456
10/25	$2,521,507	$3,791,527	$2,633,030
11/25	$2,560,862	$3,801,940	$2,702,973
12/25	$2,599,975	$3,801,166	$2,721,305

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	12.37%	10.54%	10.02%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 1000® Value Index	15.91%	11.32%	10.52%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,383,965,323
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,747,600
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,383,965,323
# of Portfolio Holdings	64
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$8,747,600

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Real Estate	1.4%
Consumer Staples	5.0%
Utilities	5.2%
Energy	5.9%
Materials	6.1%
Communication Services	7.0%
Consumer Discretionary	9.6%
Health Care	11.6%
Information Technology	11.8%
Industrials	12.3%
Financials	23.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	3.8%
Bank of America Corp.	3.6%
Exxon Mobil Corp.	3.2%
Charles Schwab Corp.	2.8%
Micron Technology, Inc.	2.7%
Abbott Laboratories	2.6%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.5%
Cisco Systems, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Total	28.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014229
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class R
Trading Symbol	ERSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$135	1.27%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares fell amid weaker-than-expected jobs markets

↓ Positioning in Alphabet, Inc. hurt results as the Fund was underweight toward period-end when the company announced strong earnings driven by Google Cloud growth and launch of Gemini 3

↓ An overweight position in The Clorox Co., hurt returns due to macroeconomic concerns impacting consumer and operational issues, including divestitures

↓ Among sectors, stock selections in industrials and health care, along with stock selections and an underweight position in consumer staples hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as artificial intelligence growth drove strong demand for the company’s high-bandwidth memory chips

↑ An out-of-index position in Prudential Plc, aided returns as improving operational efficiencies and a focus on capital returns to shareholders boosted growth

↑ An overweight position in Huntington Ingalls Industries, Inc., helped returns as higher government spending from the One Big Beautiful Bill Act and growing order backlog lifted sentiment

↑ Among sectors, stock selections in financials, information technology and energy contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Russell 3000® Index	Russell 1000® Value Index
12/15	$10,000	$10,000	$10,000
1/16	$9,520	$9,436	$9,483
2/16	$9,405	$9,433	$9,481
3/16	$9,965	$10,097	$10,164
4/16	$10,032	$10,159	$10,377
5/16	$10,146	$10,341	$10,539
6/16	$10,134	$10,362	$10,630
7/16	$10,406	$10,774	$10,938
8/16	$10,412	$10,801	$11,023
9/16	$10,309	$10,818	$11,000
10/16	$10,115	$10,584	$10,829
11/16	$10,569	$11,058	$11,448
12/16	$10,926	$11,274	$11,734
1/17	$10,993	$11,486	$11,818
2/17	$11,351	$11,913	$12,242
3/17	$11,211	$11,921	$12,118
4/17	$11,205	$12,047	$12,095
5/17	$11,162	$12,171	$12,083
6/17	$11,362	$12,280	$12,281
7/17	$11,435	$12,512	$12,444
8/17	$11,313	$12,536	$12,299
9/17	$11,734	$12,842	$12,663
10/17	$11,832	$13,122	$12,755
11/17	$12,260	$13,521	$13,146
12/17	$12,510	$13,656	$13,337
1/18	$12,960	$14,375	$13,853
2/18	$12,356	$13,846	$13,192
3/18	$12,218	$13,568	$12,960
4/18	$12,412	$13,619	$13,002
5/18	$12,418	$14,004	$13,080
6/18	$12,512	$14,095	$13,112
7/18	$13,158	$14,563	$13,631
8/18	$13,430	$15,074	$13,832
9/18	$13,480	$15,099	$13,860
10/18	$12,619	$13,988	$13,142
11/18	$12,880	$14,268	$13,534
12/18	$11,630	$12,940	$12,235
1/19	$12,535	$14,051	$13,187
2/19	$12,973	$14,545	$13,608
3/19	$13,099	$14,757	$13,695
4/19	$13,829	$15,346	$14,181
5/19	$12,929	$14,353	$13,269
6/19	$13,842	$15,361	$14,221
7/19	$14,027	$15,590	$14,339
8/19	$13,679	$15,272	$13,918
9/19	$14,032	$15,540	$14,414
10/19	$14,160	$15,875	$14,616
11/19	$14,680	$16,478	$15,068
12/19	$15,058	$16,954	$15,482
1/20	$14,791	$16,935	$15,149
2/20	$13,301	$15,549	$13,682
3/20	$11,064	$13,410	$11,344
4/20	$12,320	$15,187	$12,619
5/20	$12,731	$15,999	$13,051
6/20	$12,598	$16,364	$12,965
7/20	$13,141	$17,294	$13,477
8/20	$13,648	$18,546	$14,035
9/20	$13,281	$17,871	$13,690
10/20	$13,157	$17,485	$13,510
11/20	$14,876	$19,613	$15,327
12/20	$15,363	$20,495	$15,915
1/21	$15,136	$20,404	$15,769
2/21	$16,112	$21,042	$16,722
3/21	$17,035	$21,796	$17,706
4/21	$17,726	$22,919	$18,414
5/21	$18,028	$23,024	$18,844
6/21	$17,795	$23,592	$18,628
7/21	$17,891	$23,991	$18,777
8/21	$18,185	$24,675	$19,150
9/21	$17,576	$23,568	$18,483
10/21	$18,550	$25,161	$19,422
11/21	$17,790	$24,778	$18,737
12/21	$19,052	$25,754	$19,919
1/22	$18,973	$24,239	$19,455
2/22	$19,004	$23,628	$19,229
3/22	$19,443	$24,395	$19,772
4/22	$18,315	$22,206	$18,657
5/22	$18,709	$22,176	$19,020
6/22	$17,248	$20,321	$17,358
7/22	$18,323	$22,227	$18,509
8/22	$17,872	$21,397	$17,957
9/22	$16,577	$19,413	$16,383
10/22	$18,406	$21,005	$18,063
11/22	$19,333	$22,102	$19,191
12/22	$18,472	$20,808	$18,418
1/23	$19,275	$22,241	$19,372
2/23	$18,653	$21,721	$18,689
3/23	$18,231	$22,302	$18,603
4/23	$18,642	$22,539	$18,883
5/23	$17,944	$22,627	$18,155
6/23	$18,894	$24,172	$19,361
7/23	$19,633	$25,039	$20,042
8/23	$19,033	$24,555	$19,501
9/23	$18,294	$23,386	$18,748
10/23	$17,520	$22,766	$18,087
11/23	$18,690	$24,888	$19,451
12/23	$19,888	$26,209	$20,529
1/24	$19,551	$26,499	$20,550
2/24	$20,427	$27,933	$21,308
3/24	$21,433	$28,835	$22,373
4/24	$20,977	$27,566	$21,418
5/24	$21,534	$28,868	$22,097
6/24	$21,222	$29,762	$21,889
7/24	$21,983	$30,315	$23,008
8/24	$22,220	$30,975	$23,625
9/24	$22,574	$31,616	$23,953
10/24	$22,269	$31,384	$23,689
11/24	$23,709	$33,471	$25,202
12/24	$22,115	$32,448	$23,478
1/25	$23,007	$33,473	$24,565
2/25	$22,876	$32,831	$24,665
3/25	$22,349	$30,916	$23,980
4/25	$21,350	$30,709	$23,249
5/25	$22,375	$32,655	$24,065
6/25	$23,058	$34,314	$24,888
7/25	$23,067	$35,070	$25,031
8/25	$23,436	$35,881	$25,829
9/25	$23,745	$37,120	$26,215
10/25	$24,009	$37,915	$26,330
11/25	$24,369	$38,019	$27,030
12/25	$24,732	$38,012	$27,213

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	11.83%	9.98%	9.47%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 1000® Value Index	15.91%	11.32%	10.52%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,383,965,323
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,747,600
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,383,965,323
# of Portfolio Holdings	64
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$8,747,600

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Real Estate	1.4%
Consumer Staples	5.0%
Utilities	5.2%
Energy	5.9%
Materials	6.1%
Communication Services	7.0%
Consumer Discretionary	9.6%
Health Care	11.6%
Information Technology	11.8%
Industrials	12.3%
Financials	23.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	3.8%
Bank of America Corp.	3.6%
Exxon Mobil Corp.	3.2%
Charles Schwab Corp.	2.8%
Micron Technology, Inc.	2.7%
Abbott Laboratories	2.6%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.5%
Cisco Systems, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Total	28.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000142453
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	ERLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Robert Half, Inc. hurt returns as shares fell amid weaker-than-expected jobs markets

↓ Positioning in Alphabet, Inc. hurt results as the Fund was underweight toward period-end when the company announced strong earnings driven by Google Cloud growth and launch of Gemini 3

↓ An overweight position in The Clorox Co., hurt returns due to macroeconomic concerns impacting consumer and operational issues, including divestitures

↓ Among sectors, stock selections in industrials and health care, along with stock selections and an underweight position in consumer staples hurt returns

↑ An overweight position in Micron Technology, Inc. helped returns as artificial intelligence growth drove strong demand for the company’s high-bandwidth memory chips

↑ An out-of-index position in Prudential Plc, aided returns as improving operational efficiencies and a focus on capital returns to shareholders boosted growth

↑ An overweight position in Huntington Ingalls Industries, Inc., helped returns as higher government spending from the One Big Beautiful Bill Act and growing order backlog lifted sentiment

↑ Among sectors, stock selections in financials, information technology and energy contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Russell 3000® Index	Russell 1000® Value Index
12/15	$5,000,000	$5,000,000	$5,000,000
1/16	$4,764,320	$4,717,874	$4,741,637
2/16	$4,707,637	$4,716,354	$4,740,440
3/16	$4,989,600	$5,048,414	$5,081,918
4/16	$5,025,561	$5,079,702	$5,188,671
5/16	$5,085,497	$5,170,580	$5,269,262
6/16	$5,083,849	$5,181,212	$5,314,827
7/16	$5,219,298	$5,386,838	$5,469,146
8/16	$5,225,318	$5,400,579	$5,511,315
9/16	$5,178,954	$5,409,069	$5,499,828
10/16	$5,085,231	$5,292,040	$5,414,709
11/16	$5,315,004	$5,528,870	$5,723,967
12/16	$5,495,246	$5,636,756	$5,867,023
1/17	$5,534,715	$5,742,851	$5,908,820
2/17	$5,713,842	$5,956,436	$6,121,147
3/17	$5,648,360	$5,960,489	$6,058,792
4/17	$5,645,312	$6,023,668	$6,047,422
5/17	$5,630,071	$6,085,315	$6,041,494
6/17	$5,732,436	$6,140,231	$6,140,257
7/17	$5,772,224	$6,256,005	$6,221,864
8/17	$5,714,073	$6,268,059	$6,149,389
9/17	$5,930,818	$6,420,923	$6,331,520
10/17	$5,983,059	$6,561,041	$6,377,491
11/17	$6,201,239	$6,760,268	$6,572,779
12/17	$6,333,264	$6,827,836	$6,668,724
1/18	$6,562,566	$7,187,736	$6,926,548
2/18	$6,258,983	$6,922,798	$6,595,798
3/18	$6,192,154	$6,783,829	$6,479,771
4/18	$6,292,655	$6,809,613	$6,501,162
5/18	$6,299,139	$7,001,850	$6,539,754
6/18	$6,349,694	$7,047,642	$6,555,951
7/18	$6,681,661	$7,281,523	$6,815,431
8/18	$6,821,755	$7,537,235	$6,916,166
9/18	$6,850,223	$7,549,711	$6,929,882
10/18	$6,415,706	$6,993,805	$6,571,044
11/18	$6,550,670	$7,133,882	$6,767,223
12/18	$5,919,200	$6,469,935	$6,117,400
1/19	$6,379,741	$7,025,276	$6,593,544
2/19	$6,608,227	$7,272,349	$6,804,218
3/19	$6,677,390	$7,378,538	$6,847,478
4/19	$7,050,149	$7,673,177	$7,090,366
5/19	$6,594,954	$7,176,632	$6,634,476
6/19	$7,063,523	$7,680,695	$7,110,729
7/19	$7,164,276	$7,794,868	$7,169,669
8/19	$6,987,958	$7,635,967	$6,958,844
9/19	$7,169,929	$7,769,985	$7,207,119
10/19	$7,242,170	$7,937,249	$7,307,859
11/19	$7,509,462	$8,238,958	$7,533,791
12/19	$7,705,234	$8,476,848	$7,741,040
1/20	$7,573,646	$8,467,589	$7,574,504
2/20	$6,813,357	$7,774,319	$6,840,942
3/20	$5,671,490	$6,705,212	$5,671,863
4/20	$6,317,562	$7,593,252	$6,309,504
5/20	$6,530,472	$7,999,327	$6,525,720
6/20	$6,467,671	$8,182,206	$6,482,405
7/20	$6,747,753	$8,646,820	$6,738,677
8/20	$7,013,290	$9,273,233	$7,017,321
9/20	$6,828,972	$8,935,585	$6,844,953
10/20	$6,765,569	$8,742,727	$6,754,992
11/20	$7,653,223	$9,806,307	$7,663,633
12/20	$7,908,853	$10,247,474	$7,957,453
1/21	$7,796,458	$10,201,894	$7,884,577
2/21	$8,302,235	$10,520,777	$8,361,065
3/21	$8,781,153	$10,897,872	$8,853,064
4/21	$9,142,022	$11,459,648	$9,207,110
5/21	$9,303,662	$11,511,961	$9,422,044
6/21	$9,186,321	$11,795,834	$9,314,147
7/21	$9,239,116	$11,995,309	$9,388,589
8/21	$9,397,501	$12,337,388	$9,574,777
9/21	$9,087,231	$11,783,836	$9,241,499
10/21	$9,594,179	$12,580,712	$9,710,759
11/21	$9,204,510	$12,389,217	$9,368,551
12/21	$9,861,737	$12,877,088	$9,959,579
1/22	$9,829,404	$12,119,450	$9,727,581
2/22	$9,845,571	$11,814,169	$9,614,699
3/22	$10,080,517	$12,197,377	$9,886,113
4/22	$9,496,610	$11,102,756	$9,328,499
5/22	$9,707,465	$11,087,870	$9,509,842
6/22	$8,953,210	$10,160,274	$8,678,948
7/22	$9,514,565	$11,113,490	$9,254,472
8/22	$9,286,769	$10,698,742	$8,978,730
9/22	$8,619,607	$9,706,657	$8,191,412
10/22	$9,574,620	$10,502,661	$9,031,278
11/22	$10,060,289	$11,050,861	$9,595,658
12/22	$9,614,774	$10,403,795	$9,208,840
1/23	$10,037,216	$11,120,333	$9,686,045
2/23	$9,716,160	$10,860,420	$9,344,526
3/23	$9,499,918	$11,150,818	$9,301,492
4/23	$9,720,354	$11,269,623	$9,441,637
5/23	$9,364,266	$11,313,471	$9,077,493
6/23	$9,864,585	$12,086,016	$9,680,485
7/23	$10,251,682	$12,519,260	$10,020,898
8/23	$9,941,154	$12,277,592	$9,750,369
9/23	$9,564,139	$11,692,758	$9,374,108
10/23	$9,162,966	$11,382,799	$9,043,369
11/23	$9,777,529	$12,444,225	$9,725,691
12/23	$10,408,853	$13,104,290	$10,264,422
1/24	$10,238,502	$13,249,521	$10,275,050
2/24	$10,701,506	$13,966,725	$10,654,094
3/24	$11,234,541	$14,417,255	$11,186,742
4/24	$11,002,405	$13,782,871	$10,708,894
5/24	$11,295,861	$14,434,071	$11,048,366
6/24	$11,141,262	$14,880,912	$10,944,439
7/24	$11,545,919	$15,157,533	$11,503,938
8/24	$11,673,474	$15,487,493	$11,812,531
9/24	$11,864,605	$15,807,865	$11,976,488
10/24	$11,710,175	$15,691,779	$11,844,677
11/24	$12,473,499	$16,735,661	$12,601,063
12/24	$11,642,361	$16,224,131	$11,739,245
1/25	$12,116,628	$16,736,298	$12,282,596
2/25	$12,052,785	$16,415,564	$12,332,468
3/25	$11,776,465	$15,458,036	$11,989,968
4/25	$11,259,472	$15,354,329	$11,624,530
5/25	$11,808,491	$16,327,578	$12,032,727
6/25	$12,168,211	$17,157,066	$12,444,040
7/25	$12,177,394	$17,534,909	$12,515,492
8/25	$12,384,024	$17,940,700	$12,914,368
9/25	$12,553,408	$18,559,858	$13,107,278
10/25	$12,696,112	$18,957,634	$13,165,152
11/25	$12,894,057	$19,009,698	$13,514,864
12/25	$13,088,047	$19,005,828	$13,606,526

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R6	12.42%	10.59%	10.09%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 1000® Value Index	15.91%	11.32%	10.52%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,383,965,323
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,747,600
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,383,965,323
# of Portfolio Holdings	64
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$8,747,600

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Real Estate	1.4%
Consumer Staples	5.0%
Utilities	5.2%
Energy	5.9%
Materials	6.1%
Communication Services	7.0%
Consumer Discretionary	9.6%
Health Care	11.6%
Information Technology	11.8%
Industrials	12.3%
Financials	23.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Amazon.com, Inc.	3.8%
Bank of America Corp.	3.6%
Exxon Mobil Corp.	3.2%
Charles Schwab Corp.	2.8%
Micron Technology, Inc.	2.7%
Abbott Laboratories	2.6%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.5%
Cisco Systems, Inc.	2.5%
Alphabet, Inc., Class A	2.4%
Total	28.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014231
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class A
Trading Symbol	ETEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.21%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Security selections and underweight exposure to health care and security selections in financials detracted from performance relative to the Index

↓ Stock selection within information technology detracted from performance relative to the Index during the period

↓ An overweight position in CBIZ, Inc., hurt returns as its shares came under pressure on higher costs, leverage from a recent acquisition, and weaker pricing

↓ An overweight position in AptarGroup, Inc. hurt returns as management warning of headwinds in pharmaceuticals and European cough/cold markets distressed investors

↑ Sector allocations ― specifically underweight exposure to the energy and consumer staples sectors ― contributed to Index-relative performance

↑ An underweight exposure to the real estate sector contributed to returns relative to the Index during the period

↑ An overweight position in Woodward, Inc. aided returns as shares rose on earnings from government aerospace and defense spending. The stock was sold by period end

↑ An overweight position in ESCO Technologies Inc. benefitted from increased defense spending and growing naval offerings through strategic acquisitions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2000® Index
12/15	$10,000	$10,000	$10,000
1/16	$8,885	$9,436	$9,121
2/16	$8,924	$9,433	$9,120
3/16	$9,599	$10,097	$9,848
4/16	$9,592	$10,159	$10,003
5/16	$9,949	$10,341	$10,228
6/16	$9,818	$10,362	$10,222
7/16	$10,163	$10,774	$10,832
8/16	$10,291	$10,801	$11,023
9/16	$10,267	$10,818	$11,146
10/16	$10,123	$10,584	$10,616
11/16	$11,006	$11,058	$11,800
12/16	$11,305	$11,274	$12,131
1/17	$11,323	$11,486	$12,179
2/17	$11,616	$11,913	$12,414
3/17	$11,696	$11,921	$12,430
4/17	$11,714	$12,047	$12,566
5/17	$11,634	$12,171	$12,311
6/17	$11,927	$12,280	$12,736
7/17	$12,002	$12,512	$12,831
8/17	$11,865	$12,536	$12,668
9/17	$12,412	$12,842	$13,458
10/17	$12,540	$13,122	$13,573
11/17	$12,968	$13,521	$13,964
12/17	$12,991	$13,656	$13,908
1/18	$13,396	$14,375	$14,271
2/18	$12,951	$13,846	$13,718
3/18	$13,080	$13,568	$13,896
4/18	$13,139	$13,619	$14,016
5/18	$13,900	$14,004	$14,867
6/18	$14,008	$14,095	$14,973
7/18	$14,226	$14,563	$15,234
8/18	$14,779	$15,074	$15,891
9/18	$14,719	$15,099	$15,509
10/18	$13,317	$13,988	$13,824
11/18	$13,653	$14,268	$14,044
12/18	$12,236	$12,940	$12,376
1/19	$13,437	$14,051	$13,768
2/19	$14,198	$14,545	$14,484
3/19	$14,043	$14,757	$14,181
4/19	$14,672	$15,346	$14,662
5/19	$14,054	$14,353	$13,522
6/19	$15,046	$15,361	$14,478
7/19	$15,311	$15,590	$14,561
8/19	$14,886	$15,272	$13,842
9/19	$14,942	$15,540	$14,130
10/19	$14,954	$15,875	$14,502
11/19	$15,472	$16,478	$15,099
12/19	$15,605	$16,954	$15,535
1/20	$15,368	$16,935	$15,037
2/20	$14,150	$15,549	$13,771
3/20	$11,772	$13,410	$10,779
4/20	$12,943	$15,187	$12,259
5/20	$13,677	$15,999	$13,057
6/20	$13,771	$16,364	$13,519
7/20	$14,375	$17,294	$13,893
8/20	$14,892	$18,546	$14,676
9/20	$14,163	$17,871	$14,185
10/20	$14,546	$17,485	$14,483
11/20	$16,279	$19,613	$17,152
12/20	$17,591	$20,495	$18,636
1/21	$17,627	$20,404	$19,573
2/21	$18,717	$21,042	$20,793
3/21	$19,304	$21,796	$21,002
4/21	$19,962	$22,919	$21,443
5/21	$20,034	$23,024	$21,487
6/21	$19,998	$23,592	$21,904
7/21	$19,986	$23,991	$21,113
8/21	$20,286	$24,675	$21,585
9/21	$19,747	$23,568	$20,949
10/21	$20,753	$25,161	$21,840
11/21	$19,986	$24,778	$20,930
12/21	$21,318	$25,754	$21,397
1/22	$19,704	$24,239	$19,337
2/22	$20,360	$23,628	$19,544
3/22	$20,183	$24,395	$19,787
4/22	$18,843	$22,206	$17,826
5/22	$18,391	$22,176	$17,853
6/22	$17,366	$20,321	$16,385
7/22	$18,911	$22,227	$18,095
8/22	$17,831	$21,397	$17,725
9/22	$16,409	$19,413	$16,026
10/22	$18,241	$21,005	$17,790
11/22	$18,925	$22,102	$18,206
12/22	$18,006	$20,808	$17,024
1/23	$19,684	$22,241	$18,684
2/23	$19,712	$21,721	$18,368
3/23	$19,176	$22,302	$17,491
4/23	$19,064	$22,539	$17,176
5/23	$18,373	$22,627	$17,017
6/23	$19,585	$24,172	$18,401
7/23	$20,093	$25,039	$19,526
8/23	$19,346	$24,555	$18,549
9/23	$17,978	$23,386	$17,457
10/23	$16,906	$22,766	$16,267
11/23	$18,359	$24,888	$17,739
12/23	$20,037	$26,209	$19,906
1/24	$19,569	$26,499	$19,132
2/24	$20,648	$27,933	$20,214
3/24	$21,500	$28,835	$20,938
4/24	$20,137	$27,566	$19,464
5/24	$20,719	$28,868	$20,440
6/24	$20,477	$29,762	$20,251
7/24	$21,855	$30,315	$22,309
8/24	$22,167	$30,975	$21,976
9/24	$22,380	$31,616	$22,129
10/24	$21,826	$31,384	$21,810
11/24	$24,141	$33,471	$24,202
12/24	$22,428	$32,448	$22,203
1/25	$23,069	$33,473	$22,785
2/25	$22,486	$32,831	$21,567
3/25	$21,468	$30,916	$20,099
4/25	$20,740	$30,709	$19,634
5/25	$21,628	$32,655	$20,683
6/25	$21,890	$34,314	$21,807
7/25	$21,351	$35,070	$22,185
8/25	$22,414	$35,881	$23,770
9/25	$21,555	$37,120	$24,510
10/25	$21,002	$37,915	$24,953
11/25	$21,162	$38,019	$25,193
12/25	$21,034	$38,012	$25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(6.19)%	3.64%	8.30%
Class A with 5.25% Maximum Sales Charge	(11.09)%	2.54%	7.71%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 2000® Index	12.81%	6.09%	9.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 140,093,903
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 979,741
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$140,093,903
# of Portfolio Holdings	64
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$979,741

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Consumer Staples	1.6%
Utilities	2.2%
Real Estate	6.2%
Materials	6.2%
Information Technology	9.9%
Health Care	10.1%
Consumer Discretionary	15.1%
Financials	20.7%
Industrials	28.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

CSW Industrials, Inc.	3.6%
Donaldson Co., Inc.	3.0%
Community Financial System, Inc.	2.7%
Southstate Bank Corp.	2.7%
Wyndham Hotels & Resorts, Inc.	2.7%
Franklin Electric Co., Inc.	2.6%
Stifel Financial Corp.	2.6%
Dorman Products, Inc.	2.5%
Essential Properties Realty Trust, Inc.	2.4%
Aramark	2.3%
Total	27.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014233
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class C
Trading Symbol	ECSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.96%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Security selections and underweight exposure to health care and security selections in financials detracted from performance relative to the Index

↓ Stock selection within information technology detracted from performance relative to the Index during the period

↓ An overweight position in CBIZ, Inc., hurt returns as its shares came under pressure on higher costs, leverage from a recent acquisition, and weaker pricing

↓ An overweight position in AptarGroup, Inc. hurt returns as management warning of headwinds in pharmaceuticals and European cough/cold markets distressed investors

↑ Sector allocations ― specifically underweight exposure to the energy and consumer staples sectors ― contributed to Index-relative performance

↑ An underweight exposure to the real estate sector contributed to returns relative to the Index during the period

↑ An overweight position in Woodward, Inc. aided returns as shares rose on earnings from government aerospace and defense spending. The stock was sold by period end

↑ An overweight position in ESCO Technologies Inc. benefitted from increased defense spending and growing naval offerings through strategic acquisitions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 2000® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,382	$9,436	$9,121
2/16	$9,419	$9,433	$9,120
3/16	$10,120	$10,097	$9,848
4/16	$10,101	$10,159	$10,003
5/16	$10,479	$10,341	$10,228
6/16	$10,333	$10,362	$10,222
7/16	$10,687	$10,774	$10,832
8/16	$10,811	$10,801	$11,023
9/16	$10,783	$10,818	$11,146
10/16	$10,620	$10,584	$10,616
11/16	$11,539	$11,058	$11,800
12/16	$11,847	$11,274	$12,131
1/17	$11,858	$11,486	$12,179
2/17	$12,169	$11,913	$12,414
3/17	$12,233	$11,921	$12,430
4/17	$12,244	$12,047	$12,566
5/17	$12,158	$12,171	$12,311
6/17	$12,448	$12,280	$12,736
7/17	$12,528	$12,512	$12,831
8/17	$12,373	$12,536	$12,668
9/17	$12,938	$12,842	$13,458
10/17	$13,071	$13,122	$13,573
11/17	$13,502	$13,521	$13,964
12/17	$13,518	$13,656	$13,908
1/18	$13,932	$14,375	$14,271
2/18	$13,457	$13,846	$13,718
3/18	$13,579	$13,568	$13,896
4/18	$13,628	$13,619	$14,016
5/18	$14,419	$14,004	$14,867
6/18	$14,516	$14,095	$14,973
7/18	$14,735	$14,563	$15,234
8/18	$15,295	$15,074	$15,891
9/18	$15,234	$15,099	$15,509
10/18	$13,774	$13,988	$13,824
11/18	$14,102	$14,268	$14,044
12/18	$12,637	$12,940	$12,376
1/19	$13,872	$14,051	$13,768
2/19	$14,650	$14,545	$14,484
3/19	$14,483	$14,757	$14,181
4/19	$15,108	$15,346	$14,662
5/19	$14,470	$14,353	$13,522
6/19	$15,483	$15,361	$14,478
7/19	$15,747	$15,590	$14,561
8/19	$15,295	$15,272	$13,842
9/19	$15,352	$15,540	$14,130
10/19	$15,338	$15,875	$14,502
11/19	$15,880	$16,478	$15,099
12/19	$15,991	$16,954	$15,535
1/20	$15,733	$16,935	$15,037
2/20	$14,475	$15,549	$13,771
3/20	$12,035	$13,410	$10,779
4/20	$13,232	$15,187	$12,259
5/20	$13,975	$15,999	$13,057
6/20	$14,051	$16,364	$13,519
7/20	$14,672	$17,294	$13,893
8/20	$15,184	$18,546	$14,676
9/20	$14,431	$17,871	$14,185
10/20	$14,815	$17,485	$14,483
11/20	$16,565	$19,613	$17,152
12/20	$17,898	$20,495	$18,636
1/21	$17,914	$20,404	$19,573
2/21	$19,022	$21,042	$20,793
3/21	$19,606	$21,796	$21,002
4/21	$20,253	$22,919	$21,443
5/21	$20,330	$23,024	$21,487
6/21	$20,268	$23,592	$21,904
7/21	$20,237	$23,991	$21,113
8/21	$20,530	$24,675	$21,585
9/21	$19,976	$23,568	$20,949
10/21	$20,976	$25,161	$21,840
11/21	$20,191	$24,778	$20,930
12/21	$21,522	$25,754	$21,397
1/22	$19,874	$24,239	$19,337
2/22	$20,526	$23,628	$19,544
3/22	$20,345	$24,395	$19,787
4/22	$18,968	$22,206	$17,826
5/22	$18,515	$22,176	$17,853
6/22	$17,464	$20,321	$16,385
7/22	$19,022	$22,227	$18,095
8/22	$17,917	$21,397	$17,725
9/22	$16,468	$19,413	$16,026
10/22	$18,298	$21,005	$17,790
11/22	$18,968	$22,102	$18,206
12/22	$18,041	$20,808	$17,024
1/23	$19,712	$22,241	$18,684
2/23	$19,731	$21,721	$18,368
3/23	$19,186	$22,302	$17,491
4/23	$19,055	$22,539	$17,176
5/23	$18,360	$22,627	$17,017
6/23	$19,562	$24,172	$18,401
7/23	$20,050	$25,039	$19,526
8/23	$19,280	$24,555	$18,549
9/23	$17,929	$23,386	$17,457
10/23	$16,840	$22,766	$16,267
11/23	$18,267	$24,888	$17,739
12/23	$19,928	$26,209	$19,906
1/24	$19,455	$26,499	$19,132
2/24	$20,515	$27,933	$20,214
3/24	$21,348	$28,835	$20,938
4/24	$19,985	$27,566	$19,464
5/24	$20,553	$28,868	$20,440
6/24	$20,288	$29,762	$20,251
7/24	$21,650	$30,315	$22,309
8/24	$21,953	$30,975	$21,976
9/24	$22,142	$31,616	$22,129
10/24	$21,575	$31,384	$21,810
11/24	$23,865	$33,471	$24,202
12/24	$22,133	$32,448	$22,203
1/25	$22,758	$33,473	$22,785
2/25	$22,172	$32,831	$21,567
3/25	$21,156	$30,916	$20,099
4/25	$20,433	$30,709	$19,634
5/25	$21,293	$32,655	$20,683
6/25	$21,527	$34,314	$21,807
7/25	$20,980	$35,070	$22,185
8/25	$22,015	$35,881	$23,770
9/25	$21,156	$37,120	$24,510
10/25	$20,609	$37,915	$24,953
11/25	$20,746	$38,019	$25,193
12/25	$20,616	$38,012	$25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(6.85)%	2.87%	7.50%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(7.69)%	2.87%	7.50%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 2000® Index	12.81%	6.09%	9.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 140,093,903
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 979,741
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$140,093,903
# of Portfolio Holdings	64
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$979,741

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Consumer Staples	1.6%
Utilities	2.2%
Real Estate	6.2%
Materials	6.2%
Information Technology	9.9%
Health Care	10.1%
Consumer Discretionary	15.1%
Financials	20.7%
Industrials	28.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

CSW Industrials, Inc.	3.6%
Donaldson Co., Inc.	3.0%
Community Financial System, Inc.	2.7%
Southstate Bank Corp.	2.7%
Wyndham Hotels & Resorts, Inc.	2.7%
Franklin Electric Co., Inc.	2.6%
Stifel Financial Corp.	2.6%
Dorman Products, Inc.	2.5%
Essential Properties Realty Trust, Inc.	2.4%
Aramark	2.3%
Total	27.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000070580
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class I
Trading Symbol	EISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.96%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Security selections and underweight exposure to health care and security selections in financials detracted from performance relative to the Index

↓ Stock selection within information technology detracted from performance relative to the Index during the period

↓ An overweight position in CBIZ, Inc., hurt returns as its shares came under pressure on higher costs, leverage from a recent acquisition, and weaker pricing

↓ An overweight position in AptarGroup, Inc. hurt returns as management warning of headwinds in pharmaceuticals and European cough/cold markets distressed investors

↑ Sector allocations ― specifically underweight exposure to the energy and consumer staples sectors ― contributed to Index-relative performance

↑ An underweight exposure to the real estate sector contributed to returns relative to the Index during the period

↑ An overweight position in Woodward, Inc. aided returns as shares rose on earnings from government aerospace and defense spending. The stock was sold by period end

↑ An overweight position in ESCO Technologies Inc. benefitted from increased defense spending and growing naval offerings through strategic acquisitions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 2000® Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$938,838	$943,575	$912,066
2/16	$942,661	$943,271	$912,025
3/16	$1,014,526	$1,009,683	$984,815
4/16	$1,013,761	$1,015,940	$1,000,271
5/16	$1,051,988	$1,034,116	$1,022,802
6/16	$1,038,333	$1,036,242	$1,022,157
7/16	$1,074,600	$1,077,368	$1,083,187
8/16	$1,088,791	$1,080,116	$1,102,342
9/16	$1,085,638	$1,081,814	$1,114,621
10/16	$1,070,658	$1,058,408	$1,061,631
11/16	$1,164,479	$1,105,774	$1,180,016
12/16	$1,197,049	$1,127,351	$1,213,080
1/17	$1,198,779	$1,148,570	$1,217,865
2/17	$1,230,781	$1,191,287	$1,241,368
3/17	$1,238,565	$1,192,098	$1,242,993
4/17	$1,241,160	$1,204,734	$1,256,624
5/17	$1,232,511	$1,217,063	$1,231,059
6/17	$1,263,648	$1,228,046	$1,273,615
7/17	$1,272,759	$1,251,201	$1,283,077
8/17	$1,257,692	$1,253,612	$1,266,754
9/17	$1,316,189	$1,284,185	$1,345,810
10/17	$1,330,370	$1,312,208	$1,357,282
11/17	$1,375,573	$1,352,054	$1,396,399
12/17	$1,378,665	$1,365,567	$1,390,763
1/18	$1,421,599	$1,437,547	$1,427,109
2/18	$1,374,849	$1,384,560	$1,371,849
3/18	$1,389,160	$1,356,766	$1,389,592
4/18	$1,394,885	$1,361,923	$1,401,606
5/18	$1,476,937	$1,400,370	$1,486,684
6/18	$1,488,386	$1,409,528	$1,497,337
7/18	$1,512,238	$1,456,305	$1,523,433
8/18	$1,571,392	$1,507,447	$1,589,108
9/18	$1,564,713	$1,509,942	$1,550,887
10/18	$1,416,829	$1,398,761	$1,382,435
11/18	$1,452,130	$1,426,776	$1,404,409
12/18	$1,301,895	$1,293,987	$1,237,585
1/19	$1,430,400	$1,405,055	$1,376,811
2/19	$1,511,505	$1,454,470	$1,448,388
3/19	$1,495,705	$1,475,708	$1,418,075
4/19	$1,562,064	$1,534,635	$1,466,248
5/19	$1,496,758	$1,435,326	$1,352,214
6/19	$1,602,090	$1,536,139	$1,447,784
7/19	$1,631,583	$1,558,974	$1,456,120
8/19	$1,586,800	$1,527,193	$1,384,225
9/19	$1,593,241	$1,553,997	$1,413,026
10/19	$1,594,315	$1,587,450	$1,450,240
11/19	$1,650,143	$1,647,792	$1,509,939
12/19	$1,663,919	$1,695,370	$1,553,477
1/20	$1,639,235	$1,693,518	$1,503,655
2/20	$1,509,083	$1,554,864	$1,377,074
3/20	$1,255,513	$1,341,042	$1,077,884
4/20	$1,382,298	$1,518,650	$1,225,936
5/20	$1,460,838	$1,599,865	$1,305,713
6/20	$1,469,814	$1,636,441	$1,351,867
7/20	$1,536,011	$1,729,364	$1,389,285
8/20	$1,591,837	$1,854,647	$1,467,562
9/20	$1,513,717	$1,787,117	$1,418,540
10/20	$1,554,475	$1,748,545	$1,448,250
11/20	$1,740,152	$1,961,261	$1,715,198
12/20	$1,880,966	$2,049,495	$1,863,564
1/21	$1,884,372	$2,040,379	$1,957,342
2/21	$2,002,429	$2,104,155	$2,079,334
3/21	$2,064,863	$2,179,574	$2,100,218
4/21	$2,136,378	$2,291,930	$2,144,321
5/21	$2,145,459	$2,302,392	$2,148,741
6/21	$2,140,919	$2,359,167	$2,190,372
7/21	$2,139,783	$2,399,062	$2,111,281
8/21	$2,172,703	$2,467,478	$2,158,506
9/21	$2,115,945	$2,356,767	$2,094,863
10/21	$2,223,785	$2,516,142	$2,183,977
11/21	$2,142,054	$2,477,843	$2,092,972
12/21	$2,284,618	$2,575,418	$2,139,725
1/22	$2,112,025	$2,423,890	$1,933,726
2/22	$2,183,620	$2,362,834	$1,954,368
3/22	$2,165,721	$2,439,475	$1,978,693
4/22	$2,021,254	$2,220,551	$1,782,586
5/22	$1,972,673	$2,217,574	$1,785,280
6/22	$1,862,725	$2,032,055	$1,638,453
7/22	$2,030,204	$2,222,698	$1,809,512
8/22	$1,913,863	$2,139,748	$1,772,484
9/22	$1,761,726	$1,941,331	$1,602,617
10/22	$1,958,610	$2,100,532	$1,779,048
11/22	$2,032,761	$2,210,172	$1,820,602
12/22	$1,934,907	$2,080,759	$1,702,441
1/23	$2,115,235	$2,224,067	$1,868,371
2/23	$2,119,184	$2,172,084	$1,836,813
3/23	$2,061,268	$2,230,164	$1,749,050
4/23	$2,050,738	$2,253,925	$1,717,605
5/23	$1,977,027	$2,262,694	$1,701,739
6/23	$2,107,337	$2,417,203	$1,840,093
7/23	$2,162,620	$2,503,852	$1,952,621
8/23	$2,082,328	$2,455,518	$1,854,935
9/23	$1,936,223	$2,338,552	$1,745,731
10/23	$1,820,392	$2,276,560	$1,626,674
11/23	$1,977,027	$2,488,845	$1,773,904
12/23	$2,158,100	$2,620,858	$1,990,646
1/24	$2,108,992	$2,649,904	$1,913,222
2/24	$2,225,790	$2,793,345	$2,021,399
3/24	$2,317,369	$2,883,451	$2,093,763
4/24	$2,171,373	$2,756,574	$1,946,399
5/24	$2,233,753	$2,886,814	$2,044,044
6/24	$2,208,535	$2,976,182	$2,025,136
7/24	$2,358,514	$3,031,507	$2,230,888
8/24	$2,391,695	$3,097,499	$2,197,564
9/24	$2,415,586	$3,161,573	$2,212,922
10/24	$2,357,187	$3,138,356	$2,180,960
11/24	$2,606,709	$3,347,132	$2,420,198
12/24	$2,422,051	$3,244,826	$2,220,324
1/25	$2,492,689	$3,347,260	$2,278,539
2/25	$2,428,843	$3,283,113	$2,156,661
3/25	$2,320,170	$3,091,607	$2,009,860
4/25	$2,242,741	$3,070,866	$1,963,428
5/25	$2,339,188	$3,265,516	$2,068,276
6/25	$2,367,715	$3,431,413	$2,180,691
7/25	$2,309,303	$3,506,982	$2,218,519
8/25	$2,424,768	$3,588,140	$2,377,026
9/25	$2,332,396	$3,711,972	$2,450,983
10/25	$2,272,626	$3,791,527	$2,495,325
11/25	$2,290,285	$3,801,940	$2,519,297
12/25	$2,277,407	$3,801,166	$2,504,679

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(5.97)%	3.90%	8.57%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 2000® Index	12.81%	6.09%	9.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 140,093,903
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 979,741
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$140,093,903
# of Portfolio Holdings	64
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$979,741

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Consumer Staples	1.6%
Utilities	2.2%
Real Estate	6.2%
Materials	6.2%
Information Technology	9.9%
Health Care	10.1%
Consumer Discretionary	15.1%
Financials	20.7%
Industrials	28.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

CSW Industrials, Inc.	3.6%
Donaldson Co., Inc.	3.0%
Community Financial System, Inc.	2.7%
Southstate Bank Corp.	2.7%
Wyndham Hotels & Resorts, Inc.	2.7%
Franklin Electric Co., Inc.	2.6%
Stifel Financial Corp.	2.6%
Dorman Products, Inc.	2.5%
Essential Properties Realty Trust, Inc.	2.4%
Aramark	2.3%
Total	27.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080479
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class R
Trading Symbol	ERSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$141	1.46%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index):

↓ Security selections and underweight exposure to health care and security selections in financials detracted from performance relative to the Index

↓ Stock selection within information technology detracted from performance relative to the Index during the period

↓ An overweight position in CBIZ, Inc., hurt returns as its shares came under pressure on higher costs, leverage from a recent acquisition, and weaker pricing

↓ An overweight position in AptarGroup, Inc. hurt returns as management warning of headwinds in pharmaceuticals and European cough/cold markets distressed investors

↑ Sector allocations ― specifically underweight exposure to the energy and consumer staples sectors ― contributed to Index-relative performance

↑ An underweight exposure to the real estate sector contributed to returns relative to the Index during the period

↑ An overweight position in Woodward, Inc. aided returns as shares rose on earnings from government aerospace and defense spending. The stock was sold by period end

↑ An overweight position in ESCO Technologies Inc. benefitted from increased defense spending and growing naval offerings through strategic acquisitions

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Russell 3000® Index	Russell 2000® Index
12/15	$10,000	$10,000	$10,000
1/16	$9,378	$9,436	$9,121
2/16	$9,420	$9,433	$9,120
3/16	$10,134	$10,097	$9,848
4/16	$10,118	$10,159	$10,003
5/16	$10,496	$10,341	$10,228
6/16	$10,354	$10,362	$10,222
7/16	$10,711	$10,774	$10,832
8/16	$10,850	$10,801	$11,023
9/16	$10,815	$10,818	$11,146
10/16	$10,667	$10,584	$10,616
11/16	$11,589	$11,058	$11,800
12/16	$11,904	$11,274	$12,131
1/17	$11,923	$11,486	$12,179
2/17	$12,232	$11,913	$12,414
3/17	$12,309	$11,921	$12,430
4/17	$12,328	$12,047	$12,566
5/17	$12,241	$12,171	$12,311
6/17	$12,540	$12,280	$12,736
7/17	$12,622	$12,512	$12,831
8/17	$12,473	$12,536	$12,668
9/17	$13,048	$12,842	$13,458
10/17	$13,187	$13,122	$13,573
11/17	$13,623	$13,521	$13,964
12/17	$13,647	$13,656	$13,908
1/18	$14,078	$14,375	$14,271
2/18	$13,604	$13,846	$13,718
3/18	$13,733	$13,568	$13,896
4/18	$13,787	$13,619	$14,016
5/18	$14,584	$14,004	$14,867
6/18	$14,692	$14,095	$14,973
7/18	$14,929	$14,563	$15,234
8/18	$15,499	$15,074	$15,891
9/18	$15,435	$15,099	$15,509
10/18	$13,970	$13,988	$13,824
11/18	$14,315	$14,268	$14,044
12/18	$12,822	$12,940	$12,376
1/19	$14,090	$14,051	$13,768
2/19	$14,875	$14,545	$14,484
3/19	$14,706	$14,757	$14,181
4/19	$15,370	$15,346	$14,662
5/19	$14,718	$14,353	$13,522
6/19	$15,744	$15,361	$14,478
7/19	$16,034	$15,590	$14,561
8/19	$15,581	$15,272	$13,842
9/19	$15,630	$15,540	$14,130
10/19	$15,643	$15,875	$14,502
11/19	$16,186	$16,478	$15,099
12/19	$16,307	$16,954	$15,535
1/20	$16,060	$16,935	$15,037
2/20	$14,786	$15,549	$13,771
3/20	$12,302	$13,410	$10,779
4/20	$13,524	$15,187	$12,259
5/20	$14,292	$15,999	$13,057
6/20	$14,370	$16,364	$13,519
7/20	$15,007	$17,294	$13,893
8/20	$15,550	$18,546	$14,676
9/20	$14,787	$17,871	$14,185
10/20	$15,168	$17,485	$14,483
11/20	$16,969	$19,613	$17,152
12/20	$18,347	$20,495	$18,636
1/21	$18,373	$20,404	$19,573
2/21	$19,506	$21,042	$20,793
3/21	$20,112	$21,796	$21,002
4/21	$20,797	$22,919	$21,443
5/21	$20,876	$23,024	$21,487
6/21	$20,836	$23,592	$21,904
7/21	$20,810	$23,991	$21,113
8/21	$21,126	$24,675	$21,585
9/21	$20,560	$23,568	$20,949
10/21	$21,600	$25,161	$21,840
11/21	$20,797	$24,778	$20,930
12/21	$22,168	$25,754	$21,397
1/22	$20,493	$24,239	$19,337
2/22	$21,172	$23,628	$19,544
3/22	$20,991	$24,395	$19,787
4/22	$19,587	$22,206	$17,826
5/22	$19,104	$22,176	$17,853
6/22	$18,033	$20,321	$16,385
7/22	$19,648	$22,227	$18,095
8/22	$18,516	$21,397	$17,725
9/22	$17,037	$19,413	$16,026
10/22	$18,938	$21,005	$17,790
11/22	$19,648	$22,102	$18,206
12/22	$18,681	$20,808	$17,024
1/23	$20,424	$22,241	$18,684
2/23	$20,455	$21,721	$18,368
3/23	$19,879	$22,302	$17,491
4/23	$19,770	$22,539	$17,176
5/23	$19,055	$22,627	$17,017
6/23	$20,299	$24,172	$18,401
7/23	$20,828	$25,039	$19,526
8/23	$20,035	$24,555	$18,549
9/23	$18,619	$23,386	$17,457
10/23	$17,515	$22,766	$16,267
11/23	$19,008	$24,888	$17,739
12/23	$20,743	$26,209	$19,906
1/24	$20,257	$26,499	$19,132
2/24	$21,369	$27,933	$20,214
3/24	$22,246	$28,835	$20,938
4/24	$20,837	$27,566	$19,464
5/24	$21,431	$28,868	$20,440
6/24	$21,181	$29,762	$20,251
7/24	$22,590	$30,315	$22,309
8/24	$22,903	$30,975	$21,976
9/24	$23,122	$31,616	$22,129
10/24	$22,543	$31,384	$21,810
11/24	$24,938	$33,471	$24,202
12/24	$23,150	$32,448	$22,203
1/25	$23,809	$33,473	$22,785
2/25	$23,198	$32,831	$21,567
3/25	$22,138	$30,916	$20,099
4/25	$21,399	$30,709	$19,634
5/25	$22,315	$32,655	$20,683
6/25	$22,572	$34,314	$21,807
7/25	$22,009	$35,070	$22,185
8/25	$23,102	$35,881	$23,770
9/25	$22,202	$37,120	$24,510
10/25	$21,640	$37,915	$24,953
11/25	$21,801	$38,019	$25,193
12/25	$21,663	$38,012	$25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	(6.42)%	3.38%	8.03%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 2000® Index	12.81%	6.09%	9.61%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 140,093,903
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 979,741
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$140,093,903
# of Portfolio Holdings	64
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$979,741

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Consumer Staples	1.6%
Utilities	2.2%
Real Estate	6.2%
Materials	6.2%
Information Technology	9.9%
Health Care	10.1%
Consumer Discretionary	15.1%
Financials	20.7%
Industrials	28.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

CSW Industrials, Inc.	3.6%
Donaldson Co., Inc.	3.0%
Community Financial System, Inc.	2.7%
Southstate Bank Corp.	2.7%
Wyndham Hotels & Resorts, Inc.	2.7%
Franklin Electric Co., Inc.	2.6%
Stifel Financial Corp.	2.6%
Dorman Products, Inc.	2.5%
Essential Properties Realty Trust, Inc.	2.4%
Aramark	2.3%
Total	27.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122